Financial Statements

Delaware Life NY Variable Account C - All-Star

December 31, 2025

With Report of Independent Registered Public Accounting Firm

Delaware Life NY Variable Account C - All-Star

Financial Statements

December 31, 2025

Contents

Audited Financial Statements

Delaware Life NY Variable Account C - All-Star

Statements of Net Assets

December 31, 2025

					Uncollected
	Number of		Assets at		Actuarial Risk		Units
Subaccount	Shares	Cost	Market Value	Total Assets	Fee Payable	Net Assets	Outstanding	Range of Unit Values
AB VPS Relative Value Portfolio	4,666	$ 125,482	$ 143,939	$ 143,939	$ -	$ 143,939	2,997	$ 44.47	$ 49.95
AB VPS Sustainable Global Thematic Portfolio	355	9,548	10,753	10,753	-	10,753	318	33.84	33.84
Columbia Variable Portfolio – Acorn Fund (a)	9,189	115,835	146,105	146,105	-	146,105	2,608	50.43	58.90
Columbia Variable Portfolio - Dividend Opportunity Fund	-	-	-	-	-	-	-	25.01	27.55
Columbia Variable Portfolio - Government Money Market Fund	156,867	156,867	156,867	156,867	(15)	156,882	16,135	9.53	9.78
Columbia Variable Portfolio - Income Opportunities Fund	8,314	57,500	55,790	55,790	-	55,790	4,027	13.51	13.95
Columbia Variable Portfolio - Large Cap Growth Fund	973	12,747	53,183	53,183	-	53,183	934	56.62	57.04
Columbia Variable Portfolio - Large Cap Index Fund	616	6,109	35,148	35,148	-	35,148	740	47.39	47.75
Columbia Variable Portfolio - Select Mid Cap Value Fund	401	4,817	18,989	18,989	-	18,989	634	29.95	29.95
Columbia Variable Portfolio - Strategic Income Fund	-	-	-	-	-	-	-	17.56	23.38
Columbia Variable Portfolio - U.S. Government Mortgage Fund	7,167	69,822	66,865	66,865	-	66,865	6,816	9.58	9.87
Franklin Mutual Shares VIP Fund	479	7,911	7,719	7,719	-	7,719	231	33.47	33.47
Franklin Templeton Growth and Income VIP Fund	3,234	20,226	23,773	23,773	-	23,773	519	45.79	45.79
MFS VIT I Growth Series	1,924	111,460	116,757	116,757	-	116,757	1,157	92.75	101.47
MFS VIT I Investors Trust Series	2,088	57,435	53,401	53,401	-	53,401	923	57.71	58.37
MFS VIT I New Discovery Series	-	-	-	-	-	-	-	47.33	56.24
MFS VIT I Value Series	2,425	48,250	53,984	53,984	-	53,984	1,681	31.43	32.28
MFS VIT II Massachusetts Investors Growth Stock Portfolio	-	-	-	-	-	-	-	28.38	30.46
MFS VIT III Mid Cap Value Portfolio	-	-	-	-	-	-	-	32.94	37.05
PIMCO VIT Real Return Portfolio	1,390	17,809	16,697	16,697	-	16,697	1,060	15.68	15.86

(a) Name change. See Note 2.

The accompanying notes are an integral part of these financial statements.

5

Delaware Life NY Variable Account C - All-Star

Statements of Net Assets (continued)

December 31, 2025

					Uncollected
	Number of		Assets at		Actuarial Risk		Units
Subaccount	Shares	Cost	Market Value	Total Assets	Fee Payable	Net Assets	Outstanding	Range of Unit Values
PIMCO VIT Total Return Portfolio	24,903	$ 253,785	$ 235,332	$ 235,332	$ -	$ 235,332	14,728	$ 15.33	$ 16.05
Templeton Foreign VIP Fund	7,899	99,037	128,122	128,122	-	128,122	4,691	25.79	27.50

The accompanying notes are an integral part of these financial statements.

6

Delaware Life NY Variable Account C - All-Star

Statements of Operations and Change in Net Assets

Years Ended December 31, 2025 and 2024

	AB VPS Relative Value Portfolio	AB VPS Sustainable Global Thematic Portfolio	Columbia Variable Portfolio – Acorn Fund (a)
Net assets as of December 31, 2023	$157,752	$10,870	$286,812
Investment income (loss):
Dividend distributions	1,856	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(2,670)	(190)	(3,204)
Net investment income (loss)	(814)	(190)	(3,204)
Increase (decrease) in net assets from operations:
Capital gain distributions	5,223	33	-
Realized capital gain (loss) on investments	6,026	361	(55,995)
Change in unrealized appreciation (depreciation)	6,200	224	87,840
Net gain (loss) on investments	17,449	618	31,845
Net increase (decrease) in net assets from operations	16,635	428	28,641
Contract owner transactions:
Deposits	1,127	-	1,421
Terminations, withdrawals and annuity payments	(35,139)	(485)	(170,133)
Transfers between subaccounts, net	(3,452)	-	(5,965)
Maintenance charges and mortality adjustments	742	-	866
Increase (decrease) in net assets from contract transactions	(36,722)	(485)	(173,811)
Total increase (decrease) in net assets	(20,087)	(57)	(145,170)
Net assets as of December 31, 2024	$137,665	$10,813	$141,642
Investment income (loss):
Dividend distributions	1,260	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(2,409)	(181)	(2,459)
Net investment income (loss)	(1,149)	(181)	(2,459)
Increase (decrease) in net assets from operations:
Capital gain distributions	11,764	1,398	-
Realized capital gain (loss) on investments	3,009	396	1,073
Change in unrealized appreciation (depreciation)	(2,428)	(1,152)	7,235
Net gain (loss) on investments	12,345	642	8,308
Net increase (decrease) in net assets from operations	11,196	461	5,849
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(5,542)	(519)	(5,663)
Transfers between subaccounts, net	757	8	4,421
Maintenance charges and mortality adjustments	(137)	(10)	(144)
Increase (decrease) in net assets from contract transactions	(4,922)	(521)	(1,386)
Total increase (decrease) in net assets	6,274	(60)	4,463
Net assets as of December 31, 2025	$143,939	$10,753	$146,105

(a) Name change. See Note 2.

The accompanying notes are an integral part of these financial statements.

7

Delaware Life NY Variable Account C - All-Star

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	Columbia Variable Portfolio - Dividend Opportunity Fund	Columbia Variable Portfolio - Government Money Market Fund	Columbia Variable Portfolio - Income Opportunities Fund
Net assets as of December 31, 2023	$296	$203,143	$60,814
Investment income (loss):
Dividend distributions	-	8,950	3,015
Investment Expenses:
Mortality and expense risk and administrative charges	(2)	(3,165)	(1,005)
Net investment income (loss)	(2)	5,785	2,010
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	214	-	(2,751)
Change in unrealized appreciation (depreciation)	(198)	-	2,997
Net gain (loss) on investments	16	-	246
Net increase (decrease) in net assets from operations	14	5,785	2,256
Contract owner transactions:
Deposits	204	999	-
Terminations, withdrawals and annuity payments	(519)	(65,316)	(12,508)
Transfers between subaccounts, net	6	7,086	1,988
Maintenance charges and mortality adjustments	(1)	1,989	336
Increase (decrease) in net assets from contract transactions	(310)	(55,242)	(10,184)
Total increase (decrease) in net assets	(296)	(49,457)	(7,928)
Net assets as of December 31, 2024	$-	$153,686	$52,886
Investment income (loss):
Dividend distributions	-	6,062	974
Investment Expenses:
Mortality and expense risk and administrative charges	-	(2,655)	(930)
Net investment income (loss)	-	3,407	44
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	-	-	(541)
Change in unrealized appreciation (depreciation)	-	-	3,929
Net gain (loss) on investments	-	-	3,388
Net increase (decrease) in net assets from operations	-	3,407	3,432
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	-	(10,784)	(1,849)
Transfers between subaccounts, net	-	10,745	1,380
Maintenance charges and mortality adjustments	-	(172)	(59)
Increase (decrease) in net assets from contract transactions	-	(211)	(528)
Total increase (decrease) in net assets	-	3,196	2,904
Net assets as of December 31, 2025	$-	$156,882	$55,790

The accompanying notes are an integral part of these financial statements.

8

Delaware Life NY Variable Account C - All-Star

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Large Cap Index Fund	Columbia Variable Portfolio - Select Mid Cap Value Fund
Net assets as of December 31, 2023	$38,841	$27,943	$15,349
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(745)	(517)	(311)
Net investment income (loss)	(745)	(517)	(311)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	2,244	1,954	223
Change in unrealized appreciation (depreciation)	9,515	4,573	1,693
Net gain (loss) on investments	11,759	6,527	1,916
Net increase (decrease) in net assets from operations	11,014	6,010	1,605
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	-	(843)	-
Transfers between subaccounts, net	(2,714)	(1,120)	-
Maintenance charges and mortality adjustments	(12)	(5)	(5)
Increase (decrease) in net assets from contract transactions	(2,726)	(1,968)	(5)
Total increase (decrease) in net assets	8,288	4,042	1,600
Net assets as of December 31, 2024	$47,129	$31,985	$16,949
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(824)	(552)	(325)
Net investment income (loss)	(824)	(552)	(325)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	2,095	1,771	240
Change in unrealized appreciation (depreciation)	5,582	3,549	2,132
Net gain (loss) on investments	7,677	5,320	2,372
Net increase (decrease) in net assets from operations	6,853	4,768	2,047
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	-	(1,015)	-
Transfers between subaccounts, net	(742)	(554)	15
Maintenance charges and mortality adjustments	(57)	(36)	(22)
Increase (decrease) in net assets from contract transactions	(799)	(1,605)	(7)
Total increase (decrease) in net assets	6,054	3,163	2,040
Net assets as of December 31, 2025	$53,183	$35,148	$18,989

The accompanying notes are an integral part of these financial statements.

9

Delaware Life NY Variable Account C - All-Star

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	Columbia Variable Portfolio - Strategic Income Fund	Columbia Variable Portfolio - U.S. Government Mortgage Fund	Franklin Mutual Shares VIP Fund
Net assets as of December 31, 2023	$4,965	$78,183	$6,455
Investment income (loss):
Dividend distributions	218	2,116	141
Investment Expenses:
Mortality and expense risk and administrative charges	(64)	(1,248)	(118)
Net investment income (loss)	154	868	23
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	147
Realized capital gain (loss) on investments	(2,365)	(3,647)	15
Change in unrealized appreciation (depreciation)	2,397	2,634	429
Net gain (loss) on investments	32	(1,013)	591
Net increase (decrease) in net assets from operations	186	(145)	614
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(5,152)	(19,759)	-
Transfers between subaccounts, net	1	5,410	79
Maintenance charges and mortality adjustments	-	622	(3)
Increase (decrease) in net assets from contract transactions	(5,151)	(13,727)	76
Total increase (decrease) in net assets	(4,965)	(13,872)	690
Net assets as of December 31, 2024	$-	$64,311	$7,145
Investment income (loss):
Dividend distributions	-	1,342	149
Investment Expenses:
Mortality and expense risk and administrative charges	-	(1,118)	(122)
Net investment income (loss)	-	224	27
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	737
Realized capital gain (loss) on investments	-	(499)	29
Change in unrealized appreciation (depreciation)	-	4,729	(112)
Net gain (loss) on investments	-	4,230	654
Net increase (decrease) in net assets from operations	-	4,454	681
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	-	(3,383)	-
Transfers between subaccounts, net	-	1,550	(97)
Maintenance charges and mortality adjustments	-	(67)	(10)
Increase (decrease) in net assets from contract transactions	-	(1,900)	(107)
Total increase (decrease) in net assets	-	2,554	574
Net assets as of December 31, 2025	$-	$66,865	$7,719

The accompanying notes are an integral part of these financial statements.

10

Delaware Life NY Variable Account C - All-Star

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	Franklin Templeton Growth and Income VIP Fund	MFS VIT I Growth Series	MFS VIT I Investors Trust Series
Net assets as of December 31, 2023	$27,650	$146,773	$44,755
Investment income (loss):
Dividend distributions	687	-	221
Investment Expenses:
Mortality and expense risk and administrative charges	(504)	(2,421)	(821)
Net investment income (loss)	183	(2,421)	(600)
Increase (decrease) in net assets from operations:
Capital gain distributions	585	10,702	3,455
Realized capital gain (loss) on investments	(2,677)	16,077	1,688
Change in unrealized appreciation (depreciation)	6,203	13,599	2,893
Net gain (loss) on investments	4,111	40,378	8,036
Net increase (decrease) in net assets from operations	4,294	37,957	7,436
Contract owner transactions:
Deposits	-	1,646	-
Terminations, withdrawals and annuity payments	(11,214)	(52,562)	(1,612)
Transfers between subaccounts, net	2	(23,636)	(699)
Maintenance charges and mortality adjustments	(7)	916	(5)
Increase (decrease) in net assets from contract transactions	(11,219)	(73,636)	(2,316)
Total increase (decrease) in net assets	(6,925)	(35,679)	5,120
Net assets as of December 31, 2024	$20,725	$111,094	$49,875
Investment income (loss):
Dividend distributions	475	-	300
Investment Expenses:
Mortality and expense risk and administrative charges	(409)	(1,972)	(852)
Net investment income (loss)	66	(1,972)	(552)
Increase (decrease) in net assets from operations:
Capital gain distributions	2,043	22,625	21,236
Realized capital gain (loss) on investments	78	3,474	1,435
Change in unrealized appreciation (depreciation)	868	(11,420)	(16,563)
Net gain (loss) on investments	2,989	14,679	6,108
Net increase (decrease) in net assets from operations	3,055	12,707	5,556
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	-	(4,894)	(1,866)
Transfers between subaccounts, net	21	(2,043)	(113)
Maintenance charges and mortality adjustments	(28)	(107)	(51)
Increase (decrease) in net assets from contract transactions	(7)	(7,044)	(2,030)
Total increase (decrease) in net assets	3,048	5,663	3,526
Net assets as of December 31, 2025	$23,773	$116,757	$53,401

The accompanying notes are an integral part of these financial statements.

11

Delaware Life NY Variable Account C - All-Star

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	MFS VIT I New Discovery Series	MFS VIT I Value Series	MFS VIT II Massachusetts Investors Growth Stock Portfolio
Net assets as of December 31, 2023	$5,426	$64,668	$1,029
Investment income (loss):
Dividend distributions	-	959	-
Investment Expenses:
Mortality and expense risk and administrative charges	(70)	(1,048)	(8)
Net investment income (loss)	(70)	(89)	(8)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	4,342	-
Realized capital gain (loss) on investments	(2,261)	3,815	221
Change in unrealized appreciation (depreciation)	2,607	(1,897)	(129)
Net gain (loss) on investments	346	6,260	92
Net increase (decrease) in net assets from operations	276	6,171	84
Contract owner transactions:
Deposits	-	413	731
Terminations, withdrawals and annuity payments	(5,703)	(18,618)	(1,856)
Transfers between subaccounts, net	1	(1,256)	15
Maintenance charges and mortality adjustments	-	414	(3)
Increase (decrease) in net assets from contract transactions	(5,702)	(19,047)	(1,113)
Total increase (decrease) in net assets	(5,426)	(12,876)	(1,029)
Net assets as of December 31, 2024	$-	$51,792	$-
Investment income (loss):
Dividend distributions	-	865	-
Investment Expenses:
Mortality and expense risk and administrative charges	-	(902)	-
Net investment income (loss)	-	(37)	-
Increase (decrease) in net assets from operations:
Capital gain distributions	-	4,026	-
Realized capital gain (loss) on investments	-	732	-
Change in unrealized appreciation (depreciation)	-	833	-
Net gain (loss) on investments	-	5,591	-
Net increase (decrease) in net assets from operations	-	5,554	-
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	-	(2,261)	-
Transfers between subaccounts, net	-	(1,046)	-
Maintenance charges and mortality adjustments	-	(55)	-
Increase (decrease) in net assets from contract transactions	-	(3,362)	-
Total increase (decrease) in net assets	-	2,192	-
Net assets as of December 31, 2025	$-	$53,984	$-

The accompanying notes are an integral part of these financial statements.

12

Delaware Life NY Variable Account C - All-Star

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	MFS VIT III Mid Cap Value Portfolio	PIMCO VIT Real Return Portfolio	PIMCO VIT Total Return Portfolio
Net assets as of December 31, 2023	$5,937	$17,424	$251,611
Investment income (loss):
Dividend distributions	79	442	9,644
Investment Expenses:
Mortality and expense risk and administrative charges	(81)	(291)	(4,113)
Net investment income (loss)	(2)	151	5,531
Increase (decrease) in net assets from operations:
Capital gain distributions	267	-	-
Realized capital gain (loss) on investments	1,279	(429)	(5,124)
Change in unrealized appreciation (depreciation)	(803)	385	1,587
Net gain (loss) on investments	743	(44)	(3,537)
Net increase (decrease) in net assets from operations	741	107	1,994
Contract owner transactions:
Deposits	-	-	776
Terminations, withdrawals and annuity payments	(6,681)	(2,199)	(44,311)
Transfers between subaccounts, net	3	643	12,451
Maintenance charges and mortality adjustments	-	(3)	1,404
Increase (decrease) in net assets from contract transactions	(6,678)	(1,559)	(29,680)
Total increase (decrease) in net assets	(5,937)	(1,452)	(27,686)
Net assets as of December 31, 2024	$-	$15,972	$223,925
Investment income (loss):
Dividend distributions	-	537	9,392
Investment Expenses:
Mortality and expense risk and administrative charges	-	(274)	(3,897)
Net investment income (loss)	-	263	5,495
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	-	(177)	(2,021)
Change in unrealized appreciation (depreciation)	-	853	12,218
Net gain (loss) on investments	-	676	10,197
Net increase (decrease) in net assets from operations	-	939	15,692
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	-	(412)	(8,296)
Transfers between subaccounts, net	-	216	4,252
Maintenance charges and mortality adjustments	-	(18)	(241)
Increase (decrease) in net assets from contract transactions	-	(214)	(4,285)
Total increase (decrease) in net assets	-	725	11,407
Net assets as of December 31, 2025	$-	$16,697	$235,332

The accompanying notes are an integral part of these financial statements.

13

Delaware Life NY Variable Account C - All-Star

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

Templeton Foreign VIP Fund
Net assets as of December 31, 2023	$144,502
Investment income (loss):
Dividend distributions	3,612
Investment Expenses:
Mortality and expense risk and administrative charges	(2,323)
Net investment income (loss)	1,289
Increase (decrease) in net assets from operations:
Capital gain distributions	-
Realized capital gain (loss) on investments	4,598
Change in unrealized appreciation (depreciation)	(8,018)
Net gain (loss) on investments	(3,420)
Net increase (decrease) in net assets from operations	(2,131)
Contract owner transactions:
Deposits	809
Terminations, withdrawals and annuity payments	(34,231)
Transfers between subaccounts, net	11,492
Maintenance charges and mortality adjustments	1,089
Increase (decrease) in net assets from contract transactions	(20,841)
Total increase (decrease) in net assets	(22,972)
Net assets as of December 31, 2024	$121,530
Investment income (loss):
Dividend distributions	2,962
Investment Expenses:
Mortality and expense risk and administrative charges	(2,181)
Net investment income (loss)	781
Increase (decrease) in net assets from operations:
Capital gain distributions	8,271
Realized capital gain (loss) on investments	3,846
Change in unrealized appreciation (depreciation)	17,406
Net gain (loss) on investments	29,523
Net increase (decrease) in net assets from operations	30,304
Contract owner transactions:
Deposits	-
Terminations, withdrawals and annuity payments	(5,827)
Transfers between subaccounts, net	(17,760)
Maintenance charges and mortality adjustments	(125)
Increase (decrease) in net assets from contract transactions	(23,712)
Total increase (decrease) in net assets	6,592
Net assets as of December 31, 2025	$128,122

The accompanying notes are an integral part of these financial statements.

14

Delaware Life NY Variable Account C - All-Star

Notes to Financial Statements

December 31, 2025

Note 1. Organization

Delaware Life NY Variable Account C - All-Star (the “Separate Account”) is a separate account of Nassau Life Insurance Company (“NNY”, the “Company”, the “Sponsor”, “we” or “us”). NNY is a wholly-owned subsidiary of The Nassau Companies of New York (“NCNY”), whose ultimate parent is Nassau Insurance Group Holdings G.P., LLC (“Nassau”). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain. NCNY is a holding company for NNY. On July 1, 2023, NNY completed its acquisition of Delaware Life Insurance Company of New York (“DLNY”) from Delaware Life Insurance Company, after receipt of insurance regulatory approval by the New York Department of Financial Services (the “NYDFS” or the “Department”). Effective July 5, 2023, DLNY merged with and into NNY pursuant to a merger agreement with NNY as the surviving entity.The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended and was established on April 2015. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount	Share Class

AB VPS Relative Value Portfolio	Class B
AB VPS Sustainable Global Thematic Portfolio	Class B
Columbia Variable Portfolio – Acorn Fund	-
Columbia Variable Portfolio – Acorn International Fund	-
Columbia Variable Portfolio - Dividend Opportunity Fund	Class 2
Columbia Variable Portfolio - Government Money Market Fund	Class 1
Columbia Variable Portfolio - Income Opportunities Fund	Class 2
Columbia Variable Portfolio - Large Cap Growth Fund	Class 2
Columbia Variable Portfolio - Large Cap Index Fund	Class 2
Columbia Variable Portfolio - Select Mid Cap Value Fund	Class 1
Columbia Variable Portfolio - Strategic Income Fund	Class 2
Columbia Variable Portfolio - U.S. Government Mortgage Fund	Class 2
Fidelity VIP Equity-Income Portfolio	Service Class 2
Franklin Mutual Shares VIP Fund	Class 2
Franklin Templeton Growth and Income VIP Fund	Class 2
MFS VIT I Growth Series	Service Class
MFS VIT I Investors Trust Series	Service Class
MFS VIT I New Discovery Series	Service Class
MFS VIT I Value Series	Initial Class
MFS VIT II Massachusetts Investors Growth Stock Portfolio	S Class
MFS VIT III Mid Cap Value Portfolio	Initial Class
PIMCO VIT Real Return Portfolio	Admin Class
PIMCO VIT Total Return Portfolio	Admin Class
Rydex VT NASDAQ-100 Fund	-
Templeton Foreign VIP Fund	Class 2

15

Delaware Life NY Variable Account C - All-Star

Notes to Financial Statements (continued)

Note 1. Organization (continued)

Twenty-five subaccounts are currently offered by the Separate Account. The following subaccounts had no activity for two consecutive years and are not included in the Statements of Net Assets or the Statements of Operations and Change in Net Assets:

Subaccount

Columbia Variable Portfolio – Acorn International Fund
Fidelity VIP Equity-Income Portfolio
Rydex VT NASDAQ-100 Fund

Note 2. Additions, Mergers, Liquidations and Name Changes

A. Additions

There were no fund additions in 2024 or 2025.

B. Mergers

There were no fund mergers in 2024 or 2025.

C. Liquidations

During the last two years the following subaccount was liquidated and subsequently reinvested:

Transferred
Date	Liquidated Subaccount	Reinvested Subaccount	Assets ($)
April 15, 2024	AB VPS Sustainable International	Columbia VP - Government Money	-
	Thematic Portfolio	Market Fund
D. Name Changes

During the last two years the following subaccount name changes were made effective:

Date	New Name	Old Name
June 2, 2025	Columbia Variable Portfolio – Acorn Fund	Wanger Acorn
June 2, 2025	Columbia Variable Portfolio – Acorn	Wanger International
International Fund

Note 3. Significant Accounting Policies

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

16

Delaware Life NY Variable Account C - All-Star

Notes to Financial Statements (continued)

Note 3. Significant Accounting Policies (continued)

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holder’s investments in the funds and the amounts reported in the statements of net assets. The contract holder assumes all of the investment performance risk for the subaccounts selected.

Contracts in Payout (Annuitization) Period

Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table, Annuity 2000 Mortality Table, or 2012 Individual Annuity Reserving Mortality Table depending on the particular product. The assumed interest return is also dependent on the particular product, and could range from 0.75 percent to 5.25 percent, as regulated by the laws of the respective states. During the payout period, the mortality risk is fully borne by NNY and may result in additional amounts being transferred into the Separate Account from NNY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated during the payout period exceed amounts required, transfers of excess amounts from the Separate Account may be made to NNY. These amounts will appear in the “Maintenance charges and mortality adjustments” of the Statements of Operations and Change in Net Assets.

Annuity Assets

As of December 31, 2025, annuity reserves have not been established, as there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, NNY periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to NNY and not to the Separate Account.

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Separate Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of NNY, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, NNY does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. NNY will review periodically the status of this policy in the event of changes in the tax law.

17

Delaware Life NY Variable Account C - All-Star

Notes to Financial Statements (continued)

Note 3. Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

In applying these estimates and assumptions, management makes subjective and complex judgments that frequently require assumptions about matters that are uncertain and inherently subject to change such as possibility for elevated mortality and investment market volatility.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Separate Account invests in shares of open-end mutual funds, which process contract holders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs). The fair value of the Separate Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Separate Account measures the fair value of its investment in the Fund on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.

• Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•  Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.

Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2025.

18

Delaware Life NY Variable Account C - All-Star

Notes to Financial Statements (continued)

Note 3. Significant Accounting Policies (continued)

Segment Disclosures

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the 2VP Finance, Accounting Operations Department, who is responsible for reviewing subaccount financial statements and related Separate Account controls. The Separate Account represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on the investment selections of its contract holders. The financial information which is used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reported on the Statements of Operations and Change in Net Assets as net assets and significant segment expenses are reported in the Statements of Operations and Change in Net Assets. The CODM does not evaluate the business using asset or subaccount expense information.

19

Delaware Life NY Variable Account C - All-Star

Notes to Financial Statements (continued)

Note 4. Purchases and Proceeds from Sales of Investments

The cost of investment purchases and proceeds from investments sold for the years ended December 31, 2025 and 2024, were as follows:

	2025		2024
		Proceeds from		Proceeds from
Subaccount	Cost of Purchases	Sales	Cost of Purchases	Sales
AB VPS Relative Value Portfolio	$ 16,092	$ 10,400	$ 10,882	$ 43,210
AB VPS Sustainable Global Thematic Portfolio	1,397	701	33	677
Columbia Variable Portfolio – Acorn Fund (a)	13,779	17,624	8,543	185,588
Columbia Variable Portfolio - Government Money Market Fund	18,479	15,280	24,091	73,557
Columbia Variable Portfolio - Income Opportunities Fund	2,925	3,410	5,875	14,055
Columbia Variable Portfolio - Large Cap Growth Fund	1,602	3,226	376	3,851
Columbia Variable Portfolio - Large Cap Index Fund	-	2,157	-	2,489
Columbia Variable Portfolio - Select Mid Cap Value Fund	-	332	-	317
Columbia Variable Portfolio - U.S. Government Mortgage Fund	5,143	6,820	9,367	22,232
Franklin Mutual Shares VIP Fund	939	281	429	184
Franklin Templeton Growth and Income VIP Fund	2,518	417	1,271	11,725
MFS VIT I Growth Series	35,147	21,539	17,030	82,405
MFS VIT I Investors Trust Series	21,557	2,902	3,763	3,229
MFS VIT I Value Series	6,062	5,436	8,029	22,831
PIMCO VIT Real Return Portfolio	850	800	1,082	2,490
PIMCO VIT Total Return Portfolio	19,302	18,093	24,761	48,934
Templeton Foreign VIP Fund	11,233	25,893	18,847	38,413

(a) Name change. See Note 2.

20

Delaware Life NY Variable Account C - All-Star

Notes to Financial Statements (continued)

Note 5. Related Party Transactions and Charges and Deductions

Related-Party Transactions

The Sponsor provides administrative services necessary for the operation of the Separate Account. The Sponsor absorbs all organizational expenses including the fees of registering the Separate Account and its contracts for distribution under federal and state securities laws.

Mortality and expense risk charges

Charges for mortality and expense risks, the optional death benefit riders, and the optional living benefit riders are based on the assumed by the Sponsor. These charges are reflected in the Statements of Operations and Change in Net Assets. The deductions are calculated at different levels based upon the elections made by the contract holder and are transferred periodically to the Sponsor. As of December 31, 2025, the deduction is at an effective annual rate of the average daily value of the contract invested in the Separate Account as follows:

	Level 1	Level 2	Level 3	Level 4
Columbia All-Star NY contracts	1.30	1.50	1.70	1.90
Columbia All-Star Extra NY contracts	1.40	1.60	1.80	2.00
Columbia All-Star Freedom NY contracts	1.35	1.55	1.75	-
All amounts shown are %

Distribution and administrative expense charges

For assuming the risk that surrender charges may be insufficient to compensate the Sponsor for the costs of distributing the contracts, the Sponsor makes a deduction from the Separate Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to Columbia All-Star Extra NY contracts and an effective annual rate of 0.20% of the net assets attributable to Columbia All-Star NY and Columbia All-Star Freedom NY contracts.

Additionally, a reimbursement for administrative expenses attributable to Columbia All-Star NY, Columbia All-Star Extra NY, and Columbia All-Star Freedom NY contracts, which exceed the charges received from the account administration fee (“Account Fee”), the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.

Distribution and administrative expense charges are reflected in the Statements of Operations and Change in Net Assets.

Administrative charges

Each year on the account anniversary date, an Account Fee of $30 is deducted from the participant’s account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, this Account Fee will be deducted pro rata from each variable annuity payment made during the year. These charges are reported as part of “Maintenance charges and mortality adjustments” in the Statements of Operations and Change in Net

Assets.

Surrender charges

The Sponsor does not deduct a sales charge from purchase payments. However, a surrender charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sales of the contract if the contract holder requests a full withdrawal prior to reaching the pay-out phase. In no event shall the aggregate surrender charges exceed 8% of the purchase payments made under the contract. These charges are reported as part of “Maintenance charges and mortality adjustments” in the Statements of Operations and Change in Net Assets.

Optional living benefit rider charges (“Benefit Fee”)

A specific quarterly charge, equal to 0.125% of account value, is deducted on the last day of the Account Quarter, ("Account Quarters" are defined as three-month periods, with the first Account Quarter beginning on the date the

21

Delaware Life NY Variable Account C - All-Star

Notes to Financial Statements (continued)

Note 5. Related Party Transactions and Charges and Deductions

contracts were issued), if Secured Returns 2 optional living benefit rider is elected. This optional living benefit rider is available on Columbia All-Star NY contracts and Columbia All-Star Extra NY contracts; however, no contracts were ever sold with the rider elected; therefore, there are no Benefit Fees reflected in the Separate Account’s financial statements.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction from the amount applied to provide an annuity at the time of annuitization.

22

Delaware Life NY Variable Account C - All-Star
Notes to Financial Statements (continued)

Note 6. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2025 and 2024, were as follows:

	2025			2024
	Units	Units	Net Increase	Units	Units	Net Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

AB VPS Relative Value Portfolio	65	(181)	(116)	87	(910)	(823)
AB VPS Sustainable Global Thematic Portfolio	-	(15)	(15)	-	(16)	(16)
Columbia Variable Portfolio – Acorn Fund (a)	286	(287)	(1)	168	(3,643)	(3,475)
Columbia Variable Portfolio - Dividend Opportunity Fund	-	-	-	9	(23)	(14)
Columbia Variable Portfolio - Government Money Market Fund	1,293	(1,333)	(40)	1,626	(7,550)	(5,924)
Columbia Variable Portfolio - Income Opportunities Fund	144	(188)	(44)	226	(1,026)	(800)
Columbia Variable Portfolio - Large Cap Growth Fund	36	(45)	(9)	8	(67)	(59)
Columbia Variable Portfolio - Large Cap Index Fund	-	(36)	(36)	-	(53)	(53)
Columbia Variable Portfolio - Select Mid Cap Value Fund	-	-	-	-	-	-
Columbia Variable Portfolio - Strategic Income Fund	-	-	-	-	(240)	(240)
Columbia Variable Portfolio - U.S. Government Mortgage Fund	399	(603)	(204)	802	(2,295)	(1,493)
Franklin Mutual Shares VIP Fund	2	(5)	(3)	5	(3)	2
Franklin Templeton Growth and Income VIP Fund	-	-	-	-	(278)	(278)
MFS VIT I Growth Series	146	(204)	(58)	74	(937)	(863)
MFS VIT I Investors Trust Series	-	(38)	(38)	2	(51)	(49)
MFS VIT I New Discovery Series	-	-	-	-	(117)	(117)
MFS VIT I Value Series	39	(151)	(112)	98	(768)	(670)
MFS VIT II Massachusetts Investors Growth Stock Portfolio	-	-	-	28	(70)	(42)

(a) Name change. See Note 2.

23

Delaware Life NY Variable Account C - All-Star
Notes to Financial Statements (continued)

Note 6. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

MFS VIT III Mid Cap Value Portfolio	-	-	-	-	(195)	(195)
PIMCO VIT Real Return Portfolio	20	(35)	(15)	43	(149)	(106)
PIMCO VIT Total Return Portfolio	641	(934)	(293)	1,030	(3,037)	(2,007)
Templeton Foreign VIP Fund	-	(971)	(971)	695	(1,584)	(889)

24

Delaware Life NY Variable Account C - All-Star
Notes to Financial Statements (continued)

Note 7. Financial Highlights

The Separate Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s subaccount balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding unit values and total returns. The summary may not reflect the minimum and maximum contract charges offered by the Separate Account as contract owners may not have selected all available and applicable contract options as discussed in Note 5.

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios and total return ratios for each of the five years in the period ended December 31, 2025, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

AB VPS Relative Value Portfolio
2025	2,997	44.47	49.95	143,939	0.90	1.65	1.85	8.17	8.40
2024	3,113	41.11	46.11	137,665	1.22	1.65	1.90	10.62	10.89
2023	3,936	38.74	39.84	157,752	1.31	1.65	1.90	9.61	9.89
2022	4,036	35.26	36.35	147,324	1.10	1.65	1.90	(6.23)	(5.99)
2021	4,425	37.50	38.76	172,242	0.62	1.65	1.90	25.42	25.74
AB VPS Sustainable Global Thematic Portfolio
2025	318	33.84	33.84	10,753	-	1.70	1.70	4.22	4.22
2024	333	32.47	32.47	10,813	-	1.70	1.70	4.17	4.17
2023	349	35.43	31.17	10,870	0.03	1.70	1.70	13.75	13.75
2022	649	31.15	27.41	18,480	-	1.70	1.70	(28.40)	(28.40)
2021	675	43.51	37.20	26,794	-	1.70	1.85	20.31	20.49
Columbia Variable Portfolio – Acorn Fund (a)
2025	2,608	50.43	58.90	146,105	-	1.65	1.85	2.54	2.74
2024	2,609	49.18	57.35	141,642	-	1.65	1.90	11.99	12.28
2023	6,084	45.77	48.95	286,812	-	1.65	1.90	19.44	19.74
2022	6,647	38.22	40.98	262,310	-	1.65	1.90	(34.72)	(34.56)
2021	6,383	58.41	62.78	381,764	0.77	1.65	1.90	6.84	7.11

(a) Name change. See Note 2.

25

Delaware Life NY Variable Account C - All-Star
Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Columbia Variable Portfolio - Dividend Opportunity Fund
2025	-	25.01	27.55	-	-	1.65	2.30	12.91	13.66
2024	-	23.41	23.41	-	-	1.90	1.90	12.93	12.93
2023	14	21.27	20.73	296	-	1.70	1.90	2.86	3.07
2022	181	20.64	20.16	3,719	-	1.70	1.90	(3.26)	(3.06)
2021	195	21.29	20.83	4,136	-	1.70	1.90	23.51	23.76
Columbia Variable Portfolio - Government Money Market Fund
2025	16,135	9.53	9.78	156,882	3.90	1.65	1.85	2.03	2.32
2024	16,175	9.28	9.56	153,686	4.91	1.65	1.90	3.00	3.24
2023	22,099	9.26	9.01	203,143	4.58	1.65	1.90	2.77	3.04
2022	23,966	8.98	8.77	213,942	1.09	1.65	1.90	(0.70)	(0.45)
2021	27,958	9.02	8.83	250,837	0.02	1.65	1.90	(1.88)	(1.63)
Columbia Variable Portfolio - Income Opportunities Fund
2025	4,027	13.51	13.95	55,790	1.80	1.65	1.90	6.38	6.65
2024	4,071	12.70	13.08	52,886	5.21	1.65	1.90	3.74	3.97
2023	4,871	12.58	12.24	60,814	5.18	1.65	1.90	9.26	9.54
2022	5,345	11.49	11.21	60,920	5.36	1.65	1.90	(11.92)	(11.69)
2021	6,250	13.01	12.72	80,644	9.03	1.65	1.90	2.17	2.43
Columbia Variable Portfolio - Large Cap Growth Fund
2025	934	56.62	57.04	53,183	-	1.65	1.70	13.88	13.94
2024	943	49.72	50.06	47,129	-	1.65	1.70	28.77	28.82
2023	1,002	38.86	38.61	38,841	-	1.65	1.70	40.36	40.43
2022	1,152	27.67	27.51	31,812	-	1.65	1.70	(32.69)	(32.66)
2021	1,068	41.09	40.87	43,805	-	1.65	1.70	26.18	26.24
Columbia Variable Portfolio - Large Cap Index Fund
2025	740	47.39	47.75	35,148	-	1.65	1.70	15.28	15.34
2024	776	41.11	41.40	31,985	-	1.65	1.70	22.28	22.34
2023	829	33.84	32.77	27,943	-	1.65	1.90	23.28	23.59
2022	1,406	27.38	26.58	38,100	-	1.65	1.90	(20.08)	(19.88)
2021	1,437	34.18	33.26	48,622	-	1.65	1.90	25.64	25.96

26

Delaware Life NY Variable Account C - All-Star
Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Columbia Variable Portfolio - Select Mid Cap Value Fund
2025	634	29.95	29.95	18,989	-	1.85	1.85	12.05	12.05
2024	634	26.73	26.73	16,949	-	1.85	1.85	10.45	10.45
2023	634	24.67	24.04	15,349	-	1.70	1.90	8.22	8.44
2022	1,268	22.75	22.22	28,352	-	1.70	1.90	(11.15)	(10.97)
2021	1,284	25.55	25.00	32,300	-	1.70	1.90	29.82	30.09
Columbia Variable Portfolio - Strategic Income Fund
2025	-	17.56	23.38	-	-	1.65	2.30	4.71	5.37
2024	-	21.21	21.21	-	6.64	1.90	1.90	2.51	2.51
2023	240	20.69	20.69	4,965	3.43	1.90	1.90	7.14	7.14
2022	240	19.31	19.31	4,637	2.72	1.90	1.90	(13.19)	(13.19)
2021	240	22.25	22.25	5,343	5.25	1.90	1.90	(0.30)	(0.30)
Columbia Variable Portfolio - U.S. Government Mortgage Fund
2025	6,816	9.58	9.87	66,865	2.05	1.65	1.85	6.80	7.05
2024	7,020	8.91	9.22	64,311	2.93	1.65	1.90	(0.56)	(0.43)
2023	8,513	9.26	8.96	78,183	2.66	1.65	1.90	3.44	3.70
2022	9,161	8.93	8.67	81,144	1.87	1.65	1.90	(15.94)	(15.73)
2021	9,597	10.59	10.31	100,840	1.83	1.65	1.90	(3.07)	(2.83)
Franklin Mutual Shares VIP Fund
2025	231	33.47	33.47	7,719	2.04	1.65	1.65	9.70	9.70
2024	234	30.51	30.51	7,145	2.03	1.65	1.65	9.43	9.43
2023	232	27.88	26.74	6,455	0.88	1.65	1.85	11.38	11.60
2022	522	24.98	24.00	12,751	1.09	1.65	1.85	(9.14)	(8.95)
2021	1,173	27.44	26.42	31,258	2.91	1.65	1.85	16.97	17.21
Franklin Templeton Growth and Income VIP Fund
2025	519	45.79	45.79	23,773	2.16	1.85	1.85	14.73	14.73
2024	519	39.91	40.73	20,725	2.58	1.85	1.90	15.74	15.82
2023	797	34.46	35.19	27,650	2.41	1.85	1.90	6.92	6.98
2022	1,205	32.22	32.92	39,029	3.56	1.85	1.90	(8.57)	(8.52)
2021	2,067	35.22	36.00	73,023	2.45	1.85	1.90	22.87	22.93

27

Delaware Life NY Variable Account C - All-Star
Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

MFS VIT I Growth Series
2025	1,157	92.75	101.47	116,757	-	1.65	1.85	9.84	10.06
2024	1,215	84.44	92.24	111,094	-	1.65	1.90	28.66	28.97
2023	2,078	68.42	68.53	146,773	-	1.65	1.90	32.95	33.29
2022	2,814	51.33	51.55	149,000	-	1.65	1.90	(33.10)	(32.93)
2021	2,611	76.53	77.05	205,024	-	1.65	1.90	20.90	21.21
MFS VIT I Investors Trust Series
2025	923	57.71	58.37	53,401	0.60	1.65	1.70	11.41	11.46
2024	961	51.80	52.37	49,875	0.46	1.65	1.70	17.19	17.24
2023	1,010	44.67	44.20	44,755	0.46	1.65	1.70	16.66	16.72
2022	1,173	38.27	37.89	44,532	0.39	1.65	1.70	(18.10)	(18.06)
2021	1,218	46.70	46.26	56,444	0.42	1.65	1.70	24.36	24.43
MFS VIT I New Discovery Series
2025	-	47.33	56.24	-	-	1.65	2.30	9.99	10.72
2024	-	48.58	48.58	-	-	1.90	1.90	4.41	4.41
2023	117	46.53	46.53	5,426	-	1.90	1.90	12.10	12.10
2022	117	41.51	41.51	4,843	-	1.90	1.90	(31.32)	(31.32)
2021	117	60.44	60.44	7,054	-	1.90	1.90	(0.35)	(0.35)
MFS VIT I Value Series
2025	1,681	31.43	32.28	53,984	1.63	1.65	1.85	10.90	11.16
2024	1,793	28.16	29.04	51,792	1.59	1.65	1.90	9.49	9.75
2023	2,463	26.46	25.72	64,668	1.71	1.65	1.90	5.89	6.16
2022	2,704	24.92	24.29	66,859	1.26	1.65	1.90	(7.69)	(7.45)
2021	3,498	26.93	26.31	93,386	1.32	1.65	1.90	23.08	23.39
MFS VIT II Massachusetts Investors Growth Stock Portfolio
2025	-	28.38	30.46	-	-	1.65	2.30	7.09	7.82
2024	-	27.56	27.56	-	-	1.90	1.90	13.74	13.74
2023	42	24.23	24.23	1,029	-	1.90	1.90	21.37	21.37
2022	45	19.96	19.96	896	-	1.90	1.90	(20.97)	(20.97)
2021	48	25.26	25.26	0	-	1.90	1.90	23.28	23.28

28

Delaware Life NY Variable Account C - All-Star
Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

MFS VIT III Mid Cap Value Portfolio
2025	-	32.94	37.05	-	-	1.65	2.30	3.55	4.25
2024	-	34.06	34.06	-	1.92	1.90	1.90	11.60	11.60
2023	195	31.52	30.52	5,937	1.25	1.70	1.90	10.60	10.82
2022	1,069	28.44	27.60	29,909	0.99	1.70	1.90	(10.51)	(10.33)
2021	1,069	31.72	30.84	33,412	0.61	1.70	1.90	28.51	28.77
PIMCO VIT Real Return Portfolio
2025	1,060	15.68	15.86	16,697	3.32	1.65	1.70	6.09	6.09
2024	1,075	14.49	14.95	15,972	2.63	1.65	1.90	0.21	0.47
2023	1,181	14.88	14.46	17,424	2.78	1.65	1.90	1.71	1.97
2022	1,586	14.59	14.22	22,871	6.46	1.65	1.90	(13.58)	(13.36)
2021	2,076	16.84	16.46	34,388	4.73	1.65	1.90	3.61	3.87
PIMCO VIT Total Return Portfolio
2025	14,728	15.33	16.05	235,332	4.10	1.65	1.85	6.90	7.14
2024	15,021	14.28	14.98	223,925	4.03	1.65	1.90	0.56	0.82
2023	17,028	14.86	14.20	251,611	3.56	1.65	1.90	3.94	4.20
2022	18,353	14.26	13.66	260,243	2.61	1.65	1.90	(15.93)	(15.72)
2021	18,862	16.92	16.25	317,123	1.82	1.65	1.90	(3.14)	(2.89)
Templeton Foreign VIP Fund
2025	4,691	25.79	27.50	128,122	2.33	1.65	1.90	26.74	27.06
2024	5,662	20.34	21.66	121,530	2.70	1.65	1.90	(2.91)	(2.65)
2023	6,551	21.83	21.34	144,502	3.21	1.65	1.90	18.48	18.78
2022	7,283	18.38	18.01	135,417	2.96	1.65	1.90	(9.35)	(9.12)
2021	7,630	20.22	19.87	156,273	1.79	1.65	1.90	2.19	2.45

(1) The investment income ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

29

Delaware Life NY Variable Account C - All-Star
Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

(2) The expense ratios represent the annualized contract expenses of the Separate Account for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contract holders.

Note 8. Subsequent Events

The Separate Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

30

KPMG LLP Two Manhattan West 375 9th Avenue, 17th Floor New York, NY 10001

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nassau Life Insurance Company and
Contract Owners of Delaware Life NY Variable Account C - All-Star:

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of the subaccounts listed in the Appendix that comprise Delaware Life NY Variable Account C - All-Star (the Separate Account) as of December 31, 2025, the related statements of operations and change in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights in Note 7 for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of their operations and changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agents of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Nassau Insurance Group Holdings’ separate accounts since 2015.

New York, New York
April 14, 2026

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG
International Limited, a private English company limited by guarantee.

31

Appendix

Delaware Life NY Variable Account C - All-Star

AB VPS Relative Value Portfolio

AB VPS Sustainable Global Thematic Portfolio (1)

Columbia Variable Portfolio – Acorn Fund (1)

Columbia Variable Portfolio - Dividend Opportunity Fund

Columbia Variable Portfolio - Government Money Market Fund

Columbia Variable Portfolio - Income Opportunities Fund

Columbia Variable Portfolio - Large Cap Growth Fund

Columbia Variable Portfolio - Large Cap Index Fund

Columbia Variable Portfolio - Select Mid Cap Value Fund

Columbia Variable Portfolio - Strategic Income Fund

Columbia Variable Portfolio - U.S. Government Mortgage Fund

Franklin Mutual Shares VIP Fund

Franklin Templeton Growth and Income VIP Fund

MFS VIT I Growth Series

MFS VIT I Investors Trust Series

MFS VIT I New Discovery Series

MFS VIT I Value Series

MFS VIT II Massachusetts Investors Growth Stock Portfolio

MFS VIT III Mid Cap Value Portfolio

PIMCO VIT Real Return Portfolio

PIMCO VIT Total Return Portfolio

Templeton Foreign VIP Fund

(1) See Note 2 to the financial statements for the former name on the subaccount.

32

Financial Statements

Delaware Life NY Variable Account C - Futurity

December 31, 2025

With Report of Independent Registered Public Accounting Firm

Delaware Life NY Variable Account C - Futurity

Financial Statements

December 31, 2025

Delaware Life NY Variable Account C - Futurity

Statements of Net Assets

December 31, 2025

	Number of		Assets at		Units
Subaccount	Shares	Cost	Market Value	Net Assets	Outstanding	Range of Unit Values

AB VPS Relative Value Portfolio	2,606	$ 66,290	$ 80,395	$ 80,395	1,853	$ 42.45	$ 44.01
AB VPS Small Cap Growth Portfolio	812	9,789	8,008	8,008	134	59.59	59.59
Alger Growth & Income Portfolio	614	15,137	21,579	21,579	501	43.07	43.07
Alger Small Cap Growth Portfolio	1,220	28,316	22,750	22,750	905	25.13	25.13
Fidelity VIP Contrafund Portfolio	198	8,273	11,231	11,231	120	93.60	93.60
Fidelity VIP Growth Portfolio	639	54,236	59,373	59,373	772	74.42	77.16
Fidelity VIP Overseas Portfolio	353	7,596	9,576	9,576	295	32.49	32.49
First Eagle Overseas Variable Fund	2,159	53,999	60,268	60,268	814	71.94	74.52
Goldman Sachs International Equity Insights Fund	5,666	46,022	58,870	58,870	3,271	18.00	18.00
Goldman Sachs VIT Large Cap Value Fund	32,820	304,823	268,471	268,471	7,617	35.25	35.25
Goldman Sachs VIT Small Cap Equity Insights Fund	1,620	20,289	23,135	23,135	440	52.63	52.63
Goldman Sachs VIT U.S. Equity Insights Fund	2,416	43,357	52,640	52,640	1,144	46.02	46.02
Invesco V.I. American Franchise Fund	1,773	96,765	143,576	143,576	2,792	51.43	51.43
Invesco V.I. Core Equity Fund	159	4,622	5,729	5,729	184	31.13	31.13
Invesco V.I. EQV International Equity Fund	3,340	114,730	120,611	120,611	5,751	20.69	36.10
LVIP JPMorgan Small Cap Core Fund	2,015	38,982	44,231	44,231	847	52.20	52.20
LVIP JPMorgan U.S. Equity Fund	851	23,659	42,031	42,031	484	86.88	86.88
MFS U.S. Government Money Market Portfolio	146,567	146,567	146,567	146,567	14,840	9.65	9.93
MFS VIT I Growth Series Initial Class	5,547	307,225	376,335	376,335	8,866	42.45	42.45
MFS VIT I Growth Series Service Class	951	45,699	57,719	57,719	682	84.59	84.59
MFS VIT I Mid Cap Growth Series	44,176	408,501	352,527	352,527	8,646	39.68	40.83
MFS VIT I New Discovery Series Initial Class	5,857	92,814	91,369	91,369	3,875	23.58	23.58
MFS VIT I New Discovery Series Service Class	1,799	18,974	21,773	21,773	963	22.34	22.73
MFS VIT I Research Series	-	-	-	-	-	41.45	42.28
MFS VIT I Total Return Bond Series	6,642	84,143	78,238	78,238	6,910	11.23	11.33
MFS VIT I Utilities Series Initial Class	5,319	180,275	200,695	200,695	10,919	18.38	18.38
MFS VIT I Utilities Series Service Class	835	26,869	30,748	30,748	1,756	17.43	17.73
MFS VIT I Value Series	10,988	222,145	244,596	244,596	7,322	32.50	33.44
MFS VIT II Blended Research Core Equity Portfolio I Class	601	33,237	36,531	36,531	691	52.88	52.88
MFS VIT II Blended Research Core Equity Portfolio S Class	306	18,479	18,275	18,275	304	60.02	60.02
MFS VIT II Government Securities Portfolio I Class	4,035	47,336	43,659	43,659	2,617	16.68	16.68
MFS VIT II Government Securities Portfolio S Class	347	3,870	3,730	3,730	283	13.19	13.19
MFS VIT II High Yield Portfolio I Class	19,051	100,796	96,970	96,970	4,197	14.91	27.34
MFS VIT II High Yield Portfolio Service Class	840	4,619	4,219	4,219	159	26.60	26.60

The accompanying notes are an integral part of these financial statements.

5

Delaware Life NY Variable Account C - Futurity

Statements of Net Assets (continued)

December 31, 2025

	Number of		Assets at		Units
SubAccount	Shares	Cost	Market Value	Net Assets	Outstanding	Range of Unit Values

MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class	2,472	$ 51,877	$ 55,749	$ 55,749	1,468	$ 37.97	$ 37.97
MFS VIT III Blended Research Small Cap Equity Portfolio	13,122	122,882	128,199	128,199	2,945	43.04	45.75
MFS VIT III Global Real Estate Portfolio	9,415	122,624	119,473	119,473	2,775	33.40	44.72
MFS VIT III Mid Cap Value Portfolio	1,174	10,642	11,871	11,871	312	37.38	38.40
MFS VIT Total Return Series Initial Class	17,893	417,468	417,446	417,446	20,404	20.46	20.46
MFS VIT Total Return Series Service Class	14,703	335,219	332,878	332,878	17,195	19.31	19.68
PIMCO VIT Emerging Markets Bond Portfolio	1,566	17,921	17,888	17,888	485	36.05	37.35
PIMCO VIT Real Return Portfolio	662	8,326	7,953	7,953	457	16.95	17.56
PIMCO VIT Total Return Portfolio	2,443	24,932	23,084	23,084	1,317	17.11	17.72
Templeton Growth VIP Fund	956	10,758	13,523	13,523	400	33.82	33.82

The accompanying notes are an integral part of these financial statements.

6

Delaware Life NY Variable Account C - Futurity

Statements of Operations and Change in Net Assets

Years Ended December 31, 2025 and 2024

	AB VPS Relative Value Portfolio	AB VPS Small Cap Growth Portfolio	Alger Growth & Income Portfolio
Net assets as of December 31, 2023	$66,721	$7,472	$39,070
Investment income (loss):
Dividend distributions	920	-	262
Investment Expenses:
Mortality and expense risk and administrative charges	(1,113)	(119)	(618)
Net investment income (loss)	(193)	(119)	(356)
Increase (decrease) in net assets from operations:
Capital gain distributions	2,589	-	159
Realized capital gain (loss) on investments	318	(518)	787
Change in unrealized appreciation (depreciation)	4,661	1,893	7,644
Net gain (loss) on investments	7,568	1,375	8,590
Net increase (decrease) in net assets from operations	7,375	1,256	8,234
Contract owner transactions:
Terminations, withdrawals and annuity payments	-	(453)	-
Transfers between subaccounts, net	-	-	(206)
Maintenance charges and mortality adjustments	(11)	(5)	(6)
Increase (decrease) in net assets from contract transactions	(11)	(458)	(212)
Total increase (decrease) in net assets	7,364	798	8,022
Net assets as of December 31, 2024	$74,085	$8,270	$47,092
Investment income (loss):
Dividend distributions	683	-	312
Investment Expenses:
Mortality and expense risk and administrative charges	(1,160)	(116)	(337)
Net investment income (loss)	(477)	(116)	(25)
Increase (decrease) in net assets from operations:
Capital gain distributions	6,379	-	2,394
Realized capital gain (loss) on investments	328	(540)	16,779
Change in unrealized appreciation (depreciation)	97	874	(15,216)
Net gain (loss) on investments	6,804	334	3,957
Net increase (decrease) in net assets from operations	6,327	218	3,932
Contract owner transactions:
Terminations, withdrawals and annuity payments	-	(475)	(29,279)
Transfers between subaccounts, net	20	-	(160)
Maintenance charges and mortality adjustments	(37)	(5)	(6)
Increase (decrease) in net assets from contract transactions	(17)	(480)	(29,445)
Total increase (decrease) in net assets	6,310	(262)	(25,513)
Net assets as of December 31, 2025	$80,395	$8,008	$21,579

The accompanying notes are an integral part of these financial statements.

7

Delaware Life NY Variable Account C - Futurity
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2025 and 2024

	Alger Small Cap Growth Portfolio	Fidelity VIP Contrafund Portfolio	Fidelity VIP Growth Portfolio
Net assets as of December 31, 2023	$28,899	$26,835	$50,990
Investment income (loss):
Dividend distributions	118	3	-
Investment Expenses:
Mortality and expense risk and administrative charges	(422)	(169)	(839)
Net investment income (loss)	(304)	(166)	(839)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	1,169	12,578
Realized capital gain (loss) on investments	31	1,578	3,566
Change in unrealized appreciation (depreciation)	2,189	1,166	(1,492)
Net gain (loss) on investments	2,220	3,913	14,652
Net increase (decrease) in net assets from operations	1,916	3,747	13,813
Contract owner transactions:
Terminations, withdrawals and annuity payments	-	(20,338)	(4,516)
Transfers between subaccounts, net	-	(167)	(3,339)
Maintenance charges and mortality adjustments	-	(12)	(30)
Increase (decrease) in net assets from contract transactions	-	(20,517)	(7,885)
Total increase (decrease) in net assets	1,916	(16,770)	5,928
Net assets as of December 31, 2024	$30,815	$10,065	$56,918
Investment income (loss):
Dividend distributions	-	-	28
Investment Expenses:
Mortality and expense risk and administrative charges	(310)	(157)	(849)
Net investment income (loss)	(310)	(157)	(821)
Increase (decrease) in net assets from operations:
Capital gain distributions	264	1,761	7,619
Realized capital gain (loss) on investments	(3,624)	415	2,469
Change in unrealized appreciation (depreciation)	3,972	(95)	(2,027)
Net gain (loss) on investments	612	2,081	8,061
Net increase (decrease) in net assets from operations	302	1,924	7,240
Contract owner transactions:
Terminations, withdrawals and annuity payments	(8,367)	(760)	(4,778)
Transfers between subaccounts, net	-	2	27
Maintenance charges and mortality adjustments	-	-	(34)
Increase (decrease) in net assets from contract transactions	(8,367)	(758)	(4,785)
Total increase (decrease) in net assets	(8,065)	1,166	2,455
Net assets as of December 31, 2025	$22,750	$11,231	$59,373

The accompanying notes are an integral part of these financial statements.

8

Delaware Life NY Variable Account C - Futurity
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2025 and 2024

	Fidelity VIP Overseas Portfolio	First Eagle Overseas Variable Fund	Goldman Sachs International Equity Insights Fund
Net assets as of December 31, 2023	$7,836	$59,874	$65,400
Investment income (loss):
Dividend distributions	118	982	1,920
Investment Expenses:
Mortality and expense risk and administrative charges	(121)	(888)	(935)
Net investment income (loss)	(3)	94	985
Increase (decrease) in net assets from operations:
Capital gain distributions	386	389	2,234
Realized capital gain (loss) on investments	35	(270)	1,357
Change in unrealized appreciation (depreciation)	(160)	2,573	(1,307)
Net gain (loss) on investments	261	2,692	2,284
Net increase (decrease) in net assets from operations	258	2,786	3,269
Contract owner transactions:
Terminations, withdrawals and annuity payments	-	(7,139)	(4,230)
Transfers between subaccounts, net	-	557	351
Maintenance charges and mortality adjustments	-	(40)	(27)
Increase (decrease) in net assets from contract transactions	-	(6,622)	(3,906)
Total increase (decrease) in net assets	258	(3,836)	(637)
Net assets as of December 31, 2024	$8,094	$56,038	$64,763
Investment income (loss):
Dividend distributions	129	994	1,484
Investment Expenses:
Mortality and expense risk and administrative charges	(134)	(873)	(853)
Net investment income (loss)	(5)	121	631
Increase (decrease) in net assets from operations:
Capital gain distributions	838	7,153	7,280
Realized capital gain (loss) on investments	42	1,460	4,820
Change in unrealized appreciation (depreciation)	607	9,170	6,752
Net gain (loss) on investments	1,487	17,783	18,852
Net increase (decrease) in net assets from operations	1,482	17,904	19,483
Contract owner transactions:
Terminations, withdrawals and annuity payments	-	(7,221)	(15,040)
Transfers between subaccounts, net	-	(6,404)	(10,306)
Maintenance charges and mortality adjustments	-	(49)	(30)
Increase (decrease) in net assets from contract transactions	-	(13,674)	(25,376)
Total increase (decrease) in net assets	1,482	4,230	(5,893)
Net assets as of December 31, 2025	$9,576	$60,268	$58,870

The accompanying notes are an integral part of these financial statements.

9

Delaware Life NY Variable Account C - Futurity
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2025 and 2024

	Goldman Sachs VIT Large Cap Value Fund	Goldman Sachs VIT Small Cap Equity Insights Fund	Goldman Sachs VIT U.S. Equity Insights Fund
Net assets as of December 31, 2023	$220,282	$17,657	$36,454
Investment income (loss):
Dividend distributions	3,487	194	281
Investment Expenses:
Mortality and expense risk and administrative charges	(3,411)	(273)	(588)
Net investment income (loss)	76	(79)	(307)
Increase (decrease) in net assets from operations:
Capital gain distributions	30,111	1,605	6,078
Realized capital gain (loss) on investments	(1,636)	32	378
Change in unrealized appreciation (depreciation)	5,566	1,533	3,524
Net gain (loss) on investments	34,041	3,170	9,980
Net increase (decrease) in net assets from operations	34,117	3,091	9,673
Contract owner transactions:
Terminations, withdrawals and annuity payments	(2,480)	-	-
Transfers between subaccounts, net	-	(101)	-
Maintenance charges and mortality adjustments	(9)	(12)	(4)
Increase (decrease) in net assets from contract transactions	(2,489)	(113)	(4)
Total increase (decrease) in net assets	31,628	2,978	9,669
Net assets as of December 31, 2024	$251,910	$20,635	$46,123
Investment income (loss):
Dividend distributions	2,863	157	346
Investment Expenses:
Mortality and expense risk and administrative charges	(3,563)	(290)	(662)
Net investment income (loss)	(700)	(133)	(316)
Increase (decrease) in net assets from operations:
Capital gain distributions	35,609	1,792	6,552
Realized capital gain (loss) on investments	(3,832)	31	388
Change in unrealized appreciation (depreciation)	(7,806)	1,252	(98)
Net gain (loss) on investments	23,971	3,075	6,842
Net increase (decrease) in net assets from operations	23,271	2,942	6,526
Contract owner transactions:
Terminations, withdrawals and annuity payments	(6,702)	(359)	-
Transfers between subaccounts, net	-	(71)	-
Maintenance charges and mortality adjustments	(8)	(12)	(9)
Increase (decrease) in net assets from contract transactions	(6,710)	(442)	(9)
Total increase (decrease) in net assets	16,561	2,500	6,517
Net assets as of December 31, 2025	$268,471	$23,135	$52,640

The accompanying notes are an integral part of these financial statements.

10

Delaware Life NY Variable Account C - Futurity
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2025 and 2024

	Invesco V.I. American Franchise Fund	Invesco V.I. Core Equity Fund	Invesco V.I. EQV International Equity Fund
Net assets as of December 31, 2023	$101,772	$21,633	$123,477
Investment income (loss):
Dividend distributions	-	175	2,228
Investment Expenses:
Mortality and expense risk and administrative charges	(1,698)	(344)	(1,780)
Net investment income (loss)	(1,698)	(169)	448
Increase (decrease) in net assets from operations:
Capital gain distributions	-	2,100	662
Realized capital gain (loss) on investments	974	(22)	974
Change in unrealized appreciation (depreciation)	34,274	3,234	(2,987)
Net gain (loss) on investments	35,248	5,312	(1,351)
Net increase (decrease) in net assets from operations	33,550	5,143	(903)
Contract owner transactions:
Terminations, withdrawals and annuity payments	(360)	(121)	(3,054)
Transfers between subaccounts, net	42	2	4,153
Maintenance charges and mortality adjustments	(10)	(12)	(37)
Increase (decrease) in net assets from contract transactions	(328)	(131)	1,062
Total increase (decrease) in net assets	33,222	5,012	159
Net assets as of December 31, 2024	$134,994	$26,645	$123,636
Investment income (loss):
Dividend distributions	-	35	1,684
Investment Expenses:
Mortality and expense risk and administrative charges	(1,881)	(120)	(1,671)
Net investment income (loss)	(1,881)	(85)	13
Increase (decrease) in net assets from operations:
Capital gain distributions	12,942	404	7,472
Realized capital gain (loss) on investments	3,491	1,692	2,311
Change in unrealized appreciation (depreciation)	(1,345)	(939)	7,245
Net gain (loss) on investments	15,088	1,157	17,028
Net increase (decrease) in net assets from operations	13,207	1,072	17,041
Contract owner transactions:
Terminations, withdrawals and annuity payments	(4,566)	(21,975)	(18,748)
Transfers between subaccounts, net	(49)	-	(1,278)
Maintenance charges and mortality adjustments	(10)	(13)	(40)
Increase (decrease) in net assets from contract transactions	(4,625)	(21,988)	(20,066)
Total increase (decrease) in net assets	8,582	(20,916)	(3,025)
Net assets as of December 31, 2025	$143,576	$5,729	$120,611

The accompanying notes are an integral part of these financial statements.

11

Delaware Life NY Variable Account C - Futurity
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2025 and 2024

	LVIP JPMorgan Small Cap Core Fund	LVIP JPMorgan U.S. Equity Fund	MFS U.S. Government Money Market Portfolio
Net assets as of December 31, 2023	$44,060	$38,552	$413,252
Investment income (loss):
Dividend distributions	329	184	11,358
Investment Expenses:
Mortality and expense risk and administrative charges	(640)	(591)	(3,451)
Net investment income (loss)	(311)	(407)	7,907
Increase (decrease) in net assets from operations:
Capital gain distributions	614	1,841	-
Realized capital gain (loss) on investments	4,995	8,220	-
Change in unrealized appreciation (depreciation)	(761)	(926)	-
Net gain (loss) on investments	4,848	9,135	-
Net increase (decrease) in net assets from operations	4,537	8,728	7,907
Contract owner transactions:
Terminations, withdrawals and annuity payments	(7,890)	(10,048)	(268,003)
Transfers between subaccounts, net	-	-	388
Maintenance charges and mortality adjustments	(19)	(14)	(126)
Increase (decrease) in net assets from contract transactions	(7,909)	(10,062)	(267,741)
Total increase (decrease) in net assets	(3,372)	(1,334)	(259,834)
Net assets as of December 31, 2024	$40,688	$37,218	$153,418
Investment income (loss):
Dividend distributions	263	183	5,638
Investment Expenses:
Mortality and expense risk and administrative charges	(562)	(540)	(2,136)
Net investment income (loss)	(299)	(357)	3,502
Increase (decrease) in net assets from operations:
Capital gain distributions	3,351	1,135	-
Realized capital gain (loss) on investments	329	426	-
Change in unrealized appreciation (depreciation)	177	3,617	-
Net gain (loss) on investments	3,857	5,178	-
Net increase (decrease) in net assets from operations	3,558	4,821	3,502
Contract owner transactions:
Terminations, withdrawals and annuity payments	-	-	(10,057)
Transfers between subaccounts, net	(1)	-	(186)
Maintenance charges and mortality adjustments	(14)	(8)	(110)
Increase (decrease) in net assets from contract transactions	(15)	(8)	(10,353)
Total increase (decrease) in net assets	3,543	4,813	(6,851)
Net assets as of December 31, 2025	$44,231	$42,031	$146,567

The accompanying notes are an integral part of these financial statements.

12

Delaware Life NY Variable Account C - Futurity
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2025 and 2024

	MFS VIT I Growth Series Initial Class	MFS VIT I Growth Series Service Class	MFS VIT I Mid Cap Growth Series
Net assets as of December 31, 2023	$288,809	$40,493	$345,094
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(4,661)	(705)	(5,152)
Net investment income (loss)	(4,661)	(705)	(5,152)
Increase (decrease) in net assets from operations:
Capital gain distributions	25,294	4,038	23,213
Realized capital gain (loss) on investments	17,412	403	3,206
Change in unrealized appreciation (depreciation)	45,970	8,107	23,479
Net gain (loss) on investments	88,676	12,548	49,898
Net increase (decrease) in net assets from operations	84,015	11,843	44,746
Contract owner transactions:
Terminations, withdrawals and annuity payments	(9,160)	-	(23,726)
Transfers between subaccounts, net	(11,304)	-	(4,963)
Maintenance charges and mortality adjustments	(33)	-	(53)
Increase (decrease) in net assets from contract transactions	(20,497)	-	(28,742)
Total increase (decrease) in net assets	63,518	11,843	16,004
Net assets as of December 31, 2024	$352,327	$52,336	$361,098
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(5,005)	(792)	(5,060)
Net investment income (loss)	(5,005)	(792)	(5,060)
Increase (decrease) in net assets from operations:
Capital gain distributions	65,287	10,805	60,466
Realized capital gain (loss) on investments	13,949	451	1,201
Change in unrealized appreciation (depreciation)	(36,991)	(5,081)	(47,941)
Net gain (loss) on investments	42,245	6,175	13,726
Net increase (decrease) in net assets from operations	37,240	5,383	8,666
Contract owner transactions:
Terminations, withdrawals and annuity payments	(13,348)	-	(22,588)
Transfers between subaccounts, net	148	-	5,402
Maintenance charges and mortality adjustments	(32)	-	(51)
Increase (decrease) in net assets from contract transactions	(13,232)	-	(17,237)
Total increase (decrease) in net assets	24,008	5,383	(8,571)
Net assets as of December 31, 2025	$376,335	$57,719	$352,527

The accompanying notes are an integral part of these financial statements.

13

Delaware Life NY Variable Account C - Futurity
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2025 and 2024

	MFS VIT I New Discovery Series Initial Class	MFS VIT I New Discovery Series Service Class	MFS VIT I Research Series
Net assets as of December 31, 2023	$100,711	$25,816	$13,173
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,437)	(378)	(18)
Net investment income (loss)	(1,437)	(378)	(18)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(3,124)	(4,052)	2,421
Change in unrealized appreciation (depreciation)	9,543	5,689	(1,996)
Net gain (loss) on investments	6,419	1,637	425
Net increase (decrease) in net assets from operations	4,982	1,259	407
Contract owner transactions:
Terminations, withdrawals and annuity payments	(8,769)	(4,026)	(13,462)
Transfers between subaccounts, net	429	246	(109)
Maintenance charges and mortality adjustments	(48)	(8)	(9)
Increase (decrease) in net assets from contract transactions	(8,388)	(3,788)	(13,580)
Total increase (decrease) in net assets	(3,406)	(2,529)	(13,173)
Net assets as of December 31, 2024	$97,305	$23,287	$-
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,287)	(338)	-
Net investment income (loss)	(1,287)	(338)	-
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(7,671)	(3,024)	-
Change in unrealized appreciation (depreciation)	19,117	5,763	-
Net gain (loss) on investments	11,446	2,739	-
Net increase (decrease) in net assets from operations	10,159	2,401	-
Contract owner transactions:
Terminations, withdrawals and annuity payments	(14,954)	(4,032)	-
Transfers between subaccounts, net	(1,103)	129	-
Maintenance charges and mortality adjustments	(38)	(12)	-
Increase (decrease) in net assets from contract transactions	(16,095)	(3,915)	-
Total increase (decrease) in net assets	(5,936)	(1,514)	-
Net assets as of December 31, 2025	$91,369	$21,773	$-

The accompanying notes are an integral part of these financial statements.

14

Delaware Life NY Variable Account C - Futurity
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2025 and 2024

	MFS VIT I Total Return Bond Series	MFS VIT I Utilities Series Initial Class	MFS VIT I Utilities Series Service Class
Net assets as of December 31, 2023	$106,996	$172,065	$27,669
Investment income (loss):
Dividend distributions	4,745	3,993	616
Investment Expenses:
Mortality and expense risk and administrative charges	(1,523)	(2,439)	(456)
Net investment income (loss)	3,222	1,554	160
Increase (decrease) in net assets from operations:
Capital gain distributions	-	4,928	857
Realized capital gain (loss) on investments	(2,004)	1,825	(211)
Change in unrealized appreciation (depreciation)	301	7,870	1,904
Net gain (loss) on investments	(1,703)	14,623	2,550
Net increase (decrease) in net assets from operations	1,519	16,177	2,710
Contract owner transactions:
Terminations, withdrawals and annuity payments	(12,102)	(9,868)	(1,465)
Transfers between subaccounts, net	4,651	(54)	-
Maintenance charges and mortality adjustments	(46)	(33)	(8)
Increase (decrease) in net assets from contract transactions	(7,497)	(9,955)	(1,473)
Total increase (decrease) in net assets	(5,978)	6,222	1,237
Net assets as of December 31, 2024	$101,018	$178,287	$28,906
Investment income (loss):
Dividend distributions	3,827	5,554	839
Investment Expenses:
Mortality and expense risk and administrative charges	(1,209)	(2,648)	(473)
Net investment income (loss)	2,618	2,906	366
Increase (decrease) in net assets from operations:
Capital gain distributions	-	2,540	418
Realized capital gain (loss) on investments	(4,060)	568	(105)
Change in unrealized appreciation (depreciation)	6,635	17,819	3,078
Net gain (loss) on investments	2,575	20,927	3,391
Net increase (decrease) in net assets from operations	5,193	23,833	3,757
Contract owner transactions:
Terminations, withdrawals and annuity payments	(30,477)	(1,416)	(1,592)
Transfers between subaccounts, net	2,552	13	(300)
Maintenance charges and mortality adjustments	(48)	(22)	(23)
Increase (decrease) in net assets from contract transactions	(27,973)	(1,425)	(1,915)
Total increase (decrease) in net assets	(22,780)	22,408	1,842
Net assets as of December 31, 2025	$78,238	$200,695	$30,748

The accompanying notes are an integral part of these financial statements.

15

Delaware Life NY Variable Account C - Futurity
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2025 and 2024

	MFS VIT I Value Series	MFS VIT II Blended Research Core Equity Portfolio I Class	MFS VIT II Blended Research Core Equity Portfolio S Class
Net assets as of December 31, 2023	$282,693	$60,538	$13,040
Investment income (loss):
Dividend distributions	4,256	710	118
Investment Expenses:
Mortality and expense risk and administrative charges	(3,825)	(980)	(244)
Net investment income (loss)	431	(270)	(126)
Increase (decrease) in net assets from operations:
Capital gain distributions	19,274	4,839	1,057
Realized capital gain (loss) on investments	11,798	283	(15)
Change in unrealized appreciation (depreciation)	(5,075)	9,526	2,105
Net gain (loss) on investments	25,997	14,648	3,147
Net increase (decrease) in net assets from operations	26,428	14,378	3,021
Contract owner transactions:
Terminations, withdrawals and annuity payments	(49,823)	-	-
Transfers between subaccounts, net	(1,962)	3	3
Maintenance charges and mortality adjustments	(113)	(22)	(16)
Increase (decrease) in net assets from contract transactions	(51,898)	(19)	(13)
Total increase (decrease) in net assets	(25,470)	14,359	3,008
Net assets as of December 31, 2024	$257,223	$74,897	$16,048
Investment income (loss):
Dividend distributions	3,884	349	129
Investment Expenses:
Mortality and expense risk and administrative charges	(3,405)	(561)	(270)
Net investment income (loss)	479	(212)	(141)
Increase (decrease) in net assets from operations:
Capital gain distributions	18,070	5,998	3,060
Realized capital gain (loss) on investments	9,083	12,412	(18)
Change in unrealized appreciation (depreciation)	(495)	(12,982)	(658)
Net gain (loss) on investments	26,658	5,428	2,384
Net increase (decrease) in net assets from operations	27,137	5,216	2,243
Contract owner transactions:
Terminations, withdrawals and annuity payments	(38,420)	(43,558)	-
Transfers between subaccounts, net	(1,234)	-	13
Maintenance charges and mortality adjustments	(110)	(24)	(29)
Increase (decrease) in net assets from contract transactions	(39,764)	(43,582)	(16)
Total increase (decrease) in net assets	(12,627)	(38,366)	2,227
Net assets as of December 31, 2025	$244,596	$36,531	$18,275

The accompanying notes are an integral part of these financial statements.

16

Delaware Life NY Variable Account C - Futurity
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2025 and 2024

	MFS VIT II Government Securities Portfolio I Class	MFS VIT II Government Securities Portfolio S Class	MFS VIT II High Yield Portfolio I Class
Net assets as of December 31, 2023	$50,226	$5,138	$115,016
Investment income (loss):
Dividend distributions	1,665	172	6,948
Investment Expenses:
Mortality and expense risk and administrative charges	(628)	(73)	(1,639)
Net investment income (loss)	1,037	99	5,309
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(1,537)	(53)	(1,741)
Change in unrealized appreciation (depreciation)	449	(91)	2,514
Net gain (loss) on investments	(1,088)	(144)	773
Net increase (decrease) in net assets from operations	(51)	(45)	6,082
Contract owner transactions:
Terminations, withdrawals and annuity payments	(6,080)	(707)	(14,029)
Transfers between subaccounts, net	(4,265)	-	1,416
Maintenance charges and mortality adjustments	(43)	-	(56)
Increase (decrease) in net assets from contract transactions	(10,388)	(707)	(12,669)
Total increase (decrease) in net assets	(10,439)	(752)	(6,587)
Net assets as of December 31, 2024	$39,787	$4,386	$108,429
Investment income (loss):
Dividend distributions	2,068	178	6,745
Investment Expenses:
Mortality and expense risk and administrative charges	(640)	(62)	(1,429)
Net investment income (loss)	1,428	116	5,316
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(2,574)	(60)	(2,255)
Change in unrealized appreciation (depreciation)	3,622	159	3,932
Net gain (loss) on investments	1,048	99	1,677
Net increase (decrease) in net assets from operations	2,476	215	6,993
Contract owner transactions:
Terminations, withdrawals and annuity payments	(5,913)	(718)	(21,506)
Transfers between subaccounts, net	7,352	(153)	3,106
Maintenance charges and mortality adjustments	(43)	-	(52)
Increase (decrease) in net assets from contract transactions	1,396	(871)	(18,452)
Total increase (decrease) in net assets	3,872	(656)	(11,459)
Net assets as of December 31, 2025	$43,659	$3,730	$96,970

The accompanying notes are an integral part of these financial statements.

17

Delaware Life NY Variable Account C - Futurity
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2025 and 2024

	MFS VIT II High Yield Portfolio Service Class	MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class	MFS VIT III Blended Research Small Cap Equity Portfolio
Net assets as of December 31, 2023	$3,781	$65,280	$153,374
Investment income (loss):
Dividend distributions	233	253	1,362
Investment Expenses:
Mortality and expense risk and administrative charges	(65)	(1,007)	(2,021)
Net investment income (loss)	168	(754)	(659)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	6,337	1,133
Realized capital gain (loss) on investments	(11)	495	(2,896)
Change in unrealized appreciation (depreciation)	22	3,528	7,575
Net gain (loss) on investments	11	10,360	5,812
Net increase (decrease) in net assets from operations	179	9,606	5,153
Contract owner transactions:
Terminations, withdrawals and annuity payments	-	-	(23,473)
Transfers between subaccounts, net	-	(234)	2,353
Maintenance charges and mortality adjustments	(3)	(55)	(40)
Increase (decrease) in net assets from contract transactions	(3)	(289)	(21,160)
Total increase (decrease) in net assets	176	9,317	(16,007)
Net assets as of December 31, 2024	$3,957	$74,597	$137,367
Investment income (loss):
Dividend distributions	269	144	1,284
Investment Expenses:
Mortality and expense risk and administrative charges	(67)	(789)	(1,807)
Net investment income (loss)	202	(645)	(523)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	7,584	12,686
Realized capital gain (loss) on investments	(10)	6,111	2,210
Change in unrealized appreciation (depreciation)	74	(8,398)	(8,328)
Net gain (loss) on investments	64	5,297	6,568
Net increase (decrease) in net assets from operations	266	4,652	6,045
Contract owner transactions:
Terminations, withdrawals and annuity payments	-	(23,258)	(17,654)
Transfers between subaccounts, net	3	(187)	2,480
Maintenance charges and mortality adjustments	(7)	(55)	(39)
Increase (decrease) in net assets from contract transactions	(4)	(23,500)	(15,213)
Total increase (decrease) in net assets	262	(18,848)	(9,168)
Net assets as of December 31, 2025	$4,219	$55,749	$128,199

The accompanying notes are an integral part of these financial statements.

18

Delaware Life NY Variable Account C - Futurity
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2025 and 2024

	MFS VIT III Global Real Estate Portfolio	MFS VIT III Mid Cap Value Portfolio	MFS VIT Total Return Series Initial Class
Net assets as of December 31, 2023	$145,053	$14,538	$411,307
Investment income (loss):
Dividend distributions	2,793	172	9,870
Investment Expenses:
Mortality and expense risk and administrative charges	(1,886)	(214)	(5,613)
Net investment income (loss)	907	(42)	4,257
Increase (decrease) in net assets from operations:
Capital gain distributions	-	580	19,106
Realized capital gain (loss) on investments	(1,335)	1,515	2,746
Change in unrealized appreciation (depreciation)	(4,559)	(392)	(1,515)
Net gain (loss) on investments	(5,894)	1,703	20,337
Net increase (decrease) in net assets from operations	(4,987)	1,661	24,594
Contract owner transactions:
Terminations, withdrawals and annuity payments	(18,498)	(2,547)	(38,979)
Transfers between subaccounts, net	5,693	(519)	(10,480)
Maintenance charges and mortality adjustments	(48)	(5)	(238)
Increase (decrease) in net assets from contract transactions	(12,853)	(3,071)	(49,697)
Total increase (decrease) in net assets	(17,840)	(1,410)	(25,103)
Net assets as of December 31, 2024	$127,213	$13,128	$386,204
Investment income (loss):
Dividend distributions	2,066	129	11,197
Investment Expenses:
Mortality and expense risk and administrative charges	(1,708)	(188)	(5,671)
Net investment income (loss)	358	(59)	5,526
Increase (decrease) in net assets from operations:
Capital gain distributions	-	1,123	29,857
Realized capital gain (loss) on investments	(507)	646	21
Change in unrealized appreciation (depreciation)	2,737	(1,173)	2,422
Net gain (loss) on investments	2,230	596	32,300
Net increase (decrease) in net assets from operations	2,588	537	37,826
Contract owner transactions:
Terminations, withdrawals and annuity payments	(14,098)	(2,511)	(25,233)
Transfers between subaccounts, net	3,816	725	18,857
Maintenance charges and mortality adjustments	(46)	(8)	(208)
Increase (decrease) in net assets from contract transactions	(10,328)	(1,794)	(6,584)
Total increase (decrease) in net assets	(7,740)	(1,257)	31,242
Net assets as of December 31, 2025	$119,473	$11,871	$417,446

The accompanying notes are an integral part of these financial statements.

19

Delaware Life NY Variable Account C - Futurity
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2025 and 2024

	MFS VIT Total Return Series Service Class	PIMCO VIT Emerging Markets Bond Portfolio	PIMCO VIT Real Return Portfolio
Net assets as of December 31, 2023	$302,351	$21,682	$14,006
Investment income (loss):
Dividend distributions	7,223	1,339	258
Investment Expenses:
Mortality and expense risk and administrative charges	(5,018)	(314)	(152)
Net investment income (loss)	2,205	1,025	106
Increase (decrease) in net assets from operations:
Capital gain distributions	15,494	-	-
Realized capital gain (loss) on investments	(88)	(863)	(648)
Change in unrealized appreciation (depreciation)	(166)	1,051	607
Net gain (loss) on investments	15,240	188	(41)
Net increase (decrease) in net assets from operations	17,445	1,213	65
Contract owner transactions:
Terminations, withdrawals and annuity payments	(6,765)	(3,739)	(5,222)
Transfers between subaccounts, net	-	219	(17)
Maintenance charges and mortality adjustments	(96)	(6)	(4)
Increase (decrease) in net assets from contract transactions	(6,861)	(3,526)	(5,243)
Total increase (decrease) in net assets	10,584	(2,313)	(5,178)
Net assets as of December 31, 2024	$312,935	$19,369	$8,828
Investment income (loss):
Dividend distributions	8,230	1,294	290
Investment Expenses:
Mortality and expense risk and administrative charges	(5,137)	(281)	(132)
Net investment income (loss)	3,093	1,013	158
Increase (decrease) in net assets from operations:
Capital gain distributions	24,213	-	-
Realized capital gain (loss) on investments	(62)	(828)	(130)
Change in unrealized appreciation (depreciation)	1,189	2,148	511
Net gain (loss) on investments	25,340	1,320	381
Net increase (decrease) in net assets from operations	28,433	2,333	539
Contract owner transactions:
Terminations, withdrawals and annuity payments	(8,393)	(3,766)	(1,169)
Transfers between subaccounts, net	193	(38)	(242)
Maintenance charges and mortality adjustments	(290)	(10)	(3)
Increase (decrease) in net assets from contract transactions	(8,490)	(3,814)	(1,414)
Total increase (decrease) in net assets	19,943	(1,481)	(875)
Net assets as of December 31, 2025	$332,878	$17,888	$7,953

The accompanying notes are an integral part of these financial statements.

20

Delaware Life NY Variable Account C - Futurity
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2025 and 2024

	PIMCO VIT Total Return Portfolio	Templeton Growth VIP Fund
Net assets as of December 31, 2023	$31,854	$12,179
Investment income (loss):
Dividend distributions	1,080	121
Investment Expenses:
Mortality and expense risk and administrative charges	(405)	(187)
Net investment income (loss)	675	(66)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	41
Realized capital gain (loss) on investments	(1,629)	4
Change in unrealized appreciation (depreciation)	1,205	510
Net gain (loss) on investments	(424)	555
Net increase (decrease) in net assets from operations	251	489
Contract owner transactions:
Terminations, withdrawals and annuity payments	(8,644)	(804)
Transfers between subaccounts, net	1,472	-
Maintenance charges and mortality adjustments	(17)	-
Increase (decrease) in net assets from contract transactions	(7,189)	(804)
Total increase (decrease) in net assets	(6,938)	(315)
Net assets as of December 31, 2024	$24,916	$11,864
Investment income (loss):
Dividend distributions	982	114
Investment Expenses:
Mortality and expense risk and administrative charges	(361)	(190)
Net investment income (loss)	621	(76)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	981
Realized capital gain (loss) on investments	(1,164)	68
Change in unrealized appreciation (depreciation)	2,236	1,602
Net gain (loss) on investments	1,072	2,651
Net increase (decrease) in net assets from operations	1,693	2,575
Contract owner transactions:
Terminations, withdrawals and annuity payments	(4,414)	(916)
Transfers between subaccounts, net	908	-
Maintenance charges and mortality adjustments	(19)	-
Increase (decrease) in net assets from contract transactions	(3,525)	(916)
Total increase (decrease) in net assets	(1,832)	1,659
Net assets as of December 31, 2025	$23,084	$13,523

The accompanying notes are an integral part of these financial statements.

21

Delaware Life NY Variable Account C - Futurity

Notes to Financial Statements

December 31, 2025

Note 1. Organization

Delaware Life NY Variable Account C - Futurity (the “Separate Account”) is a separate account of Nassau Life Insurance Company (“NNY”, the “Company”, the “Sponsor”, “we” or “us”). NNY is a wholly-owned subsidiary of The Nassau Companies of New York (“NCNY”), whose ultimate parent is Nassau Insurance Group Holdings G.P., LLC (“Nassau”). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain. NCNY is a holding company for NNY. On July 1, 2023, NNY completed its acquisition of Delaware Life Insurance Company of New York (“DLNY”) from Delaware Life Insurance Company, after receipt of insurance regulatory approval by the New York Department of Financial Services (the “NYDFS” or the “Department”). Effective July 5, 2023, DLNY merged with and into NNY pursuant to a merger agreement with NNY as the surviving entity.

The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended and was established on April 2015. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount	Share Class

AB VPS Relative Value Portfolio	Class B
AB VPS Small Cap Growth Portfolio	Class B
AB VPS Sustainable Global Thematic Portfolio	Class B
Alger Growth & Income Portfolio	I-2
Alger Small Cap Growth Portfolio	I-2
Fidelity VIP Contrafund Portfolio	Service Class 2
Fidelity VIP Growth Portfolio	Service Class 2
Fidelity VIP Overseas Portfolio	Service Class 2
First Eagle Overseas Variable Fund	-
Goldman Sachs International Equity Insights Fund	I Class
Goldman Sachs VIT Large Cap Value Fund	I Class
Goldman Sachs VIT Small Cap Equity Insights Fund	I Class
Goldman Sachs VIT Strategic Growth	Inst Class
Goldman Sachs VIT U.S. Equity Insights Fund	I Class
Invesco V.I. American Franchise Fund	Series I
Invesco V.I. Core Equity Fund	Series I
Invesco V.I. Discovery Mid Cap Growth Fund	Series I
Invesco V.I. EQV International Equity Fund	Series I
Invesco V.I. Small Cap Equity Fund	Series I
LVIP JPMorgan Small Cap Core Fund	Standard Class
LVIP JPMorgan U.S. Equity Fund	Standard Class
MFS U.S. Government Money Market Portfolio	Initial Class
MFS VIT I Growth Series	Initial Class
MFS VIT I Growth Series	Service Class
MFS VIT I Mid Cap Growth Series	Initial Class
MFS VIT I New Discovery Series	Initial Class
MFS VIT I New Discovery Series	Service Class
MFS VIT I Research Series	Initial Class
MFS VIT I Total Return Bond Series	Initial Class
MFS VIT I Utilities Series	Initial Class
MFS VIT I Utilities Series	Service Class

22

Delaware Life NY Variable Account C - Futurity

Notes to Financial Statements (continued)

Note 1. Organization (continued)

Subaccount	Share Class

MFS VIT I Value Series	Initial Class
MFS VIT II Blended Research Core Equity Portfolio	I Class
MFS VIT II Blended Research Core Equity Portfolio	S Class
MFS VIT II Government Securities Portfolio	I Class
MFS VIT II Government Securities Portfolio	S Class
MFS VIT II High Yield Portfolio	I Class
MFS VIT II High Yield Portfolio	Service Class
MFS VIT II Massachusetts Investors Growth Stock Portfolio	I Class
MFS VIT II Massachusetts Investors Growth Stock Portfolio	S Class
MFS VIT III Blended Research Small Cap Equity Portfolio	Initial Class
MFS VIT III Global Real Estate Portfolio	Initial Class
MFS VIT III Mid Cap Value Portfolio	Initial Class
MFS VIT Total Return Series	Initial Class
MFS VIT Total Return Series	Service Class
PIMCO VIT Emerging Markets Bond Portfolio	Admin Class
PIMCO VIT Real Return Portfolio	Admin Class
PIMCO VIT Total Return Portfolio	Admin Class
Rydex VT NASDAQ-100 Fund	-
Rydex VT Nova Fund	-
Templeton Foreign VIP Fund	Class 2
Templeton Growth VIP Fund	Class 2

Fifty-two subaccounts are currently offered by the Separate Account. The following subaccounts had no activity for two consecutive years and are not included in the Statements of Net Assets or the Statements of Operations and Change in Net Assets:

Subaccount

AB VPS Sustainable Global Thematic Portfolio

Goldman Sachs VIT Strategic Growth

Invesco V.I. Discovery Mid Cap Growth Fund

Invesco V.I. Small Cap Equity Fund

MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class

Rydex VT NASDAQ-100 Fund

Rydex VT Nova Fund

Templeton Foreign VIP Fund

Note 2. Additions, Mergers, Liquidations and Name Changes

A. Additions

There were no fund additions in 2024 or 2025.

B. Mergers

There were no fund mergers in 2024 or 2025.

23

Delaware Life NY Variable Account C - Futurity

Notes to Financial Statements (continued)

Note 2. Additions, Mergers, Liquidations and Name Changes (continued)

C. Liquidations

During the last two years the following subaccount was liquidated and subsequently reinvested:

Transferred
Date	Liquidated Subaccount	Reinvested Subaccount	Assets ($)

April 15, 2024	AB VPS Sustainable International Thematic Portfolio	MFS U.S. Government Money Market Portfolio	-

D. Name Changes

There were no name changes in 2024 or 2025.

Note 3. Significant Accounting Policies

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holder’s investments in the funds and the amounts reported in the statements of net assets. The contract holder assumes all of the investment performance risk for the subaccounts selected.

Contracts in Payout (Annuitization) Period

Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table, Annuity 2000 Mortality Table, or 2012 Individual Annuity Reserving Mortality Table depending on the particular product. The assumed interest return is also dependent on the particular product, and could range from 0.75 percent to 5.25 percent, as regulated by the laws of the respective states. During the payout period, the mortality risk is fully borne by NNY and may result in additional amounts being transferred into the Separate Account from NNY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated during the payout period exceed amounts required, transfers of excess amounts from the Separate Account may be made to NNY. These amounts will appear in the “Maintenance charges and mortality adjustments” of the Statements of Operations and Change in Net Assets.

24

Delaware Life NY Variable Account C - Futurity

Notes to Financial Statements (continued)

Note 3. Significant Accounting Policies (continued)

Annuity Assets

Annuity Assets relate to contracts that have annuitized and are in the payout period. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, NNY periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to NNY and not to the Separate Account.

The annuity assets for December 31, 2025 by subaccount are as follows:

Subaccount	Annuity Assets
Invesco V.I. American Franchise Fund	$ 277
MFS U.S. Government Money Market Portfolio	13,972
MFS VIT I Mid Cap Growth Series	2,167
MFS VIT I Total Return Bond Series	718
MFS VIT I Utilities Series Initial Class	256
MFS VIT I Utilities Series Service Class	1,545
MFS VIT II Government Securities Portfolio I Class	5,663
MFS VIT II Government Securities Portfolio S Class	715
MFS VIT III Global Real Estate Portfolio	547
MFS VIT Total Return Series Initial Class	15,116
PIMCO VIT Real Return Portfolio	1,159

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Separate Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of NNY, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, NNY does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. NNY will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

In applying these estimates and assumptions, management makes subjective and complex judgments that frequently require assumptions about matters that are uncertain and inherently subject to change such as possibility for elevated mortality and investment market volatility.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Separate Account invests in shares of open-end mutual funds, which process contract holders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs). The fair value of

25

Delaware Life NY Variable Account C - Futurity

Notes to Financial Statements (continued)

Note 3. Significant Accounting Policies (continued)

the Separate Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Separate Account measures the fair value of its investment in the Fund on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.

• Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•  Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.

Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2025.

The Separate Account had no financial liabilities as of December 31, 2025.

Segment Disclosures

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the 2VP Finance, Accounting Operations Department, who is responsible for reviewing subaccount financial statements and related Separate Account controls. The Separate Account represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on the investment selections of its contract holders. The financial information which is used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reported on the Statements of Operations and Change in Net Assets as net assets and significant segment expenses are reported in the Statements of Operations and Change in Net Assets. The CODM does not evaluate the business using asset or subaccount expense information.

26

Delaware Life NY Variable Account C - Futurity

Notes to Financial Statements (continued)

Note 4. Purchases and Proceeds from Sales of Investments

The cost of investment purchases and proceeds from investments sold for the years ended December 31, 2025 and 2024, were as follows:

	2025		2024
		Proceeds from		Proceeds from
Subaccount	Cost of Purchases	Sales	Cost of Purchases	Sales

AB VPS Relative Value Portfolio	$ 7,062	$ 1,177	$ 3,509	$ 1,130
AB VPS Small Cap Growth Portfolio	-	596	-	578
Alger Growth & Income Portfolio	2,717	29,793	421	1,093
Alger Small Cap Growth Portfolio	264	8,677	118	423
Fidelity VIP Contrafund Portfolio	1,761	915	1,173	20,689
Fidelity VIP Growth Portfolio	9,224	7,211	13,461	9,610
Fidelity VIP Overseas Portfolio	967	133	504	122
First Eagle Overseas Variable Fund	8,147	14,547	2,659	8,804
Goldman Sachs International Equity Insights Fund	8,786	26,251	6,986	7,678
Goldman Sachs VIT Large Cap Value Fund	38,471	10,271	33,598	5,919
Goldman Sachs VIT Small Cap Equity Insights Fund	1,952	735	1,799	519
Goldman Sachs VIT U.S. Equity Insights Fund	6,897	669	6,359	596
Invesco V.I. American Franchise Fund	12,945	6,510	-	2,068
Invesco V.I. Core Equity Fund	440	22,109	2,275	477
Invesco V.I. EQV International Equity Fund	10,651	23,232	7,625	5,461
LVIP JPMorgan Small Cap Core Fund	3,614	577	943	8,553
LVIP JPMorgan U.S. Equity Fund	1,319	549	2,026	10,656
MFS U.S. Government Money Market Portfolio	6,953	13,804	11,921	271,842
MFS VIT I Growth Series Initial Class	70,364	23,314	28,968	28,854
MFS VIT I Growth Series Service Class	10,805	793	4,038	708
MFS VIT I Mid Cap Growth Series	71,929	33,759	27,326	38,032
MFS VIT I New Discovery Series Initial Class	2,823	20,205	1,973	11,806
MFS VIT I New Discovery Series Service Class	1,221	5,474	1,006	5,175
MFS VIT I Total Return Bond Series	8,768	34,122	10,846	15,141
MFS VIT I Utilities Series Initial Class	8,103	4,083	8,921	12,407
MFS VIT I Utilities Series Service Class	1,697	2,828	1,473	1,931
MFS VIT I Value Series	25,939	47,153	25,912	58,345
MFS VIT II Blended Research Core Equity Portfolio I Class	6,347	44,142	5,549	1,005
MFS VIT II Blended Research Core Equity Portfolio S Class	3,189	286	1,175	257
MFS VIT II Government Securities Portfolio I Class	14,789	11,966	1,665	7,557

27

Delaware Life NY Variable Account C - Futurity

Notes to Financial Statements (continued)

Note 4. Purchases and Proceeds from Sales of Investments (continued)

	2025		2024
		Proceeds from		Proceeds from
Subaccount	Cost of Purchases	Sales	Cost of Purchases	Sales
MFS VIT II Government Securities Portfolio S Class	$ 413	$ 1,168	$ 172	$ 780
MFS VIT II High Yield Portfolio I Class	10,867	24,003	10,288	17,656
MFS VIT II High Yield Portfolio Service Class	269	71	233	69
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class	7,736	24,297	6,590	1,624
MFS VIT III Blended Research Small Cap Equity Portfolio	22,014	25,065	7,101	27,799
MFS VIT III Global Real Estate Portfolio	6,467	16,437	13,569	25,525
MFS VIT III Mid Cap Value Portfolio	1,973	2,702	780	3,315
MFS VIT Total Return Series Initial Class	73,034	44,234	28,976	47,205
MFS VIT Total Return Series Service Class	32,443	13,627	22,717	11,906
PIMCO VIT Emerging Markets Bond Portfolio	1,926	4,727	2,034	4,538
PIMCO VIT Real Return Portfolio	669	1,926	258	5,396
PIMCO VIT Total Return Portfolio	2,349	5,252	2,689	9,207
Templeton Growth VIP Fund	1,095	1,106	162	993

28

Delaware Life NY Variable Account C - Futurity

Notes to Financial Statements (continued)

Note 5. Related Party Transactions and Charges and Deductions

Related-Party Transactions

The Sponsor provides administrative services necessary for the operation of the Separate Account. The Sponsor absorbs all organizational expenses including the fees of registering the Separate Account and its contracts for distribution under federal and state securities laws.

Mortality and expense risk charges

Charges for mortality and expense risks are based on the value of the Sub-Account and are deducted from the Separate Account at the end of each valuation period to cover the risks assumed by the Sponsor prior to the Sale Transaction. These charges are reflected on the Statements of Operations and Change in Net Assets. The deductions are calculated at different levels based upon the elections made by the contract holder and are transferred periodically to the Sponsor. As of December 31, 2025, the deduction is at an effective annual rate of the average daily value of the contract invested in the Separate Account as follows:

	Level 1	Level 2
Futurity NY contracts	1.25	-
Futurity Accolade NY contracts	1.30	1.45
All amounts are %

Distribution expense charges

As reimbursement for administrative expenses attributable to Contracts which exceed the revenues received from the Account Fees, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such Contracts, as reflected in the Statements of Operations and Change in Net Assets.

Administrative charges

Each year on the account anniversary date, an account administration fee (“Account Fee”) of $30 is deducted from the participant’s account, reflected in the Statements of Operations and Change in Net Assets, to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year. These charges are reported in the Statements of Operations and Change in Net Assets as part of “Maintenance charges and mortality adjustments”.

Surrender charges

The Sponsor does not deduct a sales charge from purchase payments. However, a surrender charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract if the contract holder requests a full withdrawal prior to reaching the pay-out phase. In no event shall the aggregate withdrawal charges exceed 6% of the purchase payments made under Futurity NY contracts and 8% of the purchase payments made under Futurity Accolade NY contracts. These charges are reported in the Statements of Operations and Change in Net Assets as part of “Maintenance charges and mortality adjustments”.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction at the annuity commencement date. However, the Sponsor reserves the right to deduct such taxes when incurred.

29

Delaware Life NY Variable Account C - Futurity

Notes to Financial Statements (continued)

Note 6. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2025 and 2024, were as follows:

		2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AB VPS Relative Value Portfolio	-	-	-	-	(1)	(1)
AB VPS Small Cap Growth Portfolio	-	(9)	(9)	-	(8)	(8)
Alger Growth & Income Portfolio	-	(802)	(802)	-	(13)	(13)
Alger Small Cap Growth Portfolio	-	(376)	(376)	-	-	-
Fidelity VIP Contrafund Portfolio	-	(8)	(8)	-	(333)	(333)
Fidelity VIP Growth Portfolio	24	(88)	(64)	14	(138)	(124)
Fidelity VIP Overseas Portfolio	-	-	-	-	-	-
First Eagle Overseas Variable Fund	-	(211)	(211)	24	(143)	(119)
Goldman Sachs International Equity Insights Fund	1	(1,644)	(1,643)	214	(493)	(279)
Goldman Sachs VIT Large Cap Value Fund	-	(198)	(198)	-	(76)	(76)
Goldman Sachs VIT Small Cap Equity Insights Fund	-	(9)	(9)	-	(6)	(6)
Goldman Sachs VIT U.S. Equity Insights Fund	-	-	-	-	-	-
Invesco V.I. American Franchise Fund	-	(99)	(99)	-	(9)	(9)
Invesco V.I. Core Equity Fund	-	(797)	(797)	-	(5)	(5)
Invesco V.I. EQV International Equity Fund	75	(1,110)	(1,035)	256	(194)	62
LVIP JPMorgan Small Cap Core Fund	-	(1)	(1)	-	(163)	(163)
LVIP JPMorgan U.S. Equity Fund	-	-	-	-	(129)	(129)
MFS U.S. Government Money Market Portfolio	137	(1,199)	(1,062)	62	(28,494)	(28,432)
MFS VIT I Growth Series Initial Class	140	(458)	(318)	102	(678)	(576)
MFS VIT I Growth Series Service Class	-	-	-	-	-	-
MFS VIT I Mid Cap Growth Series	296	(703)	(407)	108	(842)	(734)
MFS VIT I New Discovery Series Initial Class	142	(864)	(722)	97	(507)	(410)
MFS VIT I New Discovery Series Service Class	64	(242)	(178)	51	(236)	(185)
MFS VIT I Research Series	-	-	-	-	(413)	(413)
MFS VIT I Total Return Bond Series	447	(2,967)	(2,520)	582	(1,253)	(671)
MFS VIT I Utilities Series Initial Class	1	(83)	(82)	-	(690)	(690)
MFS VIT I Utilities Series Service Class	29	(137)	(108)	-	(91)	(91)

30

Delaware Life NY Variable Account C - Futurity

Notes to Financial Statements (continued)

Note 6. Summary of Unit Transactions (continued)

		2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

MFS VIT I Value Series	128	(1,386)	(1,258)	81	(1,887)	(1,806)
MFS VIT II Blended Research Core Equity Portfolio I Class	-	(931)	(931)	-	-	-
MFS VIT II Blended Research Core Equity Portfolio S Class	-	(1)	(1)	-	-	-
MFS VIT II Government Securities Portfolio I Class	791	(690)	101	-	(423)	(423)
MFS VIT II Government Securities Portfolio S Class	18	(84)	(66)	-	(57)	(57)
MFS VIT II High Yield Portfolio I Class	191	(995)	(804)	170	(803)	(633)
MFS VIT II High Yield Portfolio Service Class	-	-	-	-	-	-
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class	-	(661)	(661)	-	(18)	(18)
MFS VIT III Blended Research Small Cap Equity Portfolio	207	(551)	(344)	115	(625)	(510)
MFS VIT III Global Real Estate Portfolio	108	(353)	(245)	265	(548)	(283)
MFS VIT III Mid Cap Value Portfolio	20	(68)	(48)	1	(87)	(86)
MFS VIT Total Return Series Initial Class	1,732	(2,023)	(291)	-	(2,261)	(2,261)
MFS VIT Total Return Series Service Class	-	(452)	(452)	-	(385)	(385)
PIMCO VIT Emerging Markets Bond Portfolio	19	(128)	(109)	23	(132)	(109)
PIMCO VIT Real Return Portfolio	22	(103)	(81)	-	(327)	(327)
PIMCO VIT Total Return Portfolio	80	(285)	(205)	100	(548)	(448)
Templeton Growth VIP Fund	-	(28)	(28)	-	(28)	(28)

31

Delaware Life NY Variable Account C - Futurity

Notes to Financial Statements (continued)

Note 7. Financial Highlights

The Separate Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s subaccount balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding unit values and total returns. The summary may not reflect the minimum and maximum contract charges offered by the Separate Account as contract owners may not have selected all available and applicable contract options as discussed in Note 5.

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios and total return ratios for each of the five years in the period ended December 31, 2025, were as follows:

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)
AB VPS Relative Value Portfolio
2025	1,853	42.45	44.01	80,395	0.89	1.45	1.60	8.46	8.61
2024	1,853	39.14	40.52	74,085	1.26	1.45	1.60	10.94	11.11
2023	1,854	36.47	35.28	66,721	1.39	1.45	1.60	9.94	10.11
2022	2,443	33.12	32.09	80,158	1.11	1.45	1.60	(5.94)	(5.80)
2021	2,425	35.16	34.11	84,502	0.64	1.45	1.60	25.80	25.99
AB VPS Small Cap Growth Portfolio
2025	134	59.59	59.59	8,008	-	1.45	1.45	2.94	2.94
2024	143	57.89	57.89	8,270	-	1.45	1.45	16.71	16.71
2023	151	49.60	49.60	7,472	-	1.45	1.45	16.03	16.03
2022	159	42.75	42.75	6,790	-	1.45	1.45	(40.14)	(40.14)
2021	171	71.41	71.41	12,177	-	1.45	1.45	7.62	7.62
Alger Growth & Income Portfolio
2025	501	43.07	43.07	21,579	1.29	1.40	1.40	19.14	19.14
2024	1,303	36.15	36.15	47,092	0.59	1.40	1.40	20.94	20.94
2023	1,316	29.89	29.89	39,070	1.40	1.40	1.40	22.22	22.22
2022	1,316	24.45	24.45	32,078	1.42	1.40	1.40	(16.15)	(16.15)
2021	1,316	29.16	29.16	38,401	1.15	1.40	1.40	29.84	29.84

32

Delaware Life NY Variable Account C - Futurity

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)
Alger Small Cap Growth Portfolio
2025	905	25.13	25.13	22,750	-	1.40	1.40	4.45	4.45
2024	1,281	24.06	24.06	30,815	0.39	1.40	1.40	6.60	6.60
2023	1,281	22.57	22.57	28,899	-	1.40	1.40	14.89	14.89
2022	1,281	19.64	19.64	25,163	-	1.40	1.40	(38.87)	(38.87)
2021	1,281	32.13	32.13	41,178	-	1.40	1.40	(7.36)	(7.36)
Fidelity VIP Contrafund Portfolio
2025	120	93.60	93.60	11,231	-	1.45	1.45	19.43	19.43
2024	128	75.70	78.37	10,065	0.03	1.45	1.60	31.31	31.52
2023	461	59.59	57.65	26,835	0.26	1.45	1.60	31.00	31.20
2022	470	45.42	44.01	20,882	0.07	1.45	1.60	(27.66)	(27.55)
2021	2,149	62.70	60.84	131,015	0.03	1.45	1.60	25.48	25.67
Fidelity VIP Growth Portfolio
2025	772	74.42	77.16	59,373	0.05	1.45	1.60	12.77	12.94
2024	836	65.99	68.32	56,918	-	1.45	1.60	27.99	28.18
2023	960	53.30	51.56	50,990	0.00	1.45	1.60	33.73	33.93
2022	1,124	39.80	38.56	44,590	0.35	1.45	1.60	(25.85)	(25.73)
2021	1,180	53.59	51.99	63,081	-	1.45	1.60	20.94	21.12
Fidelity VIP Overseas Portfolio
2025	295	32.49	32.49	9,576	1.41	1.45	1.45	18.32	18.32
2024	295	27.46	27.46	8,094	1.41	1.45	1.45	3.27	3.27
2023	295	26.59	26.59	7,836	0.81	1.45	1.45	18.49	18.49
2022	295	22.44	22.44	6,616	0.86	1.45	1.45	(25.77)	(25.77)
2021	289	30.24	30.24	8,741	0.33	1.45	1.45	17.66	17.66
First Eagle Overseas Variable Fund
2025	814	71.94	74.52	60,268	1.69	1.45	1.60	35.28	35.49
2024	1,025	53.18	55.00	56,038	1.65	1.45	1.60	4.40	4.54
2023	1,144	52.61	50.94	59,874	-	1.45	1.60	8.32	8.49
2022	1,266	48.50	47.03	61,107	2.04	1.45	1.60	(9.63)	(9.49)
2021	1,492	53.58	52.04	79,622	0.92	1.45	1.60	2.78	2.93

33

Delaware Life NY Variable Account C - Futurity

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)
Goldman Sachs International Equity Insights Fund
2025	3,271	18.00	18.00	58,870	2.42	1.40	1.40	36.57	36.57
2024	4,914	13.18	13.18	64,763	2.88	1.40	1.40	4.69	4.69
2023	5,193	12.59	12.59	65,400	2.70	1.40	1.40	17.07	17.07
2022	5,604	10.76	10.76	60,278	3.25	1.40	1.40	(14.75)	(14.75)
2021	6,306	12.62	12.62	79,569	2.82	1.40	1.40	10.62	10.62
Goldman Sachs VIT Large Cap Value Fund
2025	7,617	35.25	35.25	268,471	1.12	1.40	1.40	9.37	9.37
2024	7,815	32.23	32.23	251,910	1.43	1.40	1.40	15.44	15.44
2023	7,891	27.92	27.92	220,282	1.79	1.40	1.40	11.45	11.45
2022	7,992	25.05	25.05	200,164	1.37	1.40	1.40	(7.66)	(7.66)
2021	8,083	27.13	27.13	219,260	1.19	1.40	1.40	22.42	22.42
Goldman Sachs VIT Small Cap Equity Insights Fund
2025	440	52.63	52.63	23,135	0.76	1.40	1.40	14.54	14.54
2024	449	45.95	45.95	20,635	1.00	1.40	1.40	17.40	17.40
2023	455	39.14	39.14	17,657	1.04	1.40	1.40	17.63	17.63
2022	455	33.28	33.28	15,076	0.32	1.40	1.40	(20.49)	(20.49)
2021	455	41.85	41.85	19,051	0.29	1.40	1.40	22.08	22.08
Goldman Sachs VIT U.S. Equity Insights Fund
2025	1,144	46.02	46.02	52,640	0.73	1.40	1.40	14.14	14.14
2024	1,144	40.32	40.32	46,123	0.67	1.40	1.40	26.55	26.55
2023	1,144	31.86	31.86	36,454	0.71	1.40	1.40	22.10	22.10
2022	1,144	26.10	26.10	29,863	0.01	0.01	0.01	(0.21)	(0.21)
2021	1,145	32.97	32.97	37,737	0.83	1.40	1.40	27.62	27.62
Invesco V.I. American Franchise Fund
2025	2,792	51.43	51.43	143,576	-	1.40	1.40	10.13	10.13
2024	2,891	46.70	46.70	134,994	-	1.40	1.40	33.01	33.01
2023	2,900	35.11	35.11	101,772	-	1.40	1.40	38.99	38.99
2022	2,906	25.26	25.26	73,372	-	1.40	1.40	(32.06)	(32.06)
2021	2,912	37.19	37.19	108,289	-	1.40	1.40	10.38	10.38

34

Delaware Life NY Variable Account C - Futurity

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)
Invesco V.I. Core Equity Fund
2025	184	31.13	31.13	5,729	0.40	1.40	1.40	14.57	14.57
2024	981	27.17	27.17	26,645	0.71	1.40	1.40	23.84	23.84
2023	986	21.94	21.94	21,633	0.75	1.40	1.40	21.66	21.66
2022	987	18.03	18.03	17,793	0.93	1.40	1.40	(21.64)	(21.64)
2021	987	23.01	23.01	22,722	0.67	1.40	1.40	25.97	25.97
Invesco V.I. EQV International Equity Fund
2025	5,751	20.69	36.10	120,611	1.40	1.40	1.45	14.79	14.88
2024	6,786	18.01	31.45	123,636	1.76	1.40	1.45	(0.85)	(0.77)
2023	6,724	18.15	31.72	123,477	0.20	1.40	1.45	16.44	16.52
2022	6,986	15.58	27.24	110,066	1.72	1.40	1.45	(19.49)	(19.43)
2021	7,269	19.34	33.83	142,097	1.20	1.40	1.45	4.36	4.43
LVIP JPMorgan Small Cap Core Fund
2025	847	52.20	52.20	44,231	0.65	1.40	1.40	8.75	8.75
2024	848	48.00	48.00	40,688	0.72	1.40	1.40	10.14	10.14
2023	1,011	43.58	43.58	44,060	1.38	1.40	1.40	11.54	11.54
2022	1,012	39.07	39.07	39,520	0.45	1.40	1.40	(20.47)	(20.47)
2021	1,012	49.12	49.12	49,714	0.51	1.40	1.40	19.71	19.71
LVIP JPMorgan U.S. Equity Fund
2025	484	86.88	86.88	42,031	0.47	1.40	1.40	12.96	12.96
2024	484	76.91	76.91	37,218	0.44	1.40	1.40	22.25	22.25
2023	613	62.91	62.91	38,552	1.58	1.40	1.40	25.41	25.41
2022	613	50.16	50.16	30,752	0.53	1.40	1.40	(19.82)	(19.82)
2021	613	62.56	62.56	38,368	0.73	1.40	1.40	27.55	27.55
MFS U.S. Government Money Market Portfolio
2025	14,840	9.65	9.93	146,567	3.78	1.40	1.60	2.22	2.37
2024	15,902	9.44	9.70	153,418	4.79	1.40	1.60	3.17	3.41
2023	44,334	9.38	9.15	413,252	4.53	1.40	1.60	2.93	3.15
2022	20,692	9.09	8.89	187,409	1.11	1.40	1.60	(0.44)	(0.22)
2021	23,228	9.11	8.93	210,777	-	1.40	1.60	(1.60)	(1.38)

35

Delaware Life NY Variable Account C - Futurity

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)
MFS VIT I Growth Series Initial Class
2025	8,866	42.45	42.45	376,335	-	1.40	1.40	10.66	10.66
2024	9,184	38.36	38.36	352,327	-	1.40	1.40	29.64	29.64
2023	9,760	29.59	29.59	288,809	-	1.40	1.40	33.99	33.99
2022	10,207	22.09	22.09	225,403	-	1.40	1.40	(32.58)	(32.58)
2021	10,006	32.76	32.76	327,772	-	1.40	1.40	21.83	21.83
MFS VIT I Growth Series Service Class
2025	682	84.59	84.59	57,719	-	1.45	1.45	10.29	10.29
2024	682	76.70	76.70	52,336	-	1.45	1.45	29.23	29.23
2023	682	59.35	59.35	40,493	-	1.45	1.45	33.55	33.55
2022	683	44.44	44.44	30,330	-	1.45	1.45	(32.79)	(32.79)
2021	669	66.12	66.12	44,259	-	1.45	1.45	21.45	21.45
MFS VIT I Mid Cap Growth Series
2025	8,646	39.68	40.83	352,527	-	1.40	1.60	2.01	2.23
2024	9,053	38.90	39.94	361,098	-	1.40	1.60	12.88	13.11
2023	9,787	35.31	34.46	345,094	-	1.40	1.60	19.39	19.65
2022	10,209	29.51	28.86	300,864	-	1.40	1.60	(29.83)	(29.68)
2021	11,687	41.97	41.14	488,967	-	1.40	1.60	12.29	12.53
MFS VIT I New Discovery Series Initial Class
2025	3,875	23.58	23.58	91,369	-	1.40	1.40	11.38	11.38
2024	4,597	21.17	21.17	97,305	-	1.40	1.40	5.22	5.22
2023	5,007	20.12	20.12	100,711	-	1.40	1.40	12.84	12.84
2022	5,143	17.83	17.83	91,683	-	1.40	1.40	(30.73)	(30.73)
2021	4,861	25.74	25.74	125,089	-	1.40	1.40	0.39	0.39
MFS VIT I New Discovery Series Service Class
2025	963	22.34	22.73	21,773	-	1.45	1.60	10.76	10.93
2024	1,141	20.17	20.49	23,287	-	1.45	1.60	4.72	4.92
2023	1,326	19.53	19.26	25,816	-	1.45	1.60	12.44	12.60
2022	1,536	17.35	17.13	26,592	-	1.45	1.60	(31.11)	(31.01)
2021	1,521	25.14	24.86	38,177	-	1.45	1.60	(0.05)	0.10

36

Delaware Life NY Variable Account C - Futurity

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)
MFS VIT I Research Series
2025	-	41.45	42.28	-	-	1.45	1.60	11.04	11.23
2024	-	37.33	37.33	-	-	1.60	1.60	16.99	16.99
2023	413	26.49	26.49	13,173	0.52	1.60	1.60	20.47	20.47
2022	413	32.51	32.51	10,944	0.49	1.60	1.60	(18.53)	(18.53)
2021	413	26.48	26.48	13,441	0.54	1.60	1.60	22.81	22.81
MFS VIT I Total Return Bond Series
2025	6,910	11.23	11.33	78,238	4.42	1.40	1.45	5.64	5.69
2024	9,430	10.63	10.72	101,018	4.38	1.40	1.45	1.05	1.13
2023	10,101	10.60	10.52	106,996	3.24	1.40	1.45	5.83	5.90
2022	10,282	10.01	9.79	102,814	2.27	1.40	1.45	(15.31)	(15.12)
2021	12,721	11.79	11.56	149,590	2.71	1.40	1.60	(2.40)	(2.18)
MFS VIT I Utilities Series Initial Class
2025	10,919	18.38	18.38	200,695	2.92	1.40	1.40	13.39	13.39
2024	11,001	16.21	16.21	178,287	2.30	1.40	1.40	10.12	10.12
2023	11,691	14.72	14.72	172,065	3.55	1.40	1.40	(3.46)	(3.46)
2022	11,749	15.25	15.25	179,121	2.37	1.40	1.40	(0.63)	(0.63)
2021	13,126	15.34	15.34	201,398	1.75	1.40	1.40	12.51	12.51
MFS VIT I Utilities Series Service Class
2025	1,756	17.43	17.73	30,748	2.77	1.45	1.60	12.96	13.07
2024	1,864	15.43	15.68	28,906	2.12	1.45	1.60	9.51	9.73
2023	1,955	14.29	14.09	27,669	3.37	1.45	1.60	(3.89)	(3.74)
2022	2,048	14.84	14.66	30,162	1.62	1.45	1.60	(1.12)	(0.97)
2021	2,517	14.82	14.82	37,316	1.54	1.60	1.60	12.01	12.01
MFS VIT I Value Series
2025	7,322	32.50	33.44	244,596	1.60	1.40	1.60	11.23	11.43
2024	8,580	29.22	30.01	257,223	1.57	1.40	1.60	9.81	10.09
2023	10,386	27.26	26.61	282,693	1.65	1.40	1.60	6.21	6.44
2022	10,504	25.61	25.05	268,726	1.39	1.40	1.60	(7.41)	(7.21)
2021	11,332	27.60	27.06	312,537	1.31	1.40	1.60	23.45	23.72

37

Delaware Life NY Variable Account C - Futurity

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)
MFS VIT II Blended Research Core Equity Portfolio I Class
2025	691	52.88	52.88	36,531	0.87	1.40	1.40	14.48	14.48
2024	1,622	46.19	46.19	74,897	1.02	1.40	1.40	23.77	23.77
2023	1,622	37.32	37.32	60,538	1.42	1.40	1.40	26.76	26.76
2022	1,623	29.44	29.44	47,788	1.13	1.40	1.40	(17.16)	(17.16)
2021	1,624	35.54	35.54	57,725	1.11	1.40	1.40	27.74	27.74
MFS VIT II Blended Research Core Equity Portfolio S Class
2025	304	60.02	60.02	18,275	0.77	1.60	1.60	13.98	13.98
2024	305	52.66	52.66	16,048	0.79	1.60	1.60	23.15	23.15
2023	305	42.76	42.76	13,040	1.09	1.60	1.60	26.16	26.16
2022	305	33.89	33.89	10,349	0.86	1.60	1.60	(17.54)	(17.54)
2021	306	41.10	41.10	12,567	0.92	1.60	1.60	27.12	27.12
MFS VIT II Government Securities Portfolio I Class
2025	2,617	16.68	16.68	43,659	4.49	1.40	1.40	5.50	5.50
2024	2,516	15.81	15.81	39,787	3.72	1.40	1.40	(0.63)	(0.63)
2023	2,939	15.91	15.91	50,226	1.33	1.40	1.40	2.71	2.71
2022	4,233	15.49	15.49	67,784	2.07	1.40	1.40	(13.47)	(13.47)
2021	5,074	17.90	17.90	92,368	2.19	1.40	1.40	(3.24)	(3.24)
MFS VIT II Government Securities Portfolio S Class
2025	283	13.19	13.19	3,730	4.20	1.45	1.45	5.10	5.10
2024	349	12.55	12.55	4,386	3.44	1.45	1.45	(0.95)	(0.95)
2023	406	12.67	12.67	5,138	1.25	1.45	1.45	2.36	2.36
2022	778	12.38	11.99	9,628	0.95	1.45	1.60	(13.84)	(13.71)
2021	1,926	14.35	13.92	26,941	1.97	1.45	1.60	(3.70)	(3.56)
MFS VIT II High Yield Portfolio I Class
2025	4,197	14.91	27.34	96,970	6.69	1.40	1.60	6.88	7.17
2024	5,001	13.95	25.51	108,429	6.06	1.40	1.60	5.20	5.42
2023	5,634	24.20	13.26	115,016	5.82	1.40	1.60	10.62	10.86
2022	5,985	21.83	11.99	108,517	5.32	1.40	1.60	(11.94)	(11.75)
2021	7,022	24.74	13.61	142,756	5.14	1.40	1.60	1.84	2.06

38

Delaware Life NY Variable Account C - Futurity

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)
MFS VIT II High Yield Portfolio Service Class
2025	159	26.60	26.60	4,219	6.59	1.60	1.60	6.74	6.74
2024	159	24.92	24.92	3,957	6.03	1.60	1.60	4.84	4.84
2023	159	24.57	23.77	3,781	5.56	1.60	1.60	10.69	10.86
2022	433	22.17	21.48	9,496	5.37	1.45	1.60	(12.20)	(12.07)
2021	434	25.21	24.46	10,812	4.76	1.45	1.60	1.44	1.59
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class
2025	1,468	37.97	37.97	55,749	0.25	1.40	1.40	8.39	8.39
2024	2,129	35.03	35.03	74,597	0.35	1.40	1.40	14.63	14.63
2023	2,147	30.56	30.56	65,280	0.30	1.40	1.40	22.30	22.30
2022	2,149	24.99	24.99	53,561	0.09	1.40	1.40	(20.37)	(20.37)
2021	2,702	31.38	31.38	84,795	0.23	1.40	1.40	24.23	24.23
MFS VIT III Blended Research Small Cap Equity Portfolio
2025	2,945	43.04	45.75	128,199	1.00	1.40	1.60	4.07	4.31
2024	3,289	41.26	45.51	137,367	0.96	1.40	1.60	3.27	3.49
2023	3,799	39.87	42.57	153,374	0.80	1.40	1.60	17.06	17.32
2022	4,409	33.99	36.37	152,853	0.75	1.40	1.60	(19.68)	(19.50)
2021	4,728	42.22	45.27	203,810	0.90	1.40	1.60	27.57	27.85
MFS VIT III Global Real Estate Portfolio
2025	2,775	33.40	44.72	119,473	1.70	1.40	1.60	1.86	2.10
2024	3,020	32.79	43.80	127,213	2.10	1.40	1.60	(4.23)	(4.05)
2023	3,303	45.65	34.24	145,053	0.87	1.40	1.60	9.68	9.92
2022	3,447	41.53	31.22	137,112	1.54	1.40	1.60	(28.10)	(27.95)
2021	3,818	57.64	43.42	206,639	1.50	1.40	1.60	28.05	28.33
MFS VIT III Mid Cap Value Portfolio
2025	312	37.38	38.40	11,871	1.04	1.45	1.60	4.27	4.43
2024	360	35.85	36.77	13,128	1.21	1.45	1.60	11.93	12.07
2023	446	32.81	32.03	14,538	2.16	1.45	1.60	10.93	11.10
2022	1,087	29.53	28.87	32,012	0.98	1.45	1.60	(10.24)	(10.10)
2021	1,230	32.85	32.17	40,316	0.79	1.45	1.60	28.90	29.09

39

Delaware Life NY Variable Account C - Futurity

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)
MFS VIT Total Return Series Initial Class
2025	20,404	20.46	20.46	417,446	2.75	1.40	1.40	9.65	9.65
2024	20,695	18.66	18.66	386,204	2.47	1.40	1.40	6.26	6.26
2023	22,956	17.56	17.56	411,307	2.07	1.40	1.40	8.92	8.92
2022	24,174	16.13	16.13	394,753	1.71	1.40	1.40	(10.83)	(10.83)
2021	26,381	18.08	18.08	480,484	1.88	1.40	1.40	12.54	12.54
MFS VIT Total Return Series Service Class
2025	17,195	19.31	19.68	332,878	2.55	1.45	1.60	9.10	9.33
2024	17,647	17.70	18.00	312,935	2.31	1.45	1.60	5.73	5.88
2023	18,032	17.00	16.74	302,351	1.69	1.45	1.60	8.46	8.63
2022	22,071	15.65	15.43	341,497	1.49	1.45	1.60	(11.28)	(11.14)
2021	22,509	17.61	17.39	392,422	1.62	1.45	1.60	12.02	12.19
PIMCO VIT Emerging Markets Bond Portfolio
2025	485	36.05	37.35	17,888	6.93	1.45	1.60	13.19	13.39
2024	594	31.85	32.94	19,369	6.41	1.45	1.60	5.81	5.98
2023	703	31.08	30.10	21,682	5.69	1.45	1.60	9.37	9.54
2022	804	28.38	27.52	22,669	4.80	1.45	1.60	(17.08)	(16.95)
2021	928	34.17	33.18	31,561	4.48	1.45	1.60	(4.13)	(3.99)
PIMCO VIT Real Return Portfolio
2025	457	16.95	17.56	7,953	3.33	1.45	1.60	6.14	6.30
2024	538	15.97	16.52	8,828	2.55	1.45	1.60	0.50	0.67
2023	865	16.41	15.89	14,006	3.01	1.45	1.60	2.02	2.17
2022	936	16.06	15.58	14,851	6.41	1.45	1.60	(13.31)	(13.18)
2021	2,332	17.97	17.97	41,905	4.95	1.60	1.60	3.92	3.92
PIMCO VIT Total Return Portfolio
2025	1,317	17.11	17.72	23,084	4.10	1.45	1.60	7.21	7.33
2024	1,522	15.96	16.51	24,916	4.02	1.45	1.60	0.88	1.04
2023	1,970	16.34	15.82	31,854	3.56	1.45	1.60	4.25	4.41
2022	2,110	15.65	15.18	32,743	2.59	1.45	1.60	(15.67)	(15.55)
2021	2,412	18.53	18.00	44,371	1.82	1.45	1.60	(2.84)	(2.70)

40

Delaware Life NY Variable Account C - Futurity

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)
Templeton Growth VIP Fund
2025	400	33.82	33.82	13,523	0.88	1.45	1.45	22.01	22.01
2024	428	27.72	27.72	11,864	0.95	1.45	1.45	3.86	3.86
2023	456	26.69	26.69	12,179	3.35	1.45	1.45	19.26	19.26
2022	485	22.38	22.38	10,862	0.16	1.45	1.45	(12.78)	(12.78)
2021	517	25.65	25.65	13,263	1.11	1.45	1.45	3.35	3.35

(1) The investment income ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) The expense ratios represent the annualized contract expenses of the Separate Account for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contract holders.

Note 8. Subsequent Events

The Separate Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

41

KPMG LLP
Two Manhattan West
375 9th Avenue, 17th Floor
New York, NY 10001

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nassau Life Insurance Company and Contract

Owners of Delaware Life NY Variable Account C - Futurity:

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of the subaccounts listed in the Appendix that comprise Delaware Life NY Variable Account C - Futurity (the Separate Account) as of December 31, 2025, the related statements of operations and change in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights in Note 7 for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of their operations and changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Nassau Insurance Group Holdings’ separate accounts since 2015.

New York, New York

April 14, 2026

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

42

Appendix

Delaware Life NY Variable Account C - Futurity

AB VPS Relative Value Portfolio

AB VPS Small Cap Growth Portfolio

Alger Growth & Income Portfolio

Alger Small Cap Growth Portfolio

Fidelity VIP Contrafund Portfolio

Fidelity VIP Growth Portfolio

Fidelity VIP Overseas Portfolio

First Eagle Overseas Variable Fund

Goldman Sachs International Equity Insights Fund

Goldman Sachs VIT Large Cap Value Fund

Goldman Sachs VIT Small Cap Equity Insights Fund

Goldman Sachs VIT U.S. Equity Insights Fund

Invesco V.I. American Franchise Fund

Invesco V.I. Core Equity Fund

Invesco V.I. EQV International Equity Fund

LVIP JPMorgan Small Cap Core Fund

LVIP JPMorgan U.S. Equity Fund

MFS U.S. Government Money Market Portfolio

MFS VIT I Growth Series Initial Class

MFS VIT I Growth Series Service Class

MFS VIT I Mid Cap Growth Series

MFS VIT I New Discovery Series Initial Class

MFS VIT I New Discovery Series Service Class

MFS VIT I Research Series

MFS VIT I Total Return Bond Series

MFS VIT I Utilities Series Initial Class

MFS VIT I Utilities Series Service Class

MFS VIT I Value Series

MFS VIT II Blended Research Core Equity Portfolio I Class

MFS VIT II Blended Research Core Equity Portfolio S Class

MFS VIT II Government Securities Portfolio I Class

MFS VIT II Government Securities Portfolio S Class

MFS VIT II High Yield Portfolio I Class

MFS VIT II High Yield Portfolio Service Class

MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class

MFS VIT III Blended Research Small Cap Equity Portfolio

MFS VIT III Global Real Estate Portfolio

43

MFS VIT III Mid Cap Value Portfolio

MFS VIT Total Return Series Initial Class

MFS VIT Total Return Series Service Class

PIMCO VIT Emerging Markets Bond Portfolio

PIMCO VIT Real Return Portfolio

PIMCO VIT Total Return Portfolio

Templeton Growth VIP Fund

44

Financial Statements

Delaware Life NY Variable Account C - Regatta

December 31, 2025

With Report of Independent Registered Public Accounting Firm

Delaware Life NY Variable Account C - Regatta

Financial Statements

December 31, 2025

Contents

Audited Financial Statements

Delaware Life NY Variable Account C - Regatta

Statements of Net Assets

December 31, 2025

	Number of		Assets at Market		Units
Subaccount	Shares	Cost	Value	Net Assets	Outstanding	Range of Unit Values

AB VPS Balanced Hedged Allocation Portfolio	104,300	$ 991,022	$ 1,025,274	$ 1,025,274	49,217	$ 19.35	$ 22.16
AB VPS Discovery Value Portfolio	28,304	450,756	461,080	461,080	14,848	29.09	32.19
AB VPS Dynamic Asset Allocation Portfolio	450,422	4,482,278	4,878,075	4,878,075	315,196	14.45	16.15
AB VPS International Value Portfolio	26,922	372,390	560,507	560,507	49,771	10.87	12.01
BlackRock Global Allocation V.I. Fund	1,385,732	19,561,042	18,485,667	18,485,667	744,476	23.12	26.34
Columbia CTIVP - Principal Large Cap Growth Fund Class 2 (a)	9,700	365,001	760,758	760,758	23,523	31.19	33.55
Columbia Variable Portfolio – Acorn Fund (a)	-	-	-	-	-	33.90	33.90
Columbia Variable Portfolio - Large Cap Growth Fund Class 2	31,674	963,748	1,731,594	1,731,594	45,572	36.56	39.33
Columbia Variable Portfolio - Overseas Core Fund	7,928	95,127	140,319	140,319	7,568	17.74	18.99
Fidelity VIP Balanced Portfolio	191,509	3,733,608	4,873,915	4,873,915	141,930	31.89	36.79
Fidelity VIP Contrafund Portfolio	220,773	10,594,548	12,553,138	12,553,138	230,032	51.28	58.71
Fidelity VIP Freedom 2010 Portfolio	2,347	29,010	28,235	28,235	1,387	20.36	20.36
Fidelity VIP Freedom 2015 Portfolio	33,783	419,697	401,674	401,674	18,274	20.53	23.93
Fidelity VIP Freedom 2020 Portfolio	40,068	520,539	526,097	526,097	21,533	22.10	25.77
Fidelity VIP Mid Cap Portfolio	76,009	2,614,586	2,673,228	2,673,228	73,997	33.30	38.42
First Eagle Overseas Variable Fund	506,189	12,428,697	14,132,787	14,132,787	616,554	21.51	24.82
Franklin Income VIP Fund	142,898	2,045,543	2,166,326	2,166,326	103,245	19.24	22.21
Franklin Mutual Shares VIP Fund	467,931	7,148,513	7,533,694	7,533,694	230,284	30.06	38.13
Franklin Templeton Allocation VIP Fund	150,053	826,513	831,294	831,294	39,146	20.00	22.10
Franklin Templeton Global Bond VIP Fund	4,490	63,136	60,345	60,345	6,969	8.28	8.97
Franklin Templeton Income VIP Fund	1,099	16,744	17,280	17,280	847	20.41	20.41
Franklin Templeton Small Cap Value VIP Fund Class 2	78,978	993,429	1,095,430	1,095,430	20,626	47.29	63.60
Franklin Templeton Small Cap Value VIP Fund Class 4	3,141	41,116	45,823	45,823	1,396	32.48	32.95
Franklin Templeton Strategic Income VIP Fund Class 2	46,511	451,173	424,650	424,650	28,236	13.97	15.96
Franklin Templeton Strategic Income VIP Fund Class 4	-	-	-	-	-	11.40	14.05
Invesco V.I. American Value Fund	6,587	96,399	116,988	116,988	2,932	37.70	40.89
Invesco V.I. Comstock Fund	51,226	936,474	1,090,604	1,090,604	32,296	31.52	36.03
Invesco V.I. Discovery Large Cap Fund (a)	13,739	595,243	814,015	814,015	13,472	52.19	77.36
Invesco V.I. Equity and Income Fund	121,769	2,013,718	2,206,446	2,206,446	76,602	26.75	30.63
Invesco V.I. EQV International Equity Fund	6,687	224,879	236,644	236,644	12,962	18.19	20.12
Invesco V.I. Global Fund	45,259	1,585,768	1,642,890	1,642,890	33,647	43.98	52.02

(a) Name change. See Note 2.

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Net Assets (continued)

December 31, 2025

	Number of		Assets at Market		Units
SubAccount	Shares	Cost	Value	Net Assets	Outstanding	Range of Unit Values

Invesco V.I. Main Street Fund	323,339	$ 5,581,988	$ 6,935,621	$ 6,935,621	126,518	$ 47.53	$ 56.52
Invesco V.I. Main Street Small Cap Fund®	2,357	51,824	65,300	65,300	1,059	55.72	63.57
Lazard Retirement Emerging Markets Equity Portfolio	55,319	1,023,927	1,652,923	1,652,923	105,590	14.68	16.81
Lord Abbett Series Fund - Growth Opportunities Portfolio VC	95,698	978,251	1,063,203	1,063,203	21,653	44.48	52.61
Lord Abbett Series Fund- Fundamental Equity Portfolio VC	93,421	1,470,075	1,773,130	1,773,130	40,930	40.12	46.92
LVIP JPMorgan Core Bond Fund	146,230	1,549,621	1,434,223	1,434,223	138,198	9.82	10.87
LVIP JPMorgan U.S. Equity Fund	23,193	773,959	1,121,895	1,121,895	19,813	54.39	60.62
MFS U.S. Government Money Market Portfolio	778,289	778,289	778,289	778,289	61,413	12.09	13.27
MFS VIT I Growth Series Initial Class	117,655	7,131,053	7,982,890	7,982,890	66,682	119.72	119.72
MFS VIT I Growth Series Service Class	16,648	982,115	1,010,206	1,010,206	11,341	61.27	103.25
MFS VIT I Mid Cap Growth Series	112,835	864,619	741,323	741,323	15,893	34.32	53.26
MFS VIT I New Discovery Series Initial Class	31,814	543,522	496,294	496,294	21,046	23.58	23.58
MFS VIT I New Discovery Series Service Class	112,103	1,158,988	1,356,440	1,356,440	47,663	22.34	30.67
MFS VIT I Research Series	249,727	7,423,315	7,451,860	7,451,860	188,996	37.55	41.48
MFS VIT I Total Return Bond Series	1,667,277	20,851,102	19,240,382	19,240,382	1,725,979	10.48	12.91
MFS VIT I Utilities Series Initial Class	67,570	2,188,311	2,549,398	2,549,398	138,702	18.38	18.38
MFS VIT I Utilities Series Service Class	63,461	2,082,120	2,336,628	2,336,628	135,778	16.45	17.94
MFS VIT I Value Series Initial Class	274,685	5,597,040	6,114,483	6,114,483	208,264	23.77	33.59
MFS VIT I Value Series Service Class	196,189	3,871,249	4,231,794	4,231,794	137,281	22.93	32.52
MFS VIT II Blended Research Core Equity Portfolio I Class	184,023	9,959,255	11,192,268	11,192,268	106,555	98.71	145.90
MFS VIT II Blended Research Core Equity Portfolio S Class	43,616	2,369,203	2,603,901	2,603,901	38,688	59.12	69.23
MFS VIT II Core Equity Portfolio I Class	56,722	1,496,966	1,805,460	1,805,460	22,446	80.43	80.43
MFS VIT II Core Equity Portfolio S Class	60,852	1,563,613	1,894,307	1,894,307	41,987	42.93	60.89
MFS VIT II Corporate Bond Portfolio I Class	49,098	462,695	473,301	473,301	18,732	25.27	25.27
MFS VIT II Corporate Bond Portfolio S Class	825,784	8,773,612	7,828,437	7,828,437	441,027	15.57	20.75
MFS VIT II Emerging Markets Equity Portfolio I Class	12,032	172,449	212,357	212,357	6,391	33.23	33.23
MFS VIT II Emerging Markets Equity Portfolio S Class	50,434	664,476	873,525	873,525	41,649	18.73	43.15
MFS VIT II Global Governments Portfolio I Class	8,588	91,714	75,578	75,578	4,828	14.02	17.12
MFS VIT II Global Governments Portfolio S Class	177	1,869	1,519	1,519	124	12.30	12.30
MFS VIT II Global Growth Portfolio I Class	65,836	1,748,471	1,722,277	1,722,277	20,038	80.26	94.24
MFS VIT II Global Growth Portfolio S Class	116	2,567	3,010	3,010	52	58.22	58.22
MFS VIT II Global Research Portfolio I Class	129,646	3,915,212	4,523,358	4,523,358	78,688	57.48	57.48
MFS VIT II Global Research Portfolio S Class	1,720	49,802	59,605	59,605	1,332	42.74	44.76

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Net Assets (continued)

December 31, 2025

	Number of		Assets at Market		Units
SubAccount	Shares	Cost	Value	Net Assets	Outstanding	Range of Unit Values

MFS VIT II Global Tactical Allocation Portfolio I Class	60,303	$ 869,162	$ 876,200	$ 876,200	20,841	$ 42.04	$ 42.04
MFS VIT II Global Tactical Allocation Portfolio S Class	1,272,412	18,189,976	18,042,795	18,042,795	1,088,729	15.49	28.70
MFS VIT II Government Securities Portfolio I Class	56,047	646,723	606,432	606,432	29,720	19.27	21.90
MFS VIT II Government Securities Portfolio S Class	687,838	7,934,821	7,401,133	7,401,133	628,131	10.67	13.19
MFS VIT II High Yield Portfolio I Class	186,069	996,828	947,091	947,091	27,077	33.75	42.68
MFS VIT II High Yield Portfolio Service Class	217,564	1,125,866	1,092,173	1,092,173	46,343	13.62	27.58
MFS VIT II Income Portfolio I Class	114,678	1,033,755	979,349	979,349	42,744	22.91	22.91
MFS VIT II Income Portfolio S Class	5,165	41,415	43,693	43,693	2,190	18.82	20.08
MFS VIT II International Growth Portfolio I Class	18,010	252,550	323,097	323,097	6,816	47.40	47.40
MFS VIT II International Growth Portfolio S Class	19,896	279,794	350,167	350,167	14,505	22.07	47.23
MFS VIT II International Intrinsic Value Portfolio Initial Class	25,206	712,750	931,849	931,849	10,942	85.17	85.17
MFS VIT II International Intrinsic Value Portfolio Service Class	68,155	2,016,949	2,463,816	2,463,816	82,084	27.44	68.45
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class	410,901	9,023,418	9,265,821	9,265,821	177,381	48.80	61.09
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class	27,563	557,468	602,807	602,807	9,433	55.20	65.28
MFS VIT II Research International Portfolio I Class	13,738	222,681	283,140	283,140	8,540	33.16	33.16
MFS VIT II Research International Portfolio S Class	74,357	1,212,389	1,507,220	1,507,220	47,635	24.06	37.09
MFS VIT II U.S. Government Money Market	4,506,449	4,506,448	4,506,449	4,506,449	476,710	8.39	10.94
MFS VIT III Blended Research Small Cap Equity Portfolio	183,777	1,670,598	1,688,906	1,688,906	58,863	26.55	38.20
MFS VIT III Conservative Allocation Portfolio	1,251,083	13,007,671	12,335,678	12,335,678	602,414	19.04	21.69
MFS VIT III Global Real Estate Portfolio Initial Class	2,088	27,714	26,502	26,502	854	28.31	34.11
MFS VIT III Global Real Estate Portfolio Service Class	138,099	2,186,487	2,148,827	2,148,827	98,698	19.78	23.37
MFS VIT III Growth Allocation Portfolio	1,522,866	16,305,832	16,264,213	16,264,213	454,208	33.62	38.32
MFS VIT III Inflation Adjusted Bond Portfolio	595,220	5,540,841	4,749,852	4,749,852	448,846	9.83	11.20
MFS VIT III Limited Maturity Portfolio Initial Class	749,905	7,643,079	7,664,028	7,664,028	688,027	10.28	11.77
MFS VIT III Limited Maturity Portfolio Service Class	385,849	3,936,696	3,943,378	3,943,378	374,859	9.82	11.86
MFS VIT III Mid Cap Value Portfolio Initial Class	115,178	990,536	1,164,453	1,164,453	31,663	35.41	39.11
MFS VIT III Mid Cap Value Portfolio Service Class	95,363	788,921	946,959	946,959	26,770	32.96	37.40
MFS VIT III Moderate Allocation Portfolio	5,756,418	68,658,522	65,162,653	65,162,653	2,316,992	26.24	29.90
MFS VIT III New Discovery Value Portfolio	47,487	360,121	342,856	342,856	7,803	40.69	44.79
MFS VIT Total Return Series Initial Class	215,845	5,094,823	5,035,666	5,035,666	246,138	20.46	20.46
MFS VIT Total Return Series Service Class	717,996	16,465,987	16,255,424	16,255,424	846,894	18.14	19.93

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Net Assets (continued)

December 31, 2025

	Number of		Assets at Market		Units
SubAccount	Shares	Cost	Value	Net Assets	Outstanding	Range of Unit Values

Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio	22,924	$ 91,430	$ 147,402	$ 147,402	3,005	$ 45.16	$ 51.24
Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio	35,971	326,611	721,225	721,225	10,219	68.41	76.24
PIMCO CommodityReal Return® Strategy Portfolio	1,964	13,029	12,608	12,608	1,708	7.28	7.61
PIMCO VIT All Asset Portfolio Admin Class	46,707	452,535	447,451	447,451	22,038	18.88	21.14
PIMCO VIT All Asset Portfolio Advisor Class	157,680	1,587,088	1,538,952	1,538,952	97,367	14.93	16.52
PIMCO VIT CommodityRealReturnTM Strategy Portfolio	184,249	1,147,356	1,158,923	1,158,923	140,336	7.56	8.81
PIMCO VIT Emerging Markets Bond Portfolio	39,371	459,934	449,619	449,619	12,790	30.90	38.24
PIMCO VIT Global Managed Asset Allocation Portfolio	2,442,956	25,676,585	28,655,872	28,655,872	1,442,974	18.52	20.97
PIMCO VIT Real Return Portfolio	88,418	1,107,693	1,061,904	1,061,904	66,639	14.47	17.18
PIMCO VIT StocksPLUS Global Portfolio	6,175	45,578	55,139	55,139	1,964	27.13	28.74
PIMCO VIT Total Return Portfolio	416,748	4,204,948	3,938,273	3,938,273	243,820	15.15	17.31
Putman VT Large Cap Value Fund	17,428	474,595	622,020	622,020	12,289	48.22	53.35
Templeton Developing Markets VIP Fund	58,333	512,330	704,662	704,662	29,694	22.58	25.27
Templeton Foreign VIP Fund	262,846	3,414,091	4,263,361	4,263,361	165,539	19.96	27.23
Templeton Growth VIP Fund	43,861	469,103	620,639	620,639	19,650	22.31	34.64

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Operations and Change in Net Assets

Years Ended December 31, 2025 and 2024

	AB VPS Balanced		AB VPS Dynamic
	Hedged Allocation	AB VPS Discovery	Asset Allocation
	Portfolio	Value Portfolio	Portfolio
Net assets as of December 31, 2023	$1,066,969	$628,742	$6,004,018
Investment income (loss):
Dividend distributions	18,940	3,411	63,448
Investment Expenses:
Mortality and expense risk and administrative charges	(18,438)	(8,957)	(93,542)
Net investment income (loss)	502	(5,546)	(30,094)
Increase (decrease) in net assets from operations:
Capital gain distributions	21,816	26,876	-
Realized capital gain (loss) on investments	(28,276)	52,495	(299,551)
Change in unrealized appreciation (depreciation)	77,353	(31,272)	826,911
Net gain (loss) on investments	70,893	48,099	527,360
Net increase (decrease) in net assets from operations	71,395	42,553	497,266
Contract owner transactions:
Deposits	-	39,498	-
Terminations, withdrawals and annuity payments	(90,627)	(183,835)	(1,239,989)
Transfers between subaccounts, net	6,982	(39,097)	(188,732)
Maintenance charges and mortality adjustments	(9,704)	(7,885)	(102,313)
Increase (decrease) in net assets from contract transactions	(93,349)	(191,319)	(1,531,034)
Total increase (decrease) in net assets	(21,954)	(148,766)	(1,033,768)
Net assets as of December 31, 2024	$1,045,015	$479,976	$4,970,250
Investment income (loss):
Dividend distributions	19,249	2,815	76,394
Investment Expenses:
Mortality and expense risk and administrative charges	(17,589)	(7,490)	(79,328)
Net investment income (loss)	1,660	(4,675)	(2,934)
Increase (decrease) in net assets from operations:
Capital gain distributions	53,352	53,119	-
Realized capital gain (loss) on investments	(17,735)	21,065	(131,411)
Change in unrealized appreciation (depreciation)	108,542	(63,403)	657,272
Net gain (loss) on investments	144,159	10,781	525,861
Net increase (decrease) in net assets from operations	145,819	6,106	522,927
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(133,441)	(44,482)	(534,922)
Transfers between subaccounts, net	(20,963)	27,308	15,021
Maintenance charges and mortality adjustments	(11,156)	(7,828)	(95,201)
Increase (decrease) in net assets from contract transactions	(165,560)	(25,002)	(615,102)
Total increase (decrease) in net assets	(19,741)	(18,896)	(92,175)
Net assets as of December 31, 2025	$1,025,274	$461,080	$4,878,075

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

			Columbia CTIVP -
	AB VPS	BlackRock Global	Principal Large
	International Value	Allocation V.I.	Cap Growth Fund
	Portfolio	Fund	Class 2 (a)
Net assets as of December 31, 2023	$698,261	$19,653,174	$855,336
Investment income (loss):
Dividend distributions	15,475	265,934	-
Investment Expenses:
Mortality and expense risk and administrative charges	(11,641)	(329,180)	(14,596)
Net investment income (loss)	3,834	(63,246)	(14,596)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	1,441,803	-
Realized capital gain (loss) on investments	20,277	(43,961)	194,409
Change in unrealized appreciation (depreciation)	(1,390)	(2,192)	(31,080)
Net gain (loss) on investments	18,887	1,395,650	163,329
Net increase (decrease) in net assets from operations	22,721	1,332,404	148,733
Contract owner transactions:
Deposits	-	100,158	24,172
Terminations, withdrawals and annuity payments	(146,899)	(2,376,090)	(200,604)
Transfers between subaccounts, net	18,104	(227,122)	(58,678)
Maintenance charges and mortality adjustments	(3,453)	(263,917)	(8,555)
Increase (decrease) in net assets from contract transactions	(132,248)	(2,766,971)	(243,665)
Total increase (decrease) in net assets	(109,527)	(1,434,567)	(94,932)
Net assets as of December 31, 2024	$588,734	$18,218,607	$760,404
Investment income (loss):
Dividend distributions	12,194	729,200	-
Investment Expenses:
Mortality and expense risk and administrative charges	(9,794)	(314,011)	(13,281)
Net investment income (loss)	2,400	415,189	(13,281)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	1,790,469	-
Realized capital gain (loss) on investments	64,207	91,191	105,007
Change in unrealized appreciation (depreciation)	122,867	691,396	(3,770)
Net gain (loss) on investments	187,074	2,573,056	101,237
Net increase (decrease) in net assets from operations	189,474	2,988,245	87,956
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(112,456)	(2,067,130)	(87,204)
Transfers between subaccounts, net	(102,015)	(383,929)	7,857
Maintenance charges and mortality adjustments	(3,230)	(270,126)	(8,255)
Increase (decrease) in net assets from contract transactions	(217,701)	(2,721,185)	(87,602)
Total increase (decrease) in net assets	(28,227)	267,060	354
Net assets as of December 31, 2025	$560,507	$18,485,667	$760,758

(a) Name change. See Note 2.

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

		Columbia Variable	Columbia Variable
	Columbia Variable	Portfolio - Large	Portfolio -
	Portfolio – Acorn	Cap Growth Fund	Overseas Core
	Fund (a)	Class 2	Fund
Net assets as of December 31, 2023	$2,529	$1,994,825	$269,557
Investment income (loss):
Dividend distributions	-	-	11,256
Investment Expenses:
Mortality and expense risk and administrative charges	(48)	(33,879)	(3,464)
Net investment income (loss)	(48)	(33,879)	7,792
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	99	570,151	2,308
Change in unrealized appreciation (depreciation)	253	(18,204)	(5,123)
Net gain (loss) on investments	352	551,947	(2,815)
Net increase (decrease) in net assets from operations	304	518,068	4,977
Contract owner transactions:
Deposits	-	40,293	5,213
Terminations, withdrawals and annuity payments	(150)	(454,632)	(69,369)
Transfers between subaccounts, net	(219)	(233,933)	(51,444)
Maintenance charges and mortality adjustments	-	(12,326)	(1,289)
Increase (decrease) in net assets from contract transactions	(369)	(660,598)	(116,889)
Total increase (decrease) in net assets	(65)	(142,530)	(111,912)
Net assets as of December 31, 2024	$2,464	$1,852,295	$157,645
Investment income (loss):
Dividend distributions	-	-	2,531
Investment Expenses:
Mortality and expense risk and administrative charges	(46)	(31,495)	(2,338)
Net investment income (loss)	(46)	(31,495)	193
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	704	373,984	11,425
Change in unrealized appreciation (depreciation)	(508)	(78,907)	32,959
Net gain (loss) on investments	196	295,077	44,384
Net increase (decrease) in net assets from operations	150	263,582	44,577
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(2,743)	(299,447)	(38,586)
Transfers between subaccounts, net	131	(70,655)	(21,918)
Maintenance charges and mortality adjustments	(2)	(14,181)	(1,399)
Increase (decrease) in net assets from contract transactions	(2,614)	(384,283)	(61,903)
Total increase (decrease) in net assets	(2,464)	(120,701)	(17,326)
Net assets as of December 31, 2025	$-	$1,731,594	$140,319

(a) Name change. See Note 2.

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

		Fidelity VIP	Fidelity VIP
	Fidelity VIP	Contrafund	Freedom 2010
	Balanced Portfolio	Portfolio	Portfolio
Net assets as of December 31, 2023	$5,062,737	$11,691,389	$26,754
Investment income (loss):
Dividend distributions	89,066	4,417	904
Investment Expenses:
Mortality and expense risk and administrative charges	(88,090)	(220,044)	(451)
Net investment income (loss)	976	(215,627)	453
Increase (decrease) in net assets from operations:
Capital gain distributions	171,557	1,495,301	23
Realized capital gain (loss) on investments	205,296	1,787,553	(114)
Change in unrealized appreciation (depreciation)	274,249	342,746	537
Net gain (loss) on investments	651,102	3,625,600	446
Net increase (decrease) in net assets from operations	652,078	3,409,973	899
Contract owner transactions:
Deposits	59,184	69,601	-
Terminations, withdrawals and annuity payments	(624,808)	(1,787,052)	(1,564)
Transfers between subaccounts, net	208,391	(1,145,734)	739
Maintenance charges and mortality adjustments	(42,561)	(110,757)	(135)
Increase (decrease) in net assets from contract transactions	(399,794)	(2,973,942)	(960)
Total increase (decrease) in net assets	252,284	436,031	(61)
Net assets as of December 31, 2024	$5,315,021	$12,127,420	$26,693
Investment income (loss):
Dividend distributions	77,242	-	834
Investment Expenses:
Mortality and expense risk and administrative charges	(88,537)	(217,186)	(454)
Net investment income (loss)	(11,295)	(217,186)	380
Increase (decrease) in net assets from operations:
Capital gain distributions	275,693	2,006,384	345
Realized capital gain (loss) on investments	301,328	1,004,755	(84)
Change in unrealized appreciation (depreciation)	79,147	(558,450)	1,574
Net gain (loss) on investments	656,168	2,452,689	1,835
Net increase (decrease) in net assets from operations	644,873	2,235,503	2,215
Contract owner transactions:
Deposits	-	74,032	-
Terminations, withdrawals and annuity payments	(1,025,897)	(1,510,143)	(1,563)
Transfers between subaccounts, net	(12,494)	(260,243)	1,052
Maintenance charges and mortality adjustments	(47,588)	(113,431)	(162)
Increase (decrease) in net assets from contract transactions	(1,085,979)	(1,809,785)	(673)
Total increase (decrease) in net assets	(441,106)	425,718	1,542
Net assets as of December 31, 2025	$4,873,915	$12,553,138	$28,235

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Mid Cap Portfolio
Net assets as of December 31, 2023	$591,115	$711,601	$3,061,334
Investment income (loss):
Dividend distributions	18,226	18,960	10,275
Investment Expenses:
Mortality and expense risk and administrative charges	(10,515)	(11,755)	(52,119)
Net investment income (loss)	7,711	7,205	(41,844)
Increase (decrease) in net assets from operations:
Capital gain distributions	18,153	20,650	402,639
Realized capital gain (loss) on investments	(3,364)	20,863	250,873
Change in unrealized appreciation (depreciation)	3,147	(8,655)	(165,784)
Net gain (loss) on investments	17,936	32,858	487,728
Net increase (decrease) in net assets from operations	25,647	40,063	445,884
Contract owner transactions:
Deposits	-	-	5,841
Terminations, withdrawals and annuity payments	(13,639)	(34,109)	(463,377)
Transfers between subaccounts, net	(2,511)	669	(217,914)
Maintenance charges and mortality adjustments	(2,507)	(4,892)	(26,652)
Increase (decrease) in net assets from contract transactions	(18,657)	(38,332)	(702,102)
Total increase (decrease) in net assets	6,990	1,731	(256,218)
Net assets as of December 31, 2024	$598,105	$713,332	$2,805,116
Investment income (loss):
Dividend distributions	11,546	13,566	6,555
Investment Expenses:
Mortality and expense risk and administrative charges	(7,754)	(9,586)	(46,390)
Net investment income (loss)	3,792	3,980	(39,835)
Increase (decrease) in net assets from operations:
Capital gain distributions	23,600	39,191	320,306
Realized capital gain (loss) on investments	(40,320)	(17,724)	186,694
Change in unrealized appreciation (depreciation)	54,448	39,689	(192,502)
Net gain (loss) on investments	37,728	61,156	314,498
Net increase (decrease) in net assets from operations	41,520	65,136	274,663
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(234,000)	(251,869)	(420,403)
Transfers between subaccounts, net	(946)	4,705	40,537
Maintenance charges and mortality adjustments	(3,005)	(5,207)	(26,685)
Increase (decrease) in net assets from contract transactions	(237,951)	(252,371)	(406,551)
Total increase (decrease) in net assets	(196,431)	(187,235)	(131,888)
Net assets as of December 31, 2025	$401,674	$526,097	$2,673,228

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	First Eagle Overseas Variable Fund	Franklin Income VIP Fund	Franklin Mutual Shares VIP Fund
Net assets as of December 31, 2023	$14,607,534	$2,695,420	$8,205,430
Investment income (loss):
Dividend distributions	234,015	131,549	160,152
Investment Expenses:
Mortality and expense risk and administrative charges	(253,701)	(40,942)	(141,033)
Net investment income (loss)	(19,686)	90,607	19,119
Increase (decrease) in net assets from operations:
Capital gain distributions	92,504	10,778	166,544
Realized capital gain (loss) on investments	(209,099)	(34,197)	(177,400)
Change in unrealized appreciation (depreciation)	769,234	69,394	752,982
Net gain (loss) on investments	652,639	45,975	742,126
Net increase (decrease) in net assets from operations	632,953	136,582	761,245
Contract owner transactions:
Deposits	33,816	30,781	9,249
Terminations, withdrawals and annuity payments	(1,942,483)	(603,740)	(1,179,468)
Transfers between subaccounts, net	298,426	14,775	91,554
Maintenance charges and mortality adjustments	(138,562)	(32,261)	(71,938)
Increase (decrease) in net assets from contract transactions	(1,748,803)	(590,445)	(1,150,603)
Total increase (decrease) in net assets	(1,115,850)	(453,863)	(389,358)
Net assets as of December 31, 2024	$13,491,684	$2,241,557	$7,816,072
Investment income (loss):
Dividend distributions	233,539	108,391	154,560
Investment Expenses:
Mortality and expense risk and administrative charges	(246,425)	(35,805)	(129,369)
Net investment income (loss)	(12,886)	72,586	25,191
Increase (decrease) in net assets from operations:
Capital gain distributions	1,680,935	22,783	761,520
Realized capital gain (loss) on investments	353,905	(7,954)	(7,272)
Change in unrealized appreciation (depreciation)	2,199,023	133,653	(72,116)
Net gain (loss) on investments	4,233,863	148,482	682,132
Net increase (decrease) in net assets from operations	4,220,977	221,068	707,323
Contract owner transactions:
Deposits	79,216	38,614	57,240
Terminations, withdrawals and annuity payments	(1,955,407)	(280,438)	(1,309,433)
Transfers between subaccounts, net	(1,556,724)	(22,634)	329,363
Maintenance charges and mortality adjustments	(146,959)	(31,841)	(66,871)
Increase (decrease) in net assets from contract transactions	(3,579,874)	(296,299)	(989,701)
Total increase (decrease) in net assets	641,103	(75,231)	(282,378)
Net assets as of December 31, 2025	$14,132,787	$2,166,326	$7,533,694

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	Franklin Templeton Allocation VIP Fund	Franklin Templeton Global Bond VIP Fund	Franklin Templeton Income VIP Fund
Net assets as of December 31, 2023	$912,424	$80,380	$20,484
Investment income (loss):
Dividend distributions	17,088	-	981
Investment Expenses:
Mortality and expense risk and administrative charges	(13,192)	(1,212)	(329)
Net investment income (loss)	3,896	(1,212)	652
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	81
Realized capital gain (loss) on investments	(38,781)	(3,887)	(344)
Change in unrealized appreciation (depreciation)	96,638	(4,899)	655
Net gain (loss) on investments	57,857	(8,786)	392
Net increase (decrease) in net assets from operations	61,753	(9,998)	1,044
Contract owner transactions:
Deposits	-	444	-
Terminations, withdrawals and annuity payments	(191,550)	(8,810)	(2,205)
Transfers between subaccounts, net	(1,401)	12,173	(653)
Maintenance charges and mortality adjustments	(2,082)	(970)	(486)
Increase (decrease) in net assets from contract transactions	(195,033)	2,837	(3,344)
Total increase (decrease) in net assets	(133,280)	(7,161)	(2,300)
Net assets as of December 31, 2024	$779,144	$73,219	$18,184
Investment income (loss):
Dividend distributions	15,756	-	869
Investment Expenses:
Mortality and expense risk and administrative charges	(12,731)	(1,076)	(296)
Net investment income (loss)	3,025	(1,076)	573
Increase (decrease) in net assets from operations:
Capital gain distributions	33,262	-	186
Realized capital gain (loss) on investments	(14,933)	(2,807)	(236)
Change in unrealized appreciation (depreciation)	62,371	13,087	1,281
Net gain (loss) on investments	80,700	10,280	1,231
Net increase (decrease) in net assets from operations	83,725	9,204	1,804
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(30,906)	(20,462)	(2,195)
Transfers between subaccounts, net	2,035	(1,084)	(15)
Maintenance charges and mortality adjustments	(2,704)	(532)	(498)
Increase (decrease) in net assets from contract transactions	(31,575)	(22,078)	(2,708)
Total increase (decrease) in net assets	52,150	(12,874)	(904)
Net assets as of December 31, 2025	$831,294	$60,345	$17,280

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	Franklin Templeton Small Cap Value VIP Fund Class 2	Franklin Templeton Small Cap Value VIP Fund Class 4	Franklin Templeton Strategic Income VIP Fund Class 2
Net assets as of December 31, 2023	$1,136,986	$48,457	$500,999
Investment income (loss):
Dividend distributions	10,466	407	19,291
Investment Expenses:
Mortality and expense risk and administrative charges	(19,657)	(833)	(7,635)
Net investment income (loss)	(9,191)	(426)	11,656
Increase (decrease) in net assets from operations:
Capital gain distributions	25,868	1,104	-
Realized capital gain (loss) on investments	52,701	2,879	(22,205)
Change in unrealized appreciation (depreciation)	34,191	1,099	20,076
Net gain (loss) on investments	112,760	5,082	(2,129)
Net increase (decrease) in net assets from operations	103,569	4,656	9,527
Contract owner transactions:
Deposits	-	-	12,290
Terminations, withdrawals and annuity payments	(139,958)	(3,560)	(104,327)
Transfers between subaccounts, net	(11,727)	(1,906)	16,197
Maintenance charges and mortality adjustments	(8,448)	(812)	(5,290)
Increase (decrease) in net assets from contract transactions	(160,133)	(6,278)	(81,130)
Total increase (decrease) in net assets	(56,564)	(1,622)	(71,603)
Net assets as of December 31, 2024	$1,080,422	$46,835	$429,396
Investment income (loss):
Dividend distributions	11,601	456	20,144
Investment Expenses:
Mortality and expense risk and administrative charges	(18,828)	(781)	(6,897)
Net investment income (loss)	(7,227)	(325)	13,247
Increase (decrease) in net assets from operations:
Capital gain distributions	90,475	3,816	4
Realized capital gain (loss) on investments	27,716	3,350	(9,174)
Change in unrealized appreciation (depreciation)	(44,276)	(3,909)	18,056
Net gain (loss) on investments	73,915	3,257	8,886
Net increase (decrease) in net assets from operations	66,688	2,932	22,133
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(72,512)	(3,643)	(43,222)
Transfers between subaccounts, net	29,869	560	21,602
Maintenance charges and mortality adjustments	(9,037)	(861)	(5,259)
Increase (decrease) in net assets from contract transactions	(51,680)	(3,944)	(26,879)
Total increase (decrease) in net assets	15,008	(1,012)	(4,746)
Net assets as of December 31, 2025	$1,095,430	$45,823	$424,650

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	Franklin Templeton Strategic Income VIP Fund Class 4	Invesco V.I. American Value Fund	Invesco V.I. Comstock Fund
Net assets as of December 31, 2023	$1,164	$170,230	$1,591,796
Investment income (loss):
Dividend distributions	-	1,129	17,561
Investment Expenses:
Mortality and expense risk and administrative charges	(4)	(2,848)	(22,717)
Net investment income (loss)	(4)	(1,719)	(5,156)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	3,386	82,374
Realized capital gain (loss) on investments	(288)	12,299	151,811
Change in unrealized appreciation (depreciation)	293	25,280	(55,922)
Net gain (loss) on investments	5	40,965	178,263
Net increase (decrease) in net assets from operations	1	39,246	173,107
Contract owner transactions:
Deposits	579	2,678	-
Terminations, withdrawals and annuity payments	(1,740)	(72,890)	(599,940)
Transfers between subaccounts, net	(4)	6,354	(34,727)
Maintenance charges and mortality adjustments	-	(2,078)	(11,036)
Increase (decrease) in net assets from contract transactions	(1,165)	(65,936)	(645,703)
Total increase (decrease) in net assets	(1,164)	(26,690)	(472,596)
Net assets as of December 31, 2024	$-	$143,540	$1,119,200
Investment income (loss):
Dividend distributions	-	246	15,226
Investment Expenses:
Mortality and expense risk and administrative charges	-	(2,411)	(18,419)
Net investment income (loss)	-	(2,165)	(3,193)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	17,709	112,833
Realized capital gain (loss) on investments	-	14,865	53,081
Change in unrealized appreciation (depreciation)	-	(8,236)	(9,326)
Net gain (loss) on investments	-	24,338	156,588
Net increase (decrease) in net assets from operations	-	22,173	153,395
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	-	(38,651)	(144,390)
Transfers between subaccounts, net	-	(8,140)	(26,476)
Maintenance charges and mortality adjustments	-	(1,934)	(11,125)
Increase (decrease) in net assets from contract transactions	-	(48,725)	(181,991)
Total increase (decrease) in net assets	-	(26,552)	(28,596)
Net assets as of December 31, 2025	$-	$116,988	$1,090,604

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	Invesco V.I. Discovery Large Cap Fund (a)	Invesco V.I. Equity and Income Fund	Invesco V.I. EQV International Equity Fund
Net assets as of December 31, 2023	$1,314,192	$3,611,994	$187,859
Investment income (loss):
Dividend distributions	-	36,668	3,031
Investment Expenses:
Mortality and expense risk and administrative charges	(18,061)	(47,252)	(3,914)
Net investment income (loss)	(18,061)	(10,584)	(883)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	89,568	1,049
Realized capital gain (loss) on investments	99,752	(27,182)	260
Change in unrealized appreciation (depreciation)	215,152	234,303	(3,891)
Net gain (loss) on investments	314,904	296,689	(2,582)
Net increase (decrease) in net assets from operations	296,843	286,105	(3,465)
Contract owner transactions:
Deposits	11,790	19,978	-
Terminations, withdrawals and annuity payments	(632,349)	(1,966,398)	(1,698)
Transfers between subaccounts, net	(126,848)	297,084	22,322
Maintenance charges and mortality adjustments	(6,083)	(37,589)	(76)
Increase (decrease) in net assets from contract transactions	(753,490)	(1,686,925)	20,548
Total increase (decrease) in net assets	(456,647)	(1,400,820)	17,083
Net assets as of December 31, 2024	$857,545	$2,211,174	$204,942
Investment income (loss):
Dividend distributions	-	41,109	2,707
Investment Expenses:
Mortality and expense risk and administrative charges	(14,020)	(37,504)	(4,453)
Net investment income (loss)	(14,020)	3,605	(1,746)
Increase (decrease) in net assets from operations:
Capital gain distributions	97,961	117,946	14,774
Realized capital gain (loss) on investments	66,343	30,211	997
Change in unrealized appreciation (depreciation)	(53,445)	72,851	14,128
Net gain (loss) on investments	110,859	221,008	29,899
Net increase (decrease) in net assets from operations	96,839	224,613	28,153
Contract owner transactions:
Deposits	19,316	-	-
Terminations, withdrawals and annuity payments	(131,277)	(205,880)	(1,705)
Transfers between subaccounts, net	(24,878)	10,028	5,864
Maintenance charges and mortality adjustments	(3,530)	(33,489)	(610)
Increase (decrease) in net assets from contract transactions	(140,369)	(229,341)	3,549
Total increase (decrease) in net assets	(43,530)	(4,728)	31,702
Net assets as of December 31, 2025	$814,015	$2,206,446	$236,644

(a) Name change. See Note 2.

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	Invesco V.I. Global Fund	Invesco V.I. Main Street Fund	Invesco V.I. Main Street Small Cap Fund®
Net assets as of December 31, 2023	$1,810,797	$7,199,322	$58,672
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(28,989)	(124,019)	(1,086)
Net investment income (loss)	(28,989)	(124,019)	(1,086)
Increase (decrease) in net assets from operations:
Capital gain distributions	101,067	731,336	2,260
Realized capital gain (loss) on investments	15,261	(661,749)	792
Change in unrealized appreciation (depreciation)	150,223	1,501,772	4,111
Net gain (loss) on investments	266,551	1,571,359	7,163
Net increase (decrease) in net assets from operations	237,562	1,447,340	6,077
Contract owner transactions:
Deposits	16,813	42,932	-
Terminations, withdrawals and annuity payments	(190,395)	(907,856)	(2,241)
Transfers between subaccounts, net	(216,172)	(809,749)	(203)
Maintenance charges and mortality adjustments	(15,174)	(7,332)	(128)
Increase (decrease) in net assets from contract transactions	(404,928)	(1,682,005)	(2,572)
Total increase (decrease) in net assets	(167,366)	(234,665)	3,505
Net assets as of December 31, 2024	$1,643,431	$6,964,657	$62,177
Investment income (loss):
Dividend distributions	-	21,316	147
Investment Expenses:
Mortality and expense risk and administrative charges	(26,387)	(115,640)	(1,105)
Net investment income (loss)	(26,387)	(94,324)	(958)
Increase (decrease) in net assets from operations:
Capital gain distributions	300,035	427,713	6,521
Realized capital gain (loss) on investments	(41,043)	(187,210)	1,096
Change in unrealized appreciation (depreciation)	(31,088)	782,593	(2,488)
Net gain (loss) on investments	227,904	1,023,096	5,129
Net increase (decrease) in net assets from operations	201,517	928,772	4,171
Contract owner transactions:
Deposits	-	504	-
Terminations, withdrawals and annuity payments	(173,686)	(825,810)	(2,344)
Transfers between subaccounts, net	(13,089)	(117,976)	1,483
Maintenance charges and mortality adjustments	(15,283)	(14,526)	(187)
Increase (decrease) in net assets from contract transactions	(202,058)	(957,808)	(1,048)
Total increase (decrease) in net assets	(541)	(29,036)	3,123
Net assets as of December 31, 2025	$1,642,890	$6,935,621	$65,300

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2025 and 2024

	Lazard Retirement Emerging Markets Equity Portfolio	Lord Abbett Series Fund - Growth Opportunities Portfolio VC	Lord Abbett Series Fund- Fundamental Equity Portfolio VC
Net assets as of December 31, 2023	$1,721,449	$1,075,604	$1,916,090
Investment income (loss):
Dividend distributions	54,778	-	12,478
Investment Expenses:
Mortality and expense risk and administrative charges	(29,756)	(18,795)	(32,375)
Net investment income (loss)	25,022	(18,795)	(19,897)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	94,551
Realized capital gain (loss) on investments	27,014	(101,005)	84,400
Change in unrealized appreciation (depreciation)	43,070	416,481	108,705
Net gain (loss) on investments	70,084	315,476	287,656
Net increase (decrease) in net assets from operations	95,106	296,681	267,759
Contract owner transactions:
Deposits	-	4,311	-
Terminations, withdrawals and annuity payments	(133,372)	(125,133)	(343,447)
Transfers between subaccounts, net	(69,241)	(206,231)	(92,387)
Maintenance charges and mortality adjustments	(21,235)	(6,541)	(14,069)
Increase (decrease) in net assets from contract transactions	(223,848)	(333,594)	(449,903)
Total increase (decrease) in net assets	(128,742)	(36,913)	(182,144)
Net assets as of December 31, 2024	$1,592,707	$1,038,691	$1,733,946
Investment income (loss):
Dividend distributions	44,103	-	7,244
Investment Expenses:
Mortality and expense risk and administrative charges	(28,701)	(17,853)	(29,784)
Net investment income (loss)	15,402	(17,853)	(22,540)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	170,322	168,263
Realized capital gain (loss) on investments	153,678	1,144	69,932
Change in unrealized appreciation (depreciation)	375,883	(1,642)	(9,307)
Net gain (loss) on investments	529,561	169,824	228,888
Net increase (decrease) in net assets from operations	544,963	151,971	206,348
Contract owner transactions:
Deposits	-	72	-
Terminations, withdrawals and annuity payments	(173,670)	(80,104)	(130,472)
Transfers between subaccounts, net	(288,777)	(40,139)	(21,860)
Maintenance charges and mortality adjustments	(22,300)	(7,288)	(14,832)
Increase (decrease) in net assets from contract transactions	(484,747)	(127,459)	(167,164)
Total increase (decrease) in net assets	60,216	24,512	39,184
Net assets as of December 31, 2025	$1,652,923	$1,063,203	$1,773,130

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2025 and 2024

	LVIP JPMorgan Core Bond Fund	LVIP JPMorgan U.S. Equity Fund	MFS U.S. Government Money Market Portfolio
Net assets as of December 31, 2023	$1,493,635	$1,008,816	$892,971
Investment income (loss):
Dividend distributions	59,070	3,728	42,885
Investment Expenses:
Mortality and expense risk and administrative charges	(24,660)	(19,786)	(12,704)
Net investment income (loss)	34,410	(16,058)	30,181
Increase (decrease) in net assets from operations:
Capital gain distributions	-	46,544	-
Realized capital gain (loss) on investments	(19,321)	62,796	-
Change in unrealized appreciation (depreciation)	(15,777)	114,356	-
Net gain (loss) on investments	(35,098)	223,696	-
Net increase (decrease) in net assets from operations	(688)	207,638	30,181
Contract owner transactions:
Deposits	-	-	335,311
Terminations, withdrawals and annuity payments	(156,228)	(99,965)	(522,522)
Transfers between subaccounts, net	94,881	(2,556)	128,306
Maintenance charges and mortality adjustments	(23,713)	(10,957)	(596)
Increase (decrease) in net assets from contract transactions	(85,060)	(113,478)	(59,501)
Total increase (decrease) in net assets	(85,748)	94,160	(29,320)
Net assets as of December 31, 2024	$1,407,887	$1,102,976	$863,651
Investment income (loss):
Dividend distributions	48,788	2,827	28,082
Investment Expenses:
Mortality and expense risk and administrative charges	(23,688)	(20,445)	(10,347)
Net investment income (loss)	25,100	(17,618)	17,735
Increase (decrease) in net assets from operations:
Capital gain distributions	-	31,511	-
Realized capital gain (loss) on investments	(17,155)	69,402	-
Change in unrealized appreciation (depreciation)	65,877	50,921	-
Net gain (loss) on investments	48,722	151,834	-
Net increase (decrease) in net assets from operations	73,822	134,216	17,735
Contract owner transactions:
Deposits	-	-	157,576
Terminations, withdrawals and annuity payments	(92,042)	(111,814)	(53,213)
Transfers between subaccounts, net	68,793	8,776	(206,929)
Maintenance charges and mortality adjustments	(24,237)	(12,259)	(531)
Increase (decrease) in net assets from contract transactions	(47,486)	(115,297)	(103,097)
Total increase (decrease) in net assets	26,336	18,919	(85,362)
Net assets as of December 31, 2025	$1,434,223	$1,121,895	$778,289

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2025 and 2024

	MFS VIT I Growth Series Initial Class	MFS VIT I Growth Series Service Class	MFS VIT I Mid Cap Growth Series
Net assets as of December 31, 2023	$6,775,121	$803,292	$821,037
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(108,848)	(16,206)	(14,249)
Net investment income (loss)	(108,848)	(16,206)	(14,249)
Increase (decrease) in net assets from operations:
Capital gain distributions	596,413	70,783	56,915
Realized capital gain (loss) on investments	440,872	35,103	(52,297)
Change in unrealized appreciation (depreciation)	1,024,070	133,242	108,641
Net gain (loss) on investments	2,061,355	239,128	113,259
Net increase (decrease) in net assets from operations	1,952,507	222,922	99,010
Contract owner transactions:
Deposits	-	30,466	5,222
Terminations, withdrawals and annuity payments	(631,605)	(93,244)	(138,632)
Transfers between subaccounts, net	(114,166)	(64,863)	(33,586)
Maintenance charges and mortality adjustments	(590)	(3,870)	(3,764)
Increase (decrease) in net assets from contract transactions	(746,361)	(131,511)	(170,760)
Total increase (decrease) in net assets	1,206,146	91,411	(71,750)
Net assets as of December 31, 2024	$7,981,267	$894,703	$749,287
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(109,210)	(17,176)	(13,138)
Net investment income (loss)	(109,210)	(17,176)	(13,138)
Increase (decrease) in net assets from operations:
Capital gain distributions	1,401,961	191,263	141,799
Realized capital gain (loss) on investments	381,014	13,327	(20,567)
Change in unrealized appreciation (depreciation)	(924,592)	(97,033)	(89,621)
Net gain (loss) on investments	858,383	107,557	31,611
Net increase (decrease) in net assets from operations	749,173	90,381	18,473
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(745,053)	(31,725)	(78,489)
Transfers between subaccounts, net	(1,978)	61,952	56,295
Maintenance charges and mortality adjustments	(519)	(5,105)	(4,243)
Increase (decrease) in net assets from contract transactions	(747,550)	25,122	(26,437)
Total increase (decrease) in net assets	1,623	115,503	(7,964)
Net assets as of December 31, 2025	$7,982,890	$1,010,206	$741,323

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	MFS VIT I New	MFS VIT I New
	Discovery Series	Discovery Series	MFS VIT I
	Initial Class	Service Class	Research Series
Net assets as of December 31, 2023	$488,802	$1,523,692	$8,083,477
Investment income (loss):
Dividend distributions	-	-	29,227
Investment Expenses:
Mortality and expense risk and administrative charges	(6,954)	(24,390)	(139,647)
Net investment income (loss)	(6,954)	(24,390)	(110,420)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	456,961
Realized capital gain (loss) on investments	(17,198)	(255,591)	452,049
Change in unrealized appreciation (depreciation)	48,954	356,541	449,687
Net gain (loss) on investments	31,756	100,950	1,358,697
Net increase (decrease) in net assets from operations	24,802	76,560	1,248,277
Contract owner transactions:
Deposits	-	8,448	50,671
Terminations, withdrawals and annuity payments	(20,497)	(250,150)	(1,323,724)
Transfers between subaccounts, net	908	(27,945)	(451,238)
Maintenance charges and mortality adjustments	(40)	(2,844)	(66,890)
Increase (decrease) in net assets from contract transactions	(19,629)	(272,491)	(1,791,181)
Total increase (decrease) in net assets	5,173	(195,931)	(542,904)
Net assets as of December 31, 2024	$493,975	$1,327,761	$7,540,573
Investment income (loss):
Dividend distributions	-	-	11,626
Investment Expenses:
Mortality and expense risk and administrative charges	(6,708)	(22,196)	(130,389)
Net investment income (loss)	(6,708)	(22,196)	(118,763)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	1,809,925
Realized capital gain (loss) on investments	(23,850)	(123,077)	248,331
Change in unrealized appreciation (depreciation)	83,198	294,690	(1,148,367)
Net gain (loss) on investments	59,348	171,613	909,889
Net increase (decrease) in net assets from operations	52,640	149,417	791,126
Contract owner transactions:
Deposits	-	120	54,319
Terminations, withdrawals and annuity payments	(48,345)	(106,962)	(1,185,221)
Transfers between subaccounts, net	(1,929)	(13,935)	315,480
Maintenance charges and mortality adjustments	(47)	39	(64,417)
Increase (decrease) in net assets from contract transactions	(50,321)	(120,738)	(879,839)
Total increase (decrease) in net assets	2,319	28,679	(88,713)
Net assets as of December 31, 2025	$496,294	$1,356,440	$7,451,860

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	MFS VIT I Total		MFS VIT I Utilities
	Return Bond	MFS VIT I Utilities	Series Service
	Series	Series Initial Class	Class
Net assets as of December 31, 2023	$21,326,051	$2,744,449	$1,862,011
Investment income (loss):
Dividend distributions	833,407	61,827	47,068
Investment Expenses:
Mortality and expense risk and administrative charges	(349,100)	(37,845)	(35,323)
Net investment income (loss)	484,307	23,982	11,745
Increase (decrease) in net assets from operations:
Capital gain distributions	-	76,294	65,533
Realized capital gain (loss) on investments	(511,986)	13,984	44,298
Change in unrealized appreciation (depreciation)	177,672	148,486	83,454
Net gain (loss) on investments	(334,314)	238,764	193,285
Net increase (decrease) in net assets from operations	149,993	262,746	205,030
Contract owner transactions:
Deposits	167,871	-	44,537
Terminations, withdrawals and annuity payments	(2,649,106)	(308,051)	(300,180)
Transfers between subaccounts, net	696,917	(58,430)	411,431
Maintenance charges and mortality adjustments	(315,630)	(412)	(17,335)
Increase (decrease) in net assets from contract transactions	(2,099,948)	(366,893)	138,453
Total increase (decrease) in net assets	(1,949,955)	(104,147)	343,483
Net assets as of December 31, 2024	$19,376,096	$2,640,302	$2,205,494
Investment income (loss):
Dividend distributions	814,058	72,493	61,047
Investment Expenses:
Mortality and expense risk and administrative charges	(322,038)	(36,447)	(39,145)
Net investment income (loss)	492,020	36,046	21,902
Increase (decrease) in net assets from operations:
Capital gain distributions	-	33,153	30,444
Realized capital gain (loss) on investments	(333,422)	110,366	39,975
Change in unrealized appreciation (depreciation)	809,682	152,755	174,314
Net gain (loss) on investments	476,260	296,274	244,733
Net increase (decrease) in net assets from operations	968,280	332,320	266,635
Contract owner transactions:
Deposits	51,371	-	-
Terminations, withdrawals and annuity payments	(1,915,623)	(426,057)	(188,648)
Transfers between subaccounts, net	1,074,258	3,154	72,569
Maintenance charges and mortality adjustments	(314,000)	(321)	(19,422)
Increase (decrease) in net assets from contract transactions	(1,103,994)	(423,224)	(135,501)
Total increase (decrease) in net assets	(135,714)	(90,904)	131,134
Net assets as of December 31, 2025	$19,240,382	$2,549,398	$2,336,628

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

			MFS VIT II
		MFS VIT I Value	Blended Research
	MFS VIT I Value	Series Service	Core Equity
	Series Initial Class	Class	Portfolio I Class
Net assets as of December 31, 2023	$6,453,367	$4,889,521	$10,011,569
Investment income (loss):
Dividend distributions	109,043	67,869	109,707
Investment Expenses:
Mortality and expense risk and administrative charges	(105,586)	(82,886)	(152,686)
Net investment income (loss)	3,457	(15,017)	(42,979)
Increase (decrease) in net assets from operations:
Capital gain distributions	493,856	360,548	747,419
Realized capital gain (loss) on investments	152,543	177,483	347,348
Change in unrealized appreciation (depreciation)	(19,368)	(70,943)	1,221,619
Net gain (loss) on investments	627,031	467,088	2,316,386
Net increase (decrease) in net assets from operations	630,488	452,071	2,273,407
Contract owner transactions:
Deposits	148,703	15,081	356,847
Terminations, withdrawals and annuity payments	(661,832)	(578,726)	(1,062,631)
Transfers between subaccounts, net	(134,345)	(253,211)	(341,185)
Maintenance charges and mortality adjustments	(7,477)	(41,608)	(993)
Increase (decrease) in net assets from contract transactions	(654,951)	(858,464)	(1,047,962)
Total increase (decrease) in net assets	(24,463)	(406,393)	1,225,445
Net assets as of December 31, 2024	$6,428,904	$4,483,128	$11,237,014
Investment income (loss):
Dividend distributions	98,091	59,487	109,453
Investment Expenses:
Mortality and expense risk and administrative charges	(98,224)	(73,918)	(149,599)
Net investment income (loss)	(133)	(14,431)	(40,146)
Increase (decrease) in net assets from operations:
Capital gain distributions	456,325	328,671	1,881,366
Realized capital gain (loss) on investments	206,079	157,216	415,445
Change in unrealized appreciation (depreciation)	3,269	(20,615)	(855,895)
Net gain (loss) on investments	665,673	465,272	1,440,916
Net increase (decrease) in net assets from operations	665,540	450,841	1,400,770
Contract owner transactions:
Deposits	42,824	240	47,095
Terminations, withdrawals and annuity payments	(975,181)	(671,289)	(800,510)
Transfers between subaccounts, net	(36,070)	9,161	(691,279)
Maintenance charges and mortality adjustments	(11,534)	(40,287)	(822)
Increase (decrease) in net assets from contract transactions	(979,961)	(702,175)	(1,445,516)
Total increase (decrease) in net assets	(314,421)	(251,334)	(44,746)
Net assets as of December 31, 2025	$6,114,483	$4,231,794	$11,192,268

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	MFS VIT II
	Blended Research	MFS VIT II Core	MFS VIT II Core
	Core Equity	Equity Portfolio I	Equity Portfolio S
	Portfolio S Class	Class	Class
Net assets as of December 31, 2023	$2,708,513	$1,629,533	$1,624,267
Investment income (loss):
Dividend distributions	20,317	10,445	7,031
Investment Expenses:
Mortality and expense risk and administrative charges	(45,494)	(24,625)	(31,652)
Net investment income (loss)	(25,177)	(14,180)	(24,621)
Increase (decrease) in net assets from operations:
Capital gain distributions	181,327	76,006	78,280
Realized capital gain (loss) on investments	182,278	67,408	51,257
Change in unrealized appreciation (depreciation)	241,022	165,927	177,057
Net gain (loss) on investments	604,627	309,341	306,594
Net increase (decrease) in net assets from operations	579,450	295,161	281,973
Contract owner transactions:
Deposits	19,402	127,667	-
Terminations, withdrawals and annuity payments	(413,430)	(144,571)	(90,786)
Transfers between subaccounts, net	(363,839)	(131,598)	4,448
Maintenance charges and mortality adjustments	(522)	(331)	(13,972)
Increase (decrease) in net assets from contract transactions	(758,389)	(148,833)	(100,310)
Total increase (decrease) in net assets	(178,939)	146,328	181,663
Net assets as of December 31, 2024	$2,529,574	$1,775,861	$1,805,930
Investment income (loss):
Dividend distributions	20,028	8,098	4,284
Investment Expenses:
Mortality and expense risk and administrative charges	(42,492)	(24,689)	(33,179)
Net investment income (loss)	(22,464)	(16,591)	(28,895)
Increase (decrease) in net assets from operations:
Capital gain distributions	474,068	180,463	194,936
Realized capital gain (loss) on investments	76,316	45,947	51,944
Change in unrealized appreciation (depreciation)	(179,520)	(21,937)	(33,378)
Net gain (loss) on investments	370,864	204,473	213,502
Net increase (decrease) in net assets from operations	348,400	187,882	184,607
Contract owner transactions:
Deposits	264	50,307	-
Terminations, withdrawals and annuity payments	(220,537)	(91,391)	(98,246)
Transfers between subaccounts, net	(51,480)	(116,948)	15,834
Maintenance charges and mortality adjustments	(2,320)	(251)	(13,818)
Increase (decrease) in net assets from contract transactions	(274,073)	(158,283)	(96,230)
Total increase (decrease) in net assets	74,327	29,599	88,377
Net assets as of December 31, 2025	$2,603,901	$1,805,460	$1,894,307

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

			MFS VIT II
	MFS VIT II	MFS VIT II	Emerging Markets
	Corporate Bond	Corporate Bond	Equity Portfolio I
	Portfolio I Class	Portfolio S Class	Class
Net assets as of December 31, 2023	$694,324	$8,575,224	$175,630
Investment income (loss):
Dividend distributions	28,562	316,547	4,375
Investment Expenses:
Mortality and expense risk and administrative charges	(10,207)	(139,714)	(2,558)
Net investment income (loss)	18,355	176,833	1,817
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(6,229)	(288,291)	(1,712)
Change in unrealized appreciation (depreciation)	(642)	204,183	16,803
Net gain (loss) on investments	(6,871)	(84,108)	15,091
Net increase (decrease) in net assets from operations	11,484	92,725	16,908
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(17,437)	(1,059,072)	(4,382)
Transfers between subaccounts, net	30,532	424,955	168
Maintenance charges and mortality adjustments	(76)	(102,792)	(9)
Increase (decrease) in net assets from contract transactions	13,019	(736,909)	(4,223)
Total increase (decrease) in net assets	24,503	(644,184)	12,685
Net assets as of December 31, 2024	$718,827	$7,931,040	$188,315
Investment income (loss):
Dividend distributions	32,280	367,693	4,123
Investment Expenses:
Mortality and expense risk and administrative charges	(8,525)	(128,716)	(2,824)
Net investment income (loss)	23,755	238,977	1,299
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	1,394
Realized capital gain (loss) on investments	(107,540)	(220,623)	2,160
Change in unrealized appreciation (depreciation)	121,976	403,595	51,474
Net gain (loss) on investments	14,436	182,972	55,028
Net increase (decrease) in net assets from operations	38,191	421,949	56,327
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(248,324)	(761,245)	(30,349)
Transfers between subaccounts, net	(35,324)	337,772	(1,927)
Maintenance charges and mortality adjustments	(69)	(101,079)	(9)
Increase (decrease) in net assets from contract transactions	(283,717)	(524,552)	(32,285)
Total increase (decrease) in net assets	(245,526)	(102,603)	24,042
Net assets as of December 31, 2025	$473,301	$7,828,437	$212,357

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	MFS VIT II
	Emerging Markets	MFS VIT II Global	MFS VIT II Global
	Equity Portfolio S	Governments	Governments
	Class	Portfolio I Class	Portfolio S Class
Net assets as of December 31, 2023	$999,976	$106,601	$1,553
Investment income (loss):
Dividend distributions	18,304	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(15,227)	(1,390)	(25)
Net investment income (loss)	3,077	(1,390)	(25)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(13,893)	(4,049)	(5)
Change in unrealized appreciation (depreciation)	94,573	(571)	(68)
Net gain (loss) on investments	80,680	(4,620)	(73)
Net increase (decrease) in net assets from operations	83,757	(6,010)	(98)
Contract owner transactions:
Deposits	19,661	331	-
Terminations, withdrawals and annuity payments	(121,505)	(12,332)	-
Transfers between subaccounts, net	(156,859)	(260)	-
Maintenance charges and mortality adjustments	(10,791)	(47)	(2)
Increase (decrease) in net assets from contract transactions	(269,494)	(12,308)	(2)
Total increase (decrease) in net assets	(185,737)	(18,318)	(100)
Net assets as of December 31, 2024	$814,239	$88,283	$1,453
Investment income (loss):
Dividend distributions	16,175	1,540	24
Investment Expenses:
Mortality and expense risk and administrative charges	(13,823)	(1,192)	(25)
Net investment income (loss)	2,352	348	(1)
Increase (decrease) in net assets from operations:
Capital gain distributions	6,186	-	-
Realized capital gain (loss) on investments	23,516	(3,775)	(5)
Change in unrealized appreciation (depreciation)	199,230	7,841	72
Net gain (loss) on investments	228,932	4,066	67
Net increase (decrease) in net assets from operations	231,284	4,414	66
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(61,092)	(17,124)	-
Transfers between subaccounts, net	(102,187)	42	2
Maintenance charges and mortality adjustments	(8,719)	(37)	(2)
Increase (decrease) in net assets from contract transactions	(171,998)	(17,119)	-
Total increase (decrease) in net assets	59,286	(12,705)	66
Net assets as of December 31, 2025	$873,525	$75,578	$1,519

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	MFS VIT II Global	MFS VIT II Global	MFS VIT II Global
	Growth Portfolio I	Growth Portfolio S	Research Portfolio
	Class	Class	I Class
Net assets as of December 31, 2023	$1,808,307	$2,621	$4,283,710
Investment income (loss):
Dividend distributions	6,464	4	47,706
Investment Expenses:
Mortality and expense risk and administrative charges	(26,737)	(48)	(63,472)
Net investment income (loss)	(20,273)	(44)	(15,766)
Increase (decrease) in net assets from operations:
Capital gain distributions	141,609	210	233,147
Realized capital gain (loss) on investments	57,452	21	168,886
Change in unrealized appreciation (depreciation)	(9,069)	47	183,755
Net gain (loss) on investments	189,992	278	585,788
Net increase (decrease) in net assets from operations	169,719	234	570,022
Contract owner transactions:
Deposits	74,981	-	-
Terminations, withdrawals and annuity payments	(66,321)	-	(263,676)
Transfers between subaccounts, net	(75,906)	-	(50,192)
Maintenance charges and mortality adjustments	(257)	(3)	(553)
Increase (decrease) in net assets from contract transactions	(67,503)	(3)	(314,421)
Total increase (decrease) in net assets	102,216	231	255,601
Net assets as of December 31, 2024	$1,910,523	$2,852	$4,539,311
Investment income (loss):
Dividend distributions	5,864	3	42,047
Investment Expenses:
Mortality and expense risk and administrative charges	(24,393)	(49)	(62,650)
Net investment income (loss)	(18,529)	(46)	(20,603)
Increase (decrease) in net assets from operations:
Capital gain distributions	211,166	360	536,882
Realized capital gain (loss) on investments	81,644	20	404,926
Change in unrealized appreciation (depreciation)	(169,209)	(174)	(313,069)
Net gain (loss) on investments	123,601	206	628,739
Net increase (decrease) in net assets from operations	105,072	160	608,136
Contract owner transactions:
Deposits	41,657	-	70,002
Terminations, withdrawals and annuity payments	(270,352)	-	(611,626)
Transfers between subaccounts, net	(64,412)	2	(81,917)
Maintenance charges and mortality adjustments	(211)	(4)	(548)
Increase (decrease) in net assets from contract transactions	(293,318)	(2)	(624,089)
Total increase (decrease) in net assets	(188,246)	158	(15,953)
Net assets as of December 31, 2025	$1,722,277	$3,010	$4,523,358

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	MFS VIT II Global	MFS VIT II Global	MFS VIT II Global
	Research Portfolio	Tactical Allocation	Tactical Allocation
	S Class	Portfolio I Class	Portfolio S Class
Net assets as of December 31, 2023	$50,796	$912,097	$20,357,448
Investment income (loss):
Dividend distributions	436	7,116	96,994
Investment Expenses:
Mortality and expense risk and administrative charges	(904)	(12,917)	(331,459)
Net investment income (loss)	(468)	(5,801)	(234,465)
Increase (decrease) in net assets from operations:
Capital gain distributions	2,782	4,745	98,301
Realized capital gain (loss) on investments	2,937	(8,105)	(370,272)
Change in unrealized appreciation (depreciation)	1,242	41,253	1,119,432
Net gain (loss) on investments	6,961	37,893	847,461
Net increase (decrease) in net assets from operations	6,493	32,092	612,996
Contract owner transactions:
Deposits	-	8,484	93,552
Terminations, withdrawals and annuity payments	-	(43,686)	(2,906,902)
Transfers between subaccounts, net	(3,254)	1,062	233,751
Maintenance charges and mortality adjustments	(3)	(155)	(347,782)
Increase (decrease) in net assets from contract transactions	(3,257)	(34,295)	(2,927,381)
Total increase (decrease) in net assets	3,236	(2,203)	(2,314,385)
Net assets as of December 31, 2024	$54,032	$909,894	$18,043,063
Investment income (loss):
Dividend distributions	413	58,681	1,076,758
Investment Expenses:
Mortality and expense risk and administrative charges	(958)	(13,093)	(307,710)
Net investment income (loss)	(545)	45,588	769,048
Increase (decrease) in net assets from operations:
Capital gain distributions	7,119	48,612	933,014
Realized capital gain (loss) on investments	1,854	(8,925)	(188,170)
Change in unrealized appreciation (depreciation)	(665)	36,956	762,503
Net gain (loss) on investments	8,308	76,643	1,507,347
Net increase (decrease) in net assets from operations	7,763	122,231	2,276,395
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(2,315)	(156,893)	(1,862,091)
Transfers between subaccounts, net	184	1,096	(63,858)
Maintenance charges and mortality adjustments	(59)	(128)	(350,714)
Increase (decrease) in net assets from contract transactions	(2,190)	(155,925)	(2,276,663)
Total increase (decrease) in net assets	5,573	(33,694)	(268)
Net assets as of December 31, 2025	$59,605	$876,200	$18,042,795

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	MFS VIT II	MFS VIT II
	Government	Government	MFS VIT II High
	Securities Portfolio	Securities Portfolio	Yield Portfolio I
	I Class	S Class	Class
Net assets as of December 31, 2023	$947,892	$8,421,569	$986,214
Investment income (loss):
Dividend distributions	33,251	273,879	57,603
Investment Expenses:
Mortality and expense risk and administrative charges	(13,024)	(138,702)	(13,252)
Net investment income (loss)	20,227	135,177	44,351
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(12,737)	(237,861)	(14,108)
Change in unrealized appreciation (depreciation)	(13,100)	7,273	19,095
Net gain (loss) on investments	(25,837)	(230,588)	4,987
Net increase (decrease) in net assets from operations	(5,610)	(95,411)	49,338
Contract owner transactions:
Deposits	467	20,701	822
Terminations, withdrawals and annuity payments	(43,433)	(1,275,094)	(49,548)
Transfers between subaccounts, net	10,013	1,064,784	(12,117)
Maintenance charges and mortality adjustments	(208)	(73,286)	(132)
Increase (decrease) in net assets from contract transactions	(33,161)	(262,895)	(60,975)
Total increase (decrease) in net assets	(38,771)	(358,306)	(11,637)
Net assets as of December 31, 2024	$909,121	$8,063,263	$974,577
Investment income (loss):
Dividend distributions	39,079	304,252	62,121
Investment Expenses:
Mortality and expense risk and administrative charges	(11,364)	(127,158)	(13,029)
Net investment income (loss)	27,715	177,094	49,092
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(58,521)	(334,484)	(22,172)
Change in unrealized appreciation (depreciation)	77,375	521,609	38,224
Net gain (loss) on investments	18,854	187,125	16,052
Net increase (decrease) in net assets from operations	46,569	364,219	65,144
Contract owner transactions:
Deposits	-	134,064	20
Terminations, withdrawals and annuity payments	(343,553)	(1,434,141)	(60,341)
Transfers between subaccounts, net	(5,522)	348,327	(32,192)
Maintenance charges and mortality adjustments	(183)	(74,599)	(117)
Increase (decrease) in net assets from contract transactions	(349,258)	(1,026,349)	(92,630)
Total increase (decrease) in net assets	(302,689)	(662,130)	(27,486)
Net assets as of December 31, 2025	$606,432	$7,401,133	$947,091

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	MFS VIT II High
	Yield Portfolio	MFS VIT II Income	MFS VIT II Income
	Service Class	Portfolio I Class	Portfolio S Class
Net assets as of December 31, 2023	$1,215,423	$880,827	$40,847
Investment income (loss):
Dividend distributions	71,023	35,099	1,585
Investment Expenses:
Mortality and expense risk and administrative charges	(19,866)	(12,516)	(616)
Net investment income (loss)	51,157	22,583	969
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(26,382)	(28,722)	18
Change in unrealized appreciation (depreciation)	31,617	22,535	(421)
Net gain (loss) on investments	5,235	(6,187)	(403)
Net increase (decrease) in net assets from operations	56,392	16,396	566
Contract owner transactions:
Deposits	32,797	-	-
Terminations, withdrawals and annuity payments	(184,016)	(147,303)	-
Transfers between subaccounts, net	19,202	26,806	-
Maintenance charges and mortality adjustments	(6,436)	(139)	-
Increase (decrease) in net assets from contract transactions	(138,453)	(120,636)	-
Total increase (decrease) in net assets	(82,061)	(104,240)	566
Net assets as of December 31, 2024	$1,133,362	$776,587	$41,413
Investment income (loss):
Dividend distributions	71,574	41,556	1,768
Investment Expenses:
Mortality and expense risk and administrative charges	(18,040)	(12,980)	(632)
Net investment income (loss)	53,534	28,576	1,136
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(18,775)	(40,976)	24
Change in unrealized appreciation (depreciation)	36,036	63,602	1,123
Net gain (loss) on investments	17,261	22,626	1,147
Net increase (decrease) in net assets from operations	70,795	51,202	2,283
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(138,108)	(150,188)	-
Transfers between subaccounts, net	33,565	301,801	4
Maintenance charges and mortality adjustments	(7,441)	(53)	(7)
Increase (decrease) in net assets from contract transactions	(111,984)	151,560	(3)
Total increase (decrease) in net assets	(41,189)	202,762	2,280
Net assets as of December 31, 2025	$1,092,173	$979,349	$43,693

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	MFS VIT II International Growth Portfolio I Class	MFS VIT II International Growth Portfolio S Class	MFS VIT II International Intrinsic Value Portfolio Initial Class
Net assets as of December 31, 2023	$293,512	$403,876	$1,070,686
Investment income (loss):
Dividend distributions	2,934	2,850	15,266
Investment Expenses:
Mortality and expense risk and administrative charges	(4,223)	(6,785)	(15,652)
Net investment income (loss)	(1,289)	(3,935)	(386)
Increase (decrease) in net assets from operations:
Capital gain distributions	953	1,120	49,225
Realized capital gain (loss) on investments	6,079	13,466	47,332
Change in unrealized appreciation (depreciation)	15,328	16,380	(32,614)
Net gain (loss) on investments	22,360	30,966	63,943
Net increase (decrease) in net assets from operations	21,071	27,031	63,557
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(20,410)	(83,040)	(86,645)
Transfers between subaccounts, net	1,071	(3,194)	5,577
Maintenance charges and mortality adjustments	(26)	(3,321)	(102)
Increase (decrease) in net assets from contract transactions	(19,365)	(89,555)	(81,170)
Total increase (decrease) in net assets	1,706	(62,524)	(17,613)
Net assets as of December 31, 2024	$295,218	$341,352	$1,053,073
Investment income (loss):
Dividend distributions	2,814	2,481	13,239
Investment Expenses:
Mortality and expense risk and administrative charges	(4,328)	(6,004)	(13,328)
Net investment income (loss)	(1,514)	(3,523)	(89)
Increase (decrease) in net assets from operations:
Capital gain distributions	16,740	18,393	47,965
Realized capital gain (loss) on investments	6,990	18,860	162,830
Change in unrealized appreciation (depreciation)	32,679	25,327	45,979
Net gain (loss) on investments	56,409	62,580	256,774
Net increase (decrease) in net assets from operations	54,895	59,057	256,685
Contract owner transactions:
Deposits	-	-	121,568
Terminations, withdrawals and annuity payments	(27,466)	(34,177)	(343,875)
Transfers between subaccounts, net	480	(16,743)	(155,505)
Maintenance charges and mortality adjustments	(30)	678	(97)
Increase (decrease) in net assets from contract transactions	(27,016)	(50,242)	(377,909)
Total increase (decrease) in net assets	27,879	8,815	(121,224)
Net assets as of December 31, 2025	$323,097	$350,167	$931,849

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	MFS VIT II International Intrinsic Value Portfolio Service Class	MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class	MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class
Net assets as of December 31, 2023	$2,583,162	$9,515,219	$621,117
Investment income (loss):
Dividend distributions	29,651	35,133	954
Investment Expenses:
Mortality and expense risk and administrative charges	(44,159)	(141,356)	(10,858)
Net investment income (loss)	(14,508)	(106,223)	(9,904)
Increase (decrease) in net assets from operations:
Capital gain distributions	115,400	880,665	66,337
Realized capital gain (loss) on investments	54,563	334,156	34,379
Change in unrealized appreciation (depreciation)	(20,747)	241,626	3,532
Net gain (loss) on investments	149,216	1,456,447	104,248
Net increase (decrease) in net assets from operations	134,708	1,350,224	94,344
Contract owner transactions:
Deposits	1,250	189,124	-
Terminations, withdrawals and annuity payments	(185,567)	(553,332)	(67,434)
Transfers between subaccounts, net	15,089	(277,965)	92,292
Maintenance charges and mortality adjustments	(11,784)	(1,058)	(76)
Increase (decrease) in net assets from contract transactions	(181,012)	(643,231)	24,782
Total increase (decrease) in net assets	(46,304)	706,993	119,126
Net assets as of December 31, 2024	$2,536,858	$10,222,212	$740,243
Investment income (loss):
Dividend distributions	32,378	25,743	124
Investment Expenses:
Mortality and expense risk and administrative charges	(41,778)	(136,046)	(10,892)
Net investment income (loss)	(9,400)	(110,303)	(10,768)
Increase (decrease) in net assets from operations:
Capital gain distributions	138,475	1,357,011	107,671
Realized capital gain (loss) on investments	142,630	586,718	3,689
Change in unrealized appreciation (depreciation)	409,383	(1,079,715)	(43,059)
Net gain (loss) on investments	690,488	864,014	68,301
Net increase (decrease) in net assets from operations	681,088	753,711	57,533
Contract owner transactions:
Deposits	-	50,666	9,283
Terminations, withdrawals and annuity payments	(418,239)	(1,697,599)	(71,334)
Transfers between subaccounts, net	(322,705)	(62,270)	(132,589)
Maintenance charges and mortality adjustments	(13,186)	(899)	(329)
Increase (decrease) in net assets from contract transactions	(754,130)	(1,710,102)	(194,969)
Total increase (decrease) in net assets	(73,042)	(956,391)	(137,436)
Net assets as of December 31, 2025	$2,463,816	$9,265,821	$602,807

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	MFS VIT II Research International Portfolio I Class	MFS VIT II Research International Portfolio S Class	MFS VIT II U.S. Government Money Market
Net assets as of December 31, 2023	$312,909	$1,673,944	$6,308,022
Investment income (loss):
Dividend distributions	5,336	22,089	261,652
Investment Expenses:
Mortality and expense risk and administrative charges	(4,590)	(26,928)	(91,115)
Net investment income (loss)	746	(4,839)	170,537
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	764	63,437	-
Change in unrealized appreciation (depreciation)	3,751	(38,996)	-
Net gain (loss) on investments	4,515	24,441	-
Net increase (decrease) in net assets from operations	5,261	19,602	170,537
Contract owner transactions:
Deposits	-	22,872	22,067
Terminations, withdrawals and annuity payments	(1,136)	(318,633)	(1,707,826)
Transfers between subaccounts, net	-	69,262	464,793
Maintenance charges and mortality adjustments	(42)	(6,045)	(60,298)
Increase (decrease) in net assets from contract transactions	(1,178)	(232,544)	(1,281,264)
Total increase (decrease) in net assets	4,083	(212,942)	(1,110,727)
Net assets as of December 31, 2024	$316,992	$1,461,002	$5,197,295
Investment income (loss):
Dividend distributions	4,199	18,444	180,263
Investment Expenses:
Mortality and expense risk and administrative charges	(4,382)	(24,557)	(77,876)
Net investment income (loss)	(183)	(6,113)	102,387
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	18,680	72,427	-
Change in unrealized appreciation (depreciation)	39,745	199,431	-
Net gain (loss) on investments	58,425	271,858	-
Net increase (decrease) in net assets from operations	58,242	265,745	102,387
Contract owner transactions:
Deposits	-	144	19,074
Terminations, withdrawals and annuity payments	(94,107)	(147,705)	(981,279)
Transfers between subaccounts, net	2,055	(65,095)	225,883
Maintenance charges and mortality adjustments	(42)	(6,871)	(56,911)
Increase (decrease) in net assets from contract transactions	(92,094)	(219,527)	(793,233)
Total increase (decrease) in net assets	(33,852)	46,218	(690,846)
Net assets as of December 31, 2025	$283,140	$1,507,220	$4,506,449

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	MFS VIT III Blended Research Small Cap Equity Portfolio	MFS VIT III Conservative Allocation Portfolio	MFS VIT III Global Real Estate Portfolio Initial Class
Net assets as of December 31, 2023	$1,991,944	$15,598,786	$42,774
Investment income (loss):
Dividend distributions	15,156	236,299	597
Investment Expenses:
Mortality and expense risk and administrative charges	(32,610)	(249,519)	(557)
Net investment income (loss)	(17,454)	(13,220)	40
Increase (decrease) in net assets from operations:
Capital gain distributions	16,539	126,842	-
Realized capital gain (loss) on investments	51,097	(578,387)	(1,109)
Change in unrealized appreciation (depreciation)	22,338	1,049,002	(545)
Net gain (loss) on investments	89,974	597,457	(1,654)
Net increase (decrease) in net assets from operations	72,520	584,237	(1,614)
Contract owner transactions:
Deposits	5,253	270,169	-
Terminations, withdrawals and annuity payments	(233,711)	(2,657,539)	(15,515)
Transfers between subaccounts, net	(30,741)	(104,648)	1,236
Maintenance charges and mortality adjustments	(9,955)	(197,800)	(1)
Increase (decrease) in net assets from contract transactions	(269,154)	(2,689,818)	(14,280)
Total increase (decrease) in net assets	(196,634)	(2,105,581)	(15,894)
Net assets as of December 31, 2024	$1,795,310	$13,493,205	$26,880
Investment income (loss):
Dividend distributions	13,678	343,695	437
Investment Expenses:
Mortality and expense risk and administrative charges	(28,551)	(224,124)	(425)
Net investment income (loss)	(14,873)	119,571	12
Increase (decrease) in net assets from operations:
Capital gain distributions	180,932	588,741	-
Realized capital gain (loss) on investments	31,219	(375,901)	(390)
Change in unrealized appreciation (depreciation)	(116,488)	684,813	903
Net gain (loss) on investments	95,663	897,653	513
Net increase (decrease) in net assets from operations	80,790	1,017,224	525
Contract owner transactions:
Deposits	-	52,782	9,579
Terminations, withdrawals and annuity payments	(294,908)	(1,825,042)	(2,148)
Transfers between subaccounts, net	116,841	(206,874)	(8,296)
Maintenance charges and mortality adjustments	(9,127)	(195,617)	(38)
Increase (decrease) in net assets from contract transactions	(187,194)	(2,174,751)	(903)
Total increase (decrease) in net assets	(106,404)	(1,157,527)	(378)
Net assets as of December 31, 2025	$1,688,906	$12,335,678	$26,502

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	MFS VIT III Global Real Estate Portfolio Service Class	MFS VIT III Growth Allocation Portfolio	MFS VIT III Inflation Adjusted Bond Portfolio
Net assets as of December 31, 2023	$2,332,687	$17,262,442	$5,400,484
Investment income (loss):
Dividend distributions	35,076	163,082	167,338
Investment Expenses:
Mortality and expense risk and administrative charges	(37,694)	(307,052)	(87,452)
Net investment income (loss)	(2,618)	(143,970)	79,886
Increase (decrease) in net assets from operations:
Capital gain distributions	-	519,640	-
Realized capital gain (loss) on investments	9,131	(263,529)	(257,690)
Change in unrealized appreciation (depreciation)	(88,693)	1,277,786	(116,135)
Net gain (loss) on investments	(79,562)	1,533,897	(373,825)
Net increase (decrease) in net assets from operations	(82,180)	1,389,927	(293,939)
Contract owner transactions:
Deposits	6,513	-	-
Terminations, withdrawals and annuity payments	(238,451)	(1,517,785)	(750,235)
Transfers between subaccounts, net	176,966	(344,078)	539,152
Maintenance charges and mortality adjustments	(9,725)	(209,594)	(84,324)
Increase (decrease) in net assets from contract transactions	(64,697)	(2,071,457)	(295,407)
Total increase (decrease) in net assets	(146,877)	(681,530)	(589,346)
Net assets as of December 31, 2024	$2,185,810	$16,580,912	$4,811,138
Investment income (loss):
Dividend distributions	24,214	210,538	147,283
Investment Expenses:
Mortality and expense risk and administrative charges	(35,021)	(291,830)	(79,671)
Net investment income (loss)	(10,807)	(81,292)	67,612
Increase (decrease) in net assets from operations:
Capital gain distributions	-	822,552	-
Realized capital gain (loss) on investments	(23,110)	(180,510)	(243,512)
Change in unrealized appreciation (depreciation)	66,215	1,026,813	466,911
Net gain (loss) on investments	43,105	1,668,855	223,399
Net increase (decrease) in net assets from operations	32,298	1,587,563	291,011
Contract owner transactions:
Deposits	120	-	26,166
Terminations, withdrawals and annuity payments	(286,274)	(1,749,685)	(532,266)
Transfers between subaccounts, net	228,182	64,077	237,547
Maintenance charges and mortality adjustments	(11,309)	(218,654)	(83,744)
Increase (decrease) in net assets from contract transactions	(69,281)	(1,904,262)	(352,297)
Total increase (decrease) in net assets	(36,983)	(316,699)	(61,286)
Net assets as of December 31, 2025	$2,148,827	$16,264,213	$4,749,852

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	MFS VIT III Limited Maturity Portfolio Initial Class	MFS VIT III Limited Maturity Portfolio Service Class	MFS VIT III Mid Cap Value Portfolio Initial Class
Net assets as of December 31, 2023	$8,063,199	$4,235,913	$1,302,319
Investment income (loss):
Dividend distributions	308,903	148,158	15,664
Investment Expenses:
Mortality and expense risk and administrative charges	(135,527)	(72,166)	(21,767)
Net investment income (loss)	173,376	75,992	(6,103)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	52,818
Realized capital gain (loss) on investments	(18,829)	(10,214)	98,963
Change in unrealized appreciation (depreciation)	129,142	64,944	2,629
Net gain (loss) on investments	110,313	54,730	154,410
Net increase (decrease) in net assets from operations	283,689	130,722	148,307
Contract owner transactions:
Deposits	42,579	101,550	78
Terminations, withdrawals and annuity payments	(1,057,191)	(650,953)	(224,514)
Transfers between subaccounts, net	641,990	305,774	(48,766)
Maintenance charges and mortality adjustments	(12,119)	(60,027)	(1,819)
Increase (decrease) in net assets from contract transactions	(384,741)	(303,656)	(275,021)
Total increase (decrease) in net assets	(101,052)	(172,934)	(126,714)
Net assets as of December 31, 2024	$7,962,147	$4,062,979	$1,175,605
Investment income (loss):
Dividend distributions	334,748	165,447	12,177
Investment Expenses:
Mortality and expense risk and administrative charges	(127,527)	(68,605)	(19,514)
Net investment income (loss)	207,221	96,842	(7,337)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	105,986
Realized capital gain (loss) on investments	(8,562)	(1,888)	42,557
Change in unrealized appreciation (depreciation)	109,249	48,686	(91,396)
Net gain (loss) on investments	100,687	46,798	57,147
Net increase (decrease) in net assets from operations	307,908	143,640	49,810
Contract owner transactions:
Deposits	312	-	72
Terminations, withdrawals and annuity payments	(1,042,135)	(416,258)	(112,633)
Transfers between subaccounts, net	455,460	210,047	53,922
Maintenance charges and mortality adjustments	(19,664)	(57,030)	(2,323)
Increase (decrease) in net assets from contract transactions	(606,027)	(263,241)	(60,962)
Total increase (decrease) in net assets	(298,119)	(119,601)	(11,152)
Net assets as of December 31, 2025	$7,664,028	$3,943,378	$1,164,453

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	MFS VIT III Mid Cap Value Portfolio Service Class	MFS VIT III Moderate Allocation Portfolio	MFS VIT III New Discovery Value Portfolio
Net assets as of December 31, 2023	$1,206,065	$75,457,635	$420,242
Investment income (loss):
Dividend distributions	11,058	955,681	3,992
Investment Expenses:
Mortality and expense risk and administrative charges	(19,278)	(1,249,499)	(5,859)
Net investment income (loss)	(8,220)	(293,818)	(1,867)
Increase (decrease) in net assets from operations:
Capital gain distributions	44,762	1,678,463	20,044
Realized capital gain (loss) on investments	123,466	(1,956,004)	4,800
Change in unrealized appreciation (depreciation)	(29,953)	5,136,700	4,565
Net gain (loss) on investments	138,275	4,859,159	29,409
Net increase (decrease) in net assets from operations	130,055	4,565,341	27,542
Contract owner transactions:
Deposits	22,192	431,147	-
Terminations, withdrawals and annuity payments	(161,101)	(11,025,739)	(34,714)
Transfers between subaccounts, net	(157,669)	(1,035,418)	(67,233)
Maintenance charges and mortality adjustments	(13,982)	(1,073,810)	(4,182)
Increase (decrease) in net assets from contract transactions	(310,560)	(12,703,820)	(106,129)
Total increase (decrease) in net assets	(180,505)	(8,138,479)	(78,587)
Net assets as of December 31, 2024	$1,025,560	$67,319,156	$341,655
Investment income (loss):
Dividend distributions	8,034	1,356,408	5,583
Investment Expenses:
Mortality and expense risk and administrative charges	(15,991)	(1,133,262)	(4,956)
Net investment income (loss)	(7,957)	223,146	627
Increase (decrease) in net assets from operations:
Capital gain distributions	87,544	4,501,605	39,277
Realized capital gain (loss) on investments	52,405	(1,101,172)	9,204
Change in unrealized appreciation (depreciation)	(95,119)	2,163,044	(42,623)
Net gain (loss) on investments	44,830	5,563,477	5,858
Net increase (decrease) in net assets from operations	36,873	5,786,623	6,485
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(138,173)	(7,566,597)	(19,420)
Transfers between subaccounts, net	36,093	710,245	18,346
Maintenance charges and mortality adjustments	(13,394)	(1,086,774)	(4,210)
Increase (decrease) in net assets from contract transactions	(115,474)	(7,943,126)	(5,284)
Total increase (decrease) in net assets	(78,601)	(2,156,503)	1,201
Net assets as of December 31, 2025	$946,959	$65,162,653	$342,856

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	MFS VIT Total Return Series Initial Class	MFS VIT Total Return Series Service Class	Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio
Net assets as of December 31, 2023	$6,611,902	$18,299,600	$244,667
Investment income (loss):
Dividend distributions	165,837	414,239	-
Investment Expenses:
Mortality and expense risk and administrative charges	(94,104)	(303,365)	(3,068)
Net investment income (loss)	71,733	110,874	(3,068)
Increase (decrease) in net assets from operations:
Capital gain distributions	321,047	888,539	-
Realized capital gain (loss) on investments	20,119	83,650	(34,583)
Change in unrealized appreciation (depreciation)	(1,604)	(41,874)	97,894
Net gain (loss) on investments	339,562	930,315	63,311
Net increase (decrease) in net assets from operations	411,295	1,041,189	60,243
Contract owner transactions:
Deposits	149,196	101,216	-
Terminations, withdrawals and annuity payments	(570,238)	(2,435,718)	(55,934)
Transfers between subaccounts, net	(85,926)	27,354	(92,565)
Maintenance charges and mortality adjustments	(1,095)	(68,064)	(2,311)
Increase (decrease) in net assets from contract transactions	(508,063)	(2,375,212)	(150,810)
Total increase (decrease) in net assets	(96,768)	(1,334,023)	(90,567)
Net assets as of December 31, 2024	$6,515,134	$16,965,577	$154,100
Investment income (loss):
Dividend distributions	162,944	415,583	588
Investment Expenses:
Mortality and expense risk and administrative charges	(82,166)	(274,527)	(2,515)
Net investment income (loss)	80,778	141,056	(1,927)
Increase (decrease) in net assets from operations:
Capital gain distributions	434,494	1,222,667	-
Realized capital gain (loss) on investments	46,198	47,249	31,261
Change in unrealized appreciation (depreciation)	(17,880)	41,585	(7,162)
Net gain (loss) on investments	462,812	1,311,501	24,099
Net increase (decrease) in net assets from operations	543,590	1,452,557	22,172
Contract owner transactions:
Deposits	44,888	29,125	-
Terminations, withdrawals and annuity payments	(2,016,798)	(1,922,267)	(20,523)
Transfers between subaccounts, net	(50,221)	(162,145)	(6,091)
Maintenance charges and mortality adjustments	(927)	(107,423)	(2,256)
Increase (decrease) in net assets from contract transactions	(2,023,058)	(2,162,710)	(28,870)
Total increase (decrease) in net assets	(1,479,468)	(710,153)	(6,698)
Net assets as of December 31, 2025	$5,035,666	$16,255,424	$147,402

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio	PIMCO CommodityReal Return® Strategy Portfolio	PIMCO VIT All Asset Portfolio Admin Class
Net assets as of December 31, 2023	$611,479	$14,466	$681,014
Investment income (loss):
Dividend distributions	-	269	43,754
Investment Expenses:
Mortality and expense risk and administrative charges	(12,468)	(211)	(10,552)
Net investment income (loss)	(12,468)	58	33,202
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	70,884	(606)	(11,360)
Change in unrealized appreciation (depreciation)	206,571	879	(7,022)
Net gain (loss) on investments	277,455	273	(18,382)
Net increase (decrease) in net assets from operations	264,987	331	14,820
Contract owner transactions:
Deposits	-	364	2,460
Terminations, withdrawals and annuity payments	(38,041)	(2,392)	(58,044)
Transfers between subaccounts, net	(176,502)	227	14,732
Maintenance charges and mortality adjustments	(6,392)	(239)	(8,487)
Increase (decrease) in net assets from contract transactions	(220,935)	(2,040)	(49,339)
Total increase (decrease) in net assets	44,052	(1,709)	(34,519)
Net assets as of December 31, 2024	$655,531	$12,757	$646,495
Investment income (loss):
Dividend distributions	-	338	28,461
Investment Expenses:
Mortality and expense risk and administrative charges	(13,840)	(199)	(9,965)
Net investment income (loss)	(13,840)	139	18,496
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	135,865	(452)	(34,654)
Change in unrealized appreciation (depreciation)	96,026	2,314	91,009
Net gain (loss) on investments	231,891	1,862	56,355
Net increase (decrease) in net assets from operations	218,051	2,001	74,851
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(34,631)	(1,324)	(263,930)
Transfers between subaccounts, net	(110,286)	(571)	(1,756)
Maintenance charges and mortality adjustments	(7,440)	(255)	(8,209)
Increase (decrease) in net assets from contract transactions	(152,357)	(2,150)	(273,895)
Total increase (decrease) in net assets	65,694	(149)	(199,044)
Net assets as of December 31, 2025	$721,225	$12,608	$447,451

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	PIMCO VIT All Asset Portfolio Advisor Class	PIMCO VIT CommodityRealReturnTM Strategy Portfolio	PIMCO VIT Emerging Markets Bond Portfolio
Net assets as of December 31, 2023	$1,561,371	$1,216,823	$451,530
Investment income (loss):
Dividend distributions	96,763	26,395	29,140
Investment Expenses:
Mortality and expense risk and administrative charges	(25,848)	(20,419)	(7,814)
Net investment income (loss)	70,915	5,976	21,326
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(28,601)	20,471	(12,945)
Change in unrealized appreciation (depreciation)	(13,274)	3,501	17,165
Net gain (loss) on investments	(41,875)	23,972	4,220
Net increase (decrease) in net assets from operations	29,040	29,948	25,546
Contract owner transactions:
Deposits	2,884	-	5,240
Terminations, withdrawals and annuity payments	(106,031)	(123,963)	(33,689)
Transfers between subaccounts, net	35,708	76,624	3,176
Maintenance charges and mortality adjustments	(26,881)	(13,973)	(5,293)
Increase (decrease) in net assets from contract transactions	(94,320)	(61,312)	(30,566)
Total increase (decrease) in net assets	(65,280)	(31,364)	(5,020)
Net assets as of December 31, 2024	$1,496,091	$1,185,459	$446,510
Investment income (loss):
Dividend distributions	68,099	32,941	30,587
Investment Expenses:
Mortality and expense risk and administrative charges	(25,139)	(19,589)	(7,540)
Net investment income (loss)	42,960	13,352	23,047
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(25,480)	(48,617)	(13,745)
Change in unrealized appreciation (depreciation)	158,962	221,467	45,388
Net gain (loss) on investments	133,482	172,850	31,643
Net increase (decrease) in net assets from operations	176,442	186,202	54,690
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(92,304)	(143,377)	(45,357)
Transfers between subaccounts, net	(12,450)	(54,753)	(524)
Maintenance charges and mortality adjustments	(28,827)	(14,608)	(5,700)
Increase (decrease) in net assets from contract transactions	(133,581)	(212,738)	(51,581)
Total increase (decrease) in net assets	42,861	(26,536)	3,109
Net assets as of December 31, 2025	$1,538,952	$1,158,923	$449,619

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	PIMCO VIT Global		PIMCO VIT
	Managed Asset	PIMCO VIT Real	StocksPLUS
	Allocation Portfolio	Return Portfolio	Global Portfolio
Net assets as of December 31, 2023	$29,706,242	$1,250,480	$50,074
Investment income (loss):
Dividend distributions	1,000,476	32,209	2,624
Investment Expenses:
Mortality and expense risk and administrative charges	(499,733)	(20,776)	(779)
Net investment income (loss)	500,743	11,433	1,845
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(940,251)	(14,370)	(666)
Change in unrealized appreciation (depreciation)	2,980,774	10,256	4,505
Net gain (loss) on investments	2,040,523	(4,114)	3,839
Net increase (decrease) in net assets from operations	2,541,266	7,319	5,684
Contract owner transactions:
Deposits	152,562	5,240	-
Terminations, withdrawals and annuity payments	(3,242,542)	(210,050)	(2,822)
Transfers between subaccounts, net	(606,231)	85,192	(2,039)
Maintenance charges and mortality adjustments	(518,768)	(4,443)	(550)
Increase (decrease) in net assets from contract transactions	(4,214,979)	(124,061)	(5,411)
Total increase (decrease) in net assets	(1,673,713)	(116,742)	273
Net assets as of December 31, 2024	$28,032,529	$1,133,738	$50,347
Investment income (loss):
Dividend distributions	1,234,479	35,372	2,397
Investment Expenses:
Mortality and expense risk and administrative charges	(477,861)	(18,252)	(798)
Net investment income (loss)	756,618	17,120	1,599
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(288,982)	(11,594)	1,159
Change in unrealized appreciation (depreciation)	4,671,225	58,792	7,962
Net gain (loss) on investments	4,382,243	47,198	9,121
Net increase (decrease) in net assets from operations	5,138,861	64,318	10,720
Contract owner transactions:
Deposits	53,087	-	-
Terminations, withdrawals and annuity payments	(2,990,779)	(181,065)	(2,922)
Transfers between subaccounts, net	(1,043,120)	49,143	(2,379)
Maintenance charges and mortality adjustments	(534,706)	(4,230)	(627)
Increase (decrease) in net assets from contract transactions	(4,515,518)	(136,152)	(5,928)
Total increase (decrease) in net assets	623,343	(71,834)	4,792
Net assets as of December 31, 2025	$28,655,872	$1,061,904	$55,139

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

			Templeton
	PIMCO VIT Total	Putman VT Large	Developing
	Return Portfolio	Cap Value Fund	Markets VIP Fund
Net assets as of December 31, 2023	$4,420,035	$506,346	$802,757
Investment income (loss):
Dividend distributions	173,362	5,964	29,257
Investment Expenses:
Mortality and expense risk and administrative charges	(73,231)	(10,650)	(12,686)
Net investment income (loss)	100,131	(4,686)	16,571
Increase (decrease) in net assets from operations:
Capital gain distributions	-	24,277	5,623
Realized capital gain (loss) on investments	(137,886)	43,600	(14,346)
Change in unrealized appreciation (depreciation)	73,840	28,044	36,184
Net gain (loss) on investments	(64,046)	95,921	27,461
Net increase (decrease) in net assets from operations	36,085	91,235	44,032
Contract owner transactions:
Deposits	31,465	-	-
Terminations, withdrawals and annuity payments	(601,751)	(165,074)	(142,499)
Transfers between subaccounts, net	309,831	163,362	(7,515)
Maintenance charges and mortality adjustments	(14,024)	(6,058)	(2,182)
Increase (decrease) in net assets from contract transactions	(274,479)	(7,770)	(152,196)
Total increase (decrease) in net assets	(238,394)	83,465	(108,164)
Net assets as of December 31, 2024	$4,181,641	$589,811	$694,593
Investment income (loss):
Dividend distributions	162,056	8,670	3,800
Investment Expenses:
Mortality and expense risk and administrative charges	(67,009)	(10,420)	(11,624)
Net investment income (loss)	95,047	(1,750)	(7,824)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	41,472	11,860
Realized capital gain (loss) on investments	(192,489)	26,213	11,603
Change in unrealized appreciation (depreciation)	371,519	37,127	242,156
Net gain (loss) on investments	179,030	104,812	265,619
Net increase (decrease) in net assets from operations	274,077	103,062	257,795
Contract owner transactions:
Deposits	19,106	-	-
Terminations, withdrawals and annuity payments	(801,281)	(44,130)	(111,873)
Transfers between subaccounts, net	277,329	(20,534)	(133,320)
Maintenance charges and mortality adjustments	(12,599)	(6,189)	(2,533)
Increase (decrease) in net assets from contract transactions	(517,445)	(70,853)	(247,726)
Total increase (decrease) in net assets	(243,368)	32,209	10,069
Net assets as of December 31, 2025	$3,938,273	$622,020	$704,662

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024

	Templeton Foreign	Templeton Growth
	VIP Fund	VIP Fund
Net assets as of December 31, 2023	$4,388,407	$635,869
Investment income (loss):
Dividend distributions	103,600	5,813
Investment Expenses:
Mortality and expense risk and administrative charges	(71,988)	(10,680)
Net investment income (loss)	31,612	(4,867)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	1,989
Realized capital gain (loss) on investments	76,256	4,059
Change in unrealized appreciation (depreciation)	(211,473)	21,703
Net gain (loss) on investments	(135,217)	27,751
Net increase (decrease) in net assets from operations	(103,605)	22,884
Contract owner transactions:
Deposits	35,702	-
Terminations, withdrawals and annuity payments	(635,497)	(80,886)
Transfers between subaccounts, net	344,964	14,172
Maintenance charges and mortality adjustments	(1,347)	(4,059)
Increase (decrease) in net assets from contract transactions	(256,178)	(70,773)
Total increase (decrease) in net assets	(359,783)	(47,889)
Net assets as of December 31, 2024	$4,028,624	$587,980
Investment income (loss):
Dividend distributions	94,702	5,351
Investment Expenses:
Mortality and expense risk and administrative charges	(68,416)	(10,303)
Net investment income (loss)	26,286	(4,952)
Increase (decrease) in net assets from operations:
Capital gain distributions	264,429	45,937
Realized capital gain (loss) on investments	163,144	13,496
Change in unrealized appreciation (depreciation)	537,622	64,238
Net gain (loss) on investments	965,195	123,671
Net increase (decrease) in net assets from operations	991,481	118,719
Contract owner transactions:
Deposits	9,793	-
Terminations, withdrawals and annuity payments	(332,469)	(39,499)
Transfers between subaccounts, net	(427,825)	(42,078)
Maintenance charges and mortality adjustments	(6,243)	(4,483)
Increase (decrease) in net assets from contract transactions	(756,744)	(86,060)
Total increase (decrease) in net assets	234,737	32,659
Net assets as of December 31, 2025	$4,263,361	$620,639

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements

December 31, 2025

Note 1. Organization

Delaware Life NY Variable Account C - Regatta (the “Separate Account”) is a separate account of Nassau Life Insurance Company (“NNY”, the “Company”, the “Sponsor”, “we” or “us”). NNY is a wholly-owned subsidiary of The Nassau Companies of New York (“NCNY”), whose ultimate parent is Nassau Insurance Group Holdings G.P., LLC (“Nassau”). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain. NCNY is a holding company for NNY. On July 1, 2023, NNY completed its acquisition of Delaware Life Insurance Company of New York (“DLNY”) from Delaware Life Insurance Company, after receipt of insurance regulatory approval by the New York Department of Financial Services (the “NYDFS” or the “Department”). Effective July 5, 2023, DLNY merged with and into NNY pursuant to a merger agreement with NNY as the surviving entity.The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended and was established on April 2015. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount	Share Class
AB VPS Balanced Hedged Allocation Portfolio	Class B
AB VPS Discovery Value Portfolio	-
AB VPS Dynamic Asset Allocation Portfolio	Class B
AB VPS International Value Portfolio	Class B
BlackRock Global Allocation V.I. Fund	Class III
Columbia CTIVP - Principal Large Cap Growth Fund	Class 1
Columbia CTIVP - Principal Large Cap Growth Fund	Class 2
Columbia Variable Portfolio – Acorn Fund	-
Columbia Variable Portfolio - Large Cap Growth Fund	Class 1
Columbia Variable Portfolio - Large Cap Growth Fund	Class 2
Columbia Variable Portfolio - Overseas Core Fund	Class 2
Columbia Variable Portfolio - Small Cap Value Fund	Class 2
Fidelity VIP Balanced Portfolio	Service Class 2
Fidelity VIP Contrafund Portfolio	Service Class 2
Fidelity VIP Freedom 2010 Portfolio	Service Class 2
Fidelity VIP Freedom 2015 Portfolio	Service Class 2
Fidelity VIP Freedom 2020 Portfolio	Service Class 2
Fidelity VIP Mid Cap Portfolio	Service Class 2
First Eagle Overseas Variable Fund	-
Franklin Income VIP Fund	Class 2
Franklin Mutual Shares VIP Fund	Class 2
Franklin Templeton Allocation VIP Fund	Class 2
Franklin Templeton Global Bond VIP Fund	Class 4
Franklin Templeton Income VIP Fund	Class 4
Franklin Templeton Mutual Shares VIP Fund	Class 4
Franklin Templeton Small Cap Value VIP Fund	Class 2
Franklin Templeton Small Cap Value VIP Fund	Class 4
Franklin Templeton Strategic Income VIP Fund	Class 2
Franklin Templeton Strategic Income VIP Fund	Class 4
Invesco V.I. American Value Fund	Series II
Invesco V.I. Comstock Fund	Series II
Invesco V.I. Discovery Large Cap Fund	Series II
Invesco V.I. Equity and Income Fund	Series II

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 1. Organization (continued)

Subaccount	Share Class
Invesco V.I. EQV International Equity Fund	Series II
Invesco V.I. Global Fund	Series II
Invesco V.I. Main Street Fund	Series II
Invesco V.I. Main Street Small Cap Fund®	Series II
Lazard Retirement Emerging Markets Equity Portfolio	Service Class
Lord Abbett Series Fund - Growth Opportunities Portfolio VC	VC
Lord Abbett Series Fund- Fundamental Equity Portfolio VC	VC
LVIP JPMorgan Core Bond Fund	Service Class
LVIP JPMorgan U.S. Equity Fund	Service Class
MFS U.S. Government Money Market Portfolio	Initial Class
MFS VIT I Growth Series	Initial Class
MFS VIT I Growth Series	Service Class
MFS VIT I Mid Cap Growth Series	Service Class
MFS VIT I New Discovery Series	Initial Class
MFS VIT I New Discovery Series	Service Class
MFS VIT I Research Series	Service Class
MFS VIT I Total Return Bond Series	Service Class
MFS VIT I Utilities Series	Initial Class
MFS VIT I Utilities Series	Service Class
MFS VIT I Value Series	Initial Class
MFS VIT I Value Series	Service Class
MFS VIT II Blended Research Core Equity Portfolio	I Class
MFS VIT II Blended Research Core Equity Portfolio	S Class
MFS VIT II Core Equity Portfolio	I Class
MFS VIT II Core Equity Portfolio	S Class
MFS VIT II Corporate Bond Portfolio	I Class
MFS VIT II Corporate Bond Portfolio	S Class
MFS VIT II Emerging Markets Equity Portfolio	I Class
MFS VIT II Emerging Markets Equity Portfolio	S Class
MFS VIT II Global Governments Portfolio	I Class
MFS VIT II Global Governments Portfolio	S Class
MFS VIT II Global Growth Portfolio	I Class
MFS VIT II Global Growth Portfolio	S Class
MFS VIT II Global Research Portfolio	I Class
MFS VIT II Global Research Portfolio	S Class
MFS VIT II Global Tactical Allocation Portfolio	I Class
MFS VIT II Global Tactical Allocation Portfolio	S Class
MFS VIT II Government Securities Portfolio	I Class
MFS VIT II Government Securities Portfolio	S Class
MFS VIT II High Yield Portfolio	I Class
MFS VIT II High Yield Portfolio	Service Class
MFS VIT II Income Portfolio	I Class
MFS VIT II Income Portfolio	S Class
MFS VIT II International Growth Portfolio	I Class

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 1. Organization (continued)

Subaccount	Share Class

MFS VIT II International Growth Portfolio	S Class
MFS VIT II International Intrinsic Value Portfolio	Initial Class
MFS VIT II International Intrinsic Value Portfolio	Service Class
MFS VIT II Massachusetts Investors Growth Stock Portfolio	I Class
MFS VIT II Massachusetts Investors Growth Stock Portfolio	S Class
MFS VIT II Research International Portfolio	I Class
MFS VIT II Research International Portfolio	S Class
MFS VIT II Technology	Service Class
MFS VIT II U.S. Government Money Market	Service Class
MFS VIT III Blended Research Small Cap Equity Portfolio	Service Class
MFS VIT III Conservative Allocation Portfolio	Service Class
MFS VIT III Global Real Estate Portfolio	Initial Class
MFS VIT III Global Real Estate Portfolio	Service Class
MFS VIT III Growth Allocation Portfolio	Service Class
MFS VIT III Inflation Adjusted Bond Portfolio	Service Class
MFS VIT III Limited Maturity Portfolio	Initial Class
MFS VIT III Limited Maturity Portfolio	Service Class
MFS VIT III Mid Cap Value Portfolio	Initial Class
MFS VIT III Mid Cap Value Portfolio	Service Class
MFS VIT III Moderate Allocation Portfolio	Service Class
MFS VIT III New Discovery Value Portfolio	Service Class
MFS VIT Total Return Series	Initial Class
MFS VIT Total Return Series	Service Class
Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio	Class II
Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio	Class II
PIMCO CommodityReal Return® Strategy Portfolio	Advisor Class
PIMCO VIT All Asset Portfolio	Admin Class
PIMCO VIT All Asset Portfolio	Advisor Class
PIMCO VIT CommodityRealReturnTM Strategy Portfolio	Admin Class
PIMCO VIT Emerging Markets Bond Portfolio	Admin Class
PIMCO VIT Emerging Markets Bond Portfolio Advisor	Class
PIMCO VIT Global Managed Asset Allocation Portfolio	Advisor Class
PIMCO VIT Real Return Portfolio	Admin Class
PIMCO VIT StocksPLUS Global Portfolio	Advisor Class
PIMCO VIT Total Return Portfolio	Admin Class
Putman VT Large Cap Value Fund	Class IB
Templeton Developing Markets VIP Fund	Class 2
Templeton Foreign VIP Fund	Class 2
Templeton Growth VIP Fund	Class 2

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 1. Organization (continued)

One Hundred Sixteen subaccounts are currently offered by the Separate Account. The following subaccounts had no activity for two consecutive years and are not included in the Statements of Net Assets or the Statements of Operations and Change in Net Assets:

Subaccount

Columbia CTIVP - Principal Large Cap Growth Fund Class 1

Columbia Variable Portfolio - Large Cap Growth Fund Class 1

Columbia Variable Portfolio - Small Cap Value Fund

Franklin Templeton Mutual Shares VIP Fund

MFS VIT II Technology

PIMCO VIT Emerging Markets Bond Portfolio Advisor

Note 2. Additions, Mergers, Liquidations and Name Changes

A. Additions

There were no fund additions in 2024 or 2025.

B. Mergers

As a result of restructuring, the following underlying fund that was previously offered is no longer available as an investment option to our Contract Owners. Any Contract Owner allocations that remained in this fund were redeemed and used to purchase shares of the surviving fund as indicated:

Date	Surviving Subaccount	Closed Subaccount

April 26, 2024		Invesco V.I. Conservative Balanced Fund

C. Liquidations

During the last two years the following subaccount was liquidated and subsequently reinvested:

Transferred
Date	Liquidated Subaccount	Reinvested Subaccount	Assets ($)

April 15, 2024	AB VPS Sustainable International Thematic Portfolio	MFS VIT II U.S. Government Money Market Portfolio	-

D. Name Changes

During the last two years the following subaccount name changes were made effective:

Date	New Name	Old Name

May 1, 2025	Invesco V.I. Discovery Large Cap Fund	Invesco V.I. Capital Appreciation Fund
June 2, 2025	Columbia CTIVP - Principal Large Cap Growth Fund	Columbia CTIVP - Principal Blue Chip Growth Fund
June 2, 2025	Columbia CTIVP - Principal Large Cap Growth Fund	Columbia CTIVP - Principal Blue Chip Growth Fund
June 2, 2025	Columbia Variable Portfolio – Acorn Fund	Wanger Acorn

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 3. Significant Accounting Policies

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holder’s investments in the funds and the amounts reported in the statements of net assets. The contract holder assumes all of the investment performance risk for the subaccounts selected.

Contracts in Payout (Annuitization) Period

Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table, Annuity 2000 Mortality Table, or 2012 Individual Annuity Reserving Mortality Table depending on the particular product. The assumed interest return is also dependent on the particular product, and could range from 0.75 percent to 5.25 percent, as regulated by the laws of the respective states. During the payout period, the mortality risk is fully borne by NNY and may result in additional amounts being transferred into the Separate Account from NNY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated during the payout period exceed amounts required, transfers of excess amounts from the Separate Account may be made to NNY.

These amounts will appear in the “Maintenance charges and mortality adjustments” of the Statements of Operations and Change in Net Assets.

Annuity Assets

Annuity Assets relate to contracts that have annuitized and are in the payout period. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, NNY periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to NNY and not to the Separate Account.

The annuity assets for December 31, 2025 by subaccount are as follows:

Subaccount	Annuity Assets

BlackRock Global Allocation V.I. Fund	$4,535
Columbia Variable Portfolio - Large Cap Growth Fund Class 2	389
Fidelity VIP Contrafund Portfolio	5,287
Fidelity VIP Mid Cap Portfolio	397
First Eagle Overseas Variable Fund	3,855
Franklin Income VIP Fund	5,349
Franklin Mutual Shares VIP Fund	968
Invesco V.I. Discovery Large Cap Fund	2,502
Invesco V.I. Main Street Fund	607
MFS U.S. Government Money Market Portfolio	8,828
MFS VIT I Growth Series Initial Class	3,987

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 3. Significant Accounting Policies (continued)

Subaccount	Annuity Assets

MFS VIT I New Discovery Series Initial Class	$339
MFS VIT I Research Series	1,484
MFS VIT I Total Return Bond Series	6,825
MFS VIT I Utilities Series Initial Class	12,299
MFS VIT I Value Series Initial Class	15,681
MFS VIT II Blended Research Core Equity Portfolio I Class	102,355
MFS VIT II Core Equity Portfolio I Class	15,812
MFS VIT II Corporate Bond Portfolio I Class	6,596
MFS VIT II Corporate Bond Portfolio S Class	814
MFS VIT II Emerging Markets Equity Portfolio I Class	203
MFS VIT II Global Governments Portfolio I Class	175
MFS VIT II Global Growth Portfolio I Class	1,730
MFS VIT II Global Research Portfolio I Class	22,986
MFS VIT II Global Tactical Allocation Portfolio I Class	663
MFS VIT II Global Tactical Allocation Portfolio S Class	8,375
MFS VIT II Government Securities Portfolio I Class	803
MFS VIT II Government Securities Portfolio S Class	8,741
MFS VIT II High Yield Portfolio I Class	5,465
MFS VIT II Income Portfolio I Class	6,601
MFS VIT II International Growth Portfolio I Class	511
MFS VIT II International Intrinsic Value Portfolio Initial Class	15,398
MFS VIT II International Intrinsic Value Portfolio Service Class	566
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class	13,466
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class	1,121
MFS VIT II Research International Portfolio S Class	100
MFS VIT II U.S. Government Money Market	4,977
MFS VIT III Blended Research Small Cap Equity Portfolio	568
MFS VIT III Conservative Allocation Portfolio	70,319
MFS VIT III Global Real Estate Portfolio Initial Class	1,028
MFS VIT III Global Real Estate Portfolio Service Class	116
MFS VIT III Growth Allocation Portfolio	186
MFS VIT III Inflation Adjusted Bond Portfolio	3,259
MFS VIT III Limited Maturity Portfolio Initial Class	455
MFS VIT III Limited Maturity Portfolio Service Class	291
MFS VIT III Moderate Allocation Portfolio	34,297
MFS VIT Total Return Series Initial Class	44,273
MFS VIT Total Return Series Service Class	23,250
PIMCO VIT CommodityRealReturnTM Strategy Portfolio	1,152
PIMCO VIT Global Managed Asset Allocation Portfolio	16,119
PIMCO VIT Total Return Portfolio	2,513
Templeton Developing Markets VIP Fund	133
Templeton Foreign VIP Fund	1,154

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Separate Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 3. Significant Accounting Policies (continued)

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of NNY, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, NNY does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. NNY will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

In applying these estimates and assumptions, management makes subjective and complex judgments that frequently require assumptions about matters that are uncertain and inherently subject to change such as possibility for elevated mortality and investment market volatility.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Separate Account invests in shares of open-end mutual funds, which process contract holders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs). The fair value of the Separate Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Separate Account measures the fair value of its investment in the Fund on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.

• Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•  Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.

Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2025.

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 3. Significant Accounting Policies (continued)

The Separate Account had no financial liabilities as of December 31, 2025.

Segment Disclosures

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the 2VP Finance, Accounting Operations Department, who is responsible for reviewing subaccount financial statements and related Separate Account controls. The Separate Account represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on the investment selections of its contract holders. The financial information which is used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reported on the Statements of Operations and Change in Net Assets as net assets and significant segment expenses are reported in the Statements of Operations and Change in Net Assets. The CODM does not evaluate the business using asset or subaccount expense information.

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 4. Purchases and Proceeds from Sales of Investments

The cost of investment purchases and proceeds from investments sold for the years ended December 31, 2025 and 2024, were as follows:

	2025		2024
Subaccount	Cost of Purchases	Proceeds from Sales	Cost of Purchases	Proceeds from Sales

AB VPS Balanced Hedged Allocation Portfolio	$ 132,215	$ 242,763	$ 66,603	$ 137,732
AB VPS Discovery Value Portfolio	91,970	68,528	83,040	253,086
AB VPS Dynamic Asset Allocation Portfolio	157,736	775,771	73,102	1,634,770
AB VPS International Value Portfolio	20,239	235,541	42,840	171,320
BlackRock Global Allocation V.I. Fund	2,931,482	3,447,008	2,324,547	3,713,162
Columbia CTIVP - Principal Large Cap Growth Fund Class 2 (a)	83,279	184,162	44,344	302,681
Columbia Variable Portfolio – Acorn Fund (a)	377	3,037	137	553
Columbia Variable Portfolio - Large Cap Growth Fund Class 2	191,744	607,522	214,461	908,943
Columbia Variable Portfolio - Overseas Core Fund	2,531	64,241	25,454	134,577
Fidelity VIP Balanced Portfolio	500,367	1,321,949	631,244	858,977
Fidelity VIP Contrafund Portfolio	3,060,668	3,081,254	2,590,652	4,280,268
Fidelity VIP Freedom 2010 Portfolio	2,416	2,364	1,655	2,142
Fidelity VIP Freedom 2015 Portfolio	57,247	267,807	39,368	32,218
Fidelity VIP Freedom 2020 Portfolio	57,780	266,980	247,576	258,118
Fidelity VIP Mid Cap Portfolio	584,019	710,099	551,524	892,903
First Eagle Overseas Variable Fund	2,237,875	4,149,700	949,381	2,622,260
Franklin Income VIP Fund	179,364	380,293	218,630	707,848
Franklin Mutual Shares VIP Fund	1,561,327	1,764,316	682,576	1,644,334
Franklin Templeton Allocation VIP Fund	51,212	46,499	18,070	209,285
Franklin Templeton Global Bond VIP Fund	1,846	25,000	14,833	13,223
Franklin Templeton Income VIP Fund	1,441	3,390	1,063	3,676
Franklin Templeton Small Cap Value VIP Fund Class 2	204,420	172,853	98,668	242,233
Franklin Templeton Small Cap Value VIP Fund Class 4	8,545	8,999	2,979	8,584
Franklin Templeton Strategic Income VIP Fund Class 2	70,215	83,843	66,581	136,105
Invesco V.I. American Value Fund	21,280	54,461	32,600	96,883
Invesco V.I. Comstock Fund	141,120	213,473	110,610	679,248
Invesco V.I. Discovery Large Cap Fund (a)	188,540	244,969	54,942	826,542

(a) Name change. See Note 2.

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 4. Purchases and Proceeds from Sales of Investments (continued)

	2025		2024
Subaccount	Cost of Purchases	Proceeds from Sales	Cost of Purchases	Proceeds from Sales

Invesco V.I. Equity and Income Fund	$ 226,867	$ 334,658	$ 520,939	$ 2,129,190
Invesco V.I. EQV International Equity Fund	31,761	15,185	47,170	26,476
Invesco V.I. Global Fund	385,573	313,983	183,574	516,775
Invesco V.I. Main Street Fund	951,957	1,576,375	835,519	1,911,061
Invesco V.I. Main Street Small Cap Fund®	8,662	4,146	3,833	5,238
Lazard Retirement Emerging Markets Equity Portfolio	48,297	517,642	102,914	301,905
Lord Abbett Series Fund - Growth Opportunities Portfolio VC	437,069	412,059	61,427	414,036
Lord Abbett Series Fund- Fundamental Equity Portfolio VC	259,245	280,687	126,015	501,443
LVIP JPMorgan Core Bond Fund	171,834	194,220	172,373	223,162
LVIP JPMorgan U.S. Equity Fund	77,778	179,181	125,744	208,837
MFS U.S. Government Money Market Portfolio	138,957	224,319	507,934	535,944
MFS VIT I Growth Series Initial Class	1,407,737	862,536	602,017	856,291
MFS VIT I Growth Series Service Class	298,501	99,292	122,286	199,299
MFS VIT I Mid Cap Growth Series	245,697	143,473	99,712	227,884
MFS VIT I New Discovery Series Initial Class	613	57,642	7,180	27,563
MFS VIT I New Discovery Series Service Class	133,672	276,605	103,191	400,324
MFS VIT I Research Series	2,607,915	1,796,591	688,142	2,126,944
MFS VIT I Total Return Bond Series	2,187,642	2,799,615	2,242,368	3,859,879
MFS VIT I Utilities Series Initial Class	106,708	460,732	141,017	410,045
MFS VIT I Utilities Series Service Class	231,497	314,652	732,067	516,587
MFS VIT I Value Series Initial Class	767,981	1,291,750	943,628	1,101,604
MFS VIT I Value Series Service Class	538,452	926,387	596,231	1,109,489
MFS VIT II Blended Research Core Equity Portfolio I Class	2,080,139	1,684,436	1,349,846	1,569,766
MFS VIT II Blended Research Core Equity Portfolio S Class	672,421	494,890	276,029	878,564
MFS VIT II Core Equity Portfolio I Class	200,516	194,928	200,825	287,957
MFS VIT II Core Equity Portfolio S Class	254,944	185,133	183,061	229,872
MFS VIT II Corporate Bond Portfolio I Class	230,176	490,138	32,338	27,554
MFS VIT II Corporate Bond Portfolio S Class	760,886	1,046,462	804,200	1,364,976
MFS VIT II Emerging Markets Equity Portfolio I Class	6,187	35,779	8,088	7,758
MFS VIT II Emerging Markets Equity Portfolio S Class	34,426	197,886	39,541	306,051
MFS VIT II Global Governments Portfolio I Class	1,550	18,321	69	13,705
MFS VIT II Global Governments Portfolio S Class	24	26	-	26

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 4. Purchases and Proceeds from Sales of Investments (continued)

	2025		2024
Subaccount	Cost of Purchases	Proceeds from Sales	Cost of Purchases	Proceeds from Sales

MFS VIT II Global Growth Portfolio I Class	$ 236,963	$ 337,644	$ 228,844	$ 166,715
MFS VIT II Global Growth Portfolio S Class	364	52	214	50
MFS VIT II Global Research Portfolio I Class	683,132	790,941	283,069	383,064
MFS VIT II Global Research Portfolio S Class	9,508	5,124	4,380	5,327
MFS VIT II Global Tactical Allocation Portfolio I Class	108,703	170,428	28,392	56,724
MFS VIT II Global Tactical Allocation Portfolio S Class	2,437,564	3,012,165	949,976	4,002,736
MFS VIT II Government Securities Portfolio I Class	376,844	698,387	53,320	66,341
MFS VIT II Government Securities Portfolio S Class	1,197,869	2,047,123	1,489,243	1,617,602
MFS VIT II High Yield Portfolio I Class	112,878	156,416	100,347	62,793
MFS VIT II High Yield Portfolio Service Class	131,415	189,865	145,439	233,164
MFS VIT II Income Portfolio I Class	415,046	234,911	35,270	159,943
MFS VIT II Income Portfolio S Class	1,768	635	1,585	620
MFS VIT II International Growth Portfolio I Class	21,885	33,674	14,305	26,271
MFS VIT II International Growth Portfolio S Class	42,143	77,514	13,783	106,193
MFS VIT II International Intrinsic Value Portfolio Initial Class	62,761	392,793	76,723	104,373
MFS VIT II International Intrinsic Value Portfolio Service Class	172,009	797,064	269,233	349,310
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class	1,535,791	1,999,185	1,132,018	974,518
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class	136,333	234,398	224,829	143,816
MFS VIT II Research International Portfolio I Class	4,199	96,477	5,336	5,792
MFS VIT II Research International Portfolio S Class	133,097	358,739	172,256	409,736
MFS VIT II U.S. Government Money Market	826,625	1,517,472	1,090,112	2,201,100
MFS VIT III Blended Research Small Cap Equity Portfolio	408,168	429,303	149,030	419,084
MFS VIT III Conservative Allocation Portfolio	1,720,605	3,187,046	1,029,519	3,557,135
MFS VIT III Global Real Estate Portfolio Initial Class	2,667	3,558	4,531	18,750
MFS VIT III Global Real Estate Portfolio Service Class	293,763	373,851	456,482	524,078
MFS VIT III Growth Allocation Portfolio	1,283,348	2,446,349	720,287	2,417,730
MFS VIT III Inflation Adjusted Bond Portfolio	513,339	798,024	748,265	964,281
MFS VIT III Limited Maturity Portfolio Initial Class	1,149,112	1,547,918	1,050,108	1,262,183
MFS VIT III Limited Maturity Portfolio Service Class	427,504	593,902	621,936	849,978

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 4. Purchases and Proceeds from Sales of Investments (continued)

	2025		2024
Subaccount	Cost of Purchases	Proceeds from Sales	Cost of Purchases	Proceeds from Sales

MFS VIT III Mid Cap Value Portfolio Initial Class	$ 209,670	$ 171,982	$ 87,985	$ 316,412
MFS VIT III Mid Cap Value Portfolio Service Class	148,640	184,527	92,538	366,668
MFS VIT III Moderate Allocation Portfolio	6,706,569	9,924,945	3,754,284	15,028,391
MFS VIT III New Discovery Value Portfolio	77,317	42,697	66,429	154,416
MFS VIT Total Return Series Initial Class	1,412,572	2,920,357	629,930	747,134
MFS VIT Total Return Series Service Class	1,809,803	2,608,790	1,510,910	2,886,540
Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio	35,875	66,672	9,719	163,619
Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio	64,607	230,805	92,998	326,465
PIMCO CommodityReal Return® Strategy Portfolio	619	2,630	1,244	3,225
PIMCO VIT All Asset Portfolio Admin Class	82,643	338,043	63,451	79,647
PIMCO VIT All Asset Portfolio Advisor Class	83,846	174,466	139,931	163,479
PIMCO VIT CommodityRealReturnTM Strategy Portfolio	102,380	301,767	131,284	186,643
PIMCO VIT Emerging Markets Bond Portfolio	50,182	78,715	48,434	57,722
PIMCO VIT Global Managed Asset Allocation Portfolio	1,387,282	5,146,182	1,484,036	5,187,816
PIMCO VIT Real Return Portfolio	117,048	236,082	121,781	234,525
PIMCO VIT StocksPLUS Global Portfolio	2,397	6,727	2,995	6,565
PIMCO VIT Total Return Portfolio	733,165	1,155,563	575,423	748,394
Putman VT Large Cap Value Fund	81,499	112,630	251,467	239,693
Templeton Developing Markets VIP Fund	20,397	264,087	66,399	196,414
Templeton Foreign VIP Fund	541,378	1,007,407	598,609	823,745
Templeton Growth VIP Fund	51,294	96,370	35,543	109,252

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 5. Related Party Transactions and Charges and Deductions

Related-Party Transactions

The Sponsor provides administrative services necessary for the operation of the Separate Account. The Sponsor absorbs all organizational expenses including the fees of registering the Separate Account and its contracts for distribution under federal and state securities laws.

Charges related to contracts sold to persons who are officers, directors, or employees of the Sponsor or an affiliate of the Sponsor may be waived.

Mortality and expense risk charges

Charges for mortality and expense risks, the optional death benefit riders, and the optional living benefit riders are deducted from the Separate Account at the end of each valuation period to cover the risks assumed by the Sponsor. The deductions are calculated at different levels based upon the elections made by the contract holder and are transferred periodically to the Sponsor. These charges are reflected in the Statements of Operations and Change in Net Assets.

At December 31, 2025, the deduction is at an effective annual rate based on the average daily value of the Contact invested in the Separate Account as follows:

Product	Level 1	Level 2	Level 3	Level 4	Level 5
Regatta NY	1.25	-	-	-	-
Regatta Gold NY	1.25	-	-	-	-
Regatta Extra NY	1.30	1.45	-	-	-
Masters Flex NY	1.30	1.50	1.70	1.90	-
Masters Flex II NY	1.30	1.70	-	-	-
Masters Exra NY	1.40	1.60	1.80	2.00	-
Masters Exra II NY	1.40	1.80	-	-	-
Masters Choice NY	1.05	1.25	1.30	1.45	1.65
Masters Choice II NY	1.05	1.30	1.45	-	-
Masters Access NY	1.35	1.55	1.75	-	-
Masters Reward NY	1.40	1.60	1.80	2.00	-
Masters Select NY	1.05	1.25	1.30	1.45	1.65
Masters I Share NY	0.50	-	-	-	-
All amounts are %

Distribution and administrative expense charges

For assuming the risk that surrender charges may be insufficient to compensate the Sponsor for the costs of distributing the contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to Masters Extra NY, Masters Extra II NY, Masters Choice NY, Masters Choice II, NY Masters Reward NY, and Masters Select NY contracts and at an effective annual rate of 0.20% of the net assets attributable to Masters Flex NY, Masters Flex II NY and Masters Access NY contracts.

As reimbursement for administrative expenses, which exceed the charges received from the account administration fee (‘‘Account Fee’’) described below, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts. These charges are reflected in the Statements of Operations and Change in Net Assets.

Administrative charges

Each year on the account anniversary date, an Account Fee of $30 is deducted from the participant’s account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee is deducted pro rata from each variable annuity payment made during the year. The administration charges

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 5. Related Party Transactions and Charges and Deductions

are reported in the Statements of Operations and Change in Net Assets as a component of “Mortality and expense risk and administrative charges” or “Terminations, withdrawals and annuity payments”.

Optional living benefit rider charges

A quarterly charge (“Benefit Fee”), based on a percentage of the contract owner’s account value referenced in the table below, is deducted from the value of the contract on the last day of the Account Quarter. Account Quarters are defined as three-month periods, with the first Account Quarter beginning on the date the contracts were issued), if the optional living benefit rider has been elected. These charges are reported in the Statements of Operations and Change in Net Assets as a component of “Maintenance charges and mortality adjustments”.

The following table represents a summary of the optional living benefit riders available.

Rider	Single Life Quarterly Charge	Joint Life Quarterly Charge	Single Life Annual Charge	Joint Life Annual Charge
Secured Returns 2	0.1250	N/A	0.50	N/A
Secured Returns for Life	0.1250	N/A	0.50	N/A
Secured Returns for Life Plus	0.1250	N/A	0.50	N/A
Income on Demand	0.1625	0.2125	0.65	0.85
Retirement Asset Protector	0.1875	N/A	0.75	N/A
Retirement Income Escalator	0.1875	0.2375	0.75	0.95
Income on Demand II	0.1625	0.2125	0.65	0.85
Income on Demand II Plus	0.2375	0.2875	0.95	1.15
Income on Demand II Escalator	0.2375	0.2875	0.95	1.15
Retirement Income Escalator II	0.2375	0.2875	0.95	1.15
Income Riser	0.2250	0.2750	0.90	1.10
Income on Demand III Escalator	0.2750	0.3250	1.10	1.30
Income Riser III[1]	0.2750	0.3000	1.10	1.20
Income Advisor	0.2250	0.2500	0.90	1.00
All amounts are %

1This rider has a maximum contract rate of 1.75% for single life and 1.95% for joint life elections.

Surrender charges

The Sponsor does not deduct a sales charge from the purchase payments. However, a surrender charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn will be deducted to cover certain expenses relating to the sale of Regatta NY and Regatta Gold NY contracts; 8% for Regatta Extra NY, Masters Flex NY, Masters Flex II NY, Masters Extra NY, Masters Extra II NY, Masters Choice NY and Masters Choice II NY contracts; and for 7% for Masters Reward NY and Masters Select NY contracts, if the contract holder requests a full withdrawal prior to reaching the pay-out phase. The surrender charges are reported in the Statements of Operations and Change in Net Assets as a component of “Maintenance charges and mortality adjustments”.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction at the annuity commencement date. However, the Sponsor reserves the right to deduct such taxes when incurred.

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 6. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2025 and 2024, were as follows:

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

AB VPS Balanced Hedged Allocation Portfolio	2,855	(11,537)	(8,682)	1,455	(6,696)	(5,241)
AB VPS Discovery Value Portfolio	1,237	(2,001)	(764)	1,824	(8,359)	(6,535)
AB VPS Dynamic Asset Allocation Portfolio	5,668	(48,172)	(42,504)	719	(112,181)	(111,462)
AB VPS International Value Portfolio	850	(23,803)	(22,953)	3,278	(19,133)	(15,855)
BlackRock Global Allocation V.I. Fund	18,009	(136,688)	(118,679)	30,045	(163,697)	(133,652)
Columbia CTIVP - Principal Large Cap Growth Fund Class 2 (a)	2,766	(5,465)	(2,699)	1,609	(10,466)	(8,857)
Columbia Variable Portfolio – Acorn Fund (a)	13	(88)	(75)	5	(16)	(11)
Columbia Variable Portfolio - Large Cap Growth Fund Class 2	6,270	(16,179)	(9,909)	7,123	(28,493)	(21,370)
Columbia Variable Portfolio - Overseas Core Fund	-	(4,027)	(4,027)	1,046	(9,694)	(8,648)
Fidelity VIP Balanced Portfolio	4,468	(36,853)	(32,385)	12,313	(26,694)	(14,381)
Fidelity VIP Contrafund Portfolio	23,724	(58,072)	(34,348)	25,870	(93,986)	(68,116)
Fidelity VIP Freedom 2010 Portfolio	62	(97)	(35)	39	(91)	(52)
Fidelity VIP Freedom 2015 Portfolio	1,039	(12,369)	(11,330)	159	(1,098)	(939)
Fidelity VIP Freedom 2020 Portfolio	220	(11,064)	(10,844)	9,106	(10,888)	(1,782)
Fidelity VIP Mid Cap Portfolio	8,340	(19,489)	(11,149)	4,455	(26,414)	(21,959)
First Eagle Overseas Variable Fund	17,656	(193,557)	(175,901)	35,987	(135,432)	(99,445)
Franklin Income VIP Fund	2,450	(17,397)	(14,947)	4,172	(35,332)	(31,160)
Franklin Mutual Shares VIP Fund	21,220	(52,744)	(31,524)	12,657	(51,504)	(38,847)
Franklin Templeton Allocation VIP Fund	119	(1,671)	(1,552)	55	(10,598)	(10,543)
Franklin Templeton Global Bond VIP Fund	213	(2,891)	(2,678)	1,871	(1,450)	421
Franklin Templeton Income VIP Fund	21	(159)	(138)	-	(184)	(184)
Franklin Templeton Small Cap Value VIP Fund Class 2	2,140	(3,013)	(873)	1,290	(4,532)	(3,242)
Franklin Templeton Small Cap Value VIP Fund Class 4	146	(258)	(112)	52	(256)	(204)

(a) Name change. See Note 2.

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 6. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Franklin Templeton Strategic Income VIP Fund Class 2	3,284	(5,095)	(1,811)	3,440	(9,289)	(5,849)
Franklin Templeton Strategic Income VIP Fund Class 4	-	-	-	49	(153)	(104)
Invesco V.I. American Value Fund	102	(1,443)	(1,341)	972	(3,132)	(2,160)
Invesco V.I. Comstock Fund	427	(6,356)	(5,929)	387	(24,051)	(23,664)
Invesco V.I. Discovery Large Cap Fund (a)	1,775	(4,031)	(2,256)	1,083	(17,312)	(16,229)
Invesco V.I. Equity and Income Fund	2,487	(10,874)	(8,387)	16,072	(80,355)	(64,283)
Invesco V.I. EQV International Equity Fund	810	(624)	186	2,567	(1,296)	1,271
Invesco V.I. Global Fund	1,976	(6,426)	(4,450)	1,928	(11,818)	(9,890)
Invesco V.I. Main Street Fund	10,516	(28,700)	(18,184)	2,281	(39,152)	(36,871)
Invesco V.I. Main Street Small Cap Fund®	35	(50)	(15)	29	(74)	(45)
Lazard Retirement Emerging Markets Equity Portfolio	323	(36,603)	(36,280)	4,281	(24,256)	(19,975)
Lord Abbett Series Fund - Growth Opportunities Portfolio VC	6,359	(8,211)	(1,852)	1,605	(9,406)	(7,801)
Lord Abbett Series Fund- Fundamental Equity Portfolio VC	2,092	(6,180)	(4,088)	481	(12,322)	(11,841)
LVIP JPMorgan Core Bond Fund	12,083	(16,729)	(4,646)	11,693	(19,972)	(8,279)
LVIP JPMorgan U.S. Equity Fund	900	(2,937)	(2,037)	1,614	(4,038)	(2,424)
MFS U.S. Government Money Market Portfolio	8,396	(16,598)	(8,202)	39,523	(44,442)	(4,919)
MFS VIT I Growth Series Initial Class	60	(7,143)	(7,083)	57	(7,411)	(7,354)
MFS VIT I Growth Series Service Class	1,255	(998)	257	678	(2,519)	(1,841)
MFS VIT I Mid Cap Growth Series	2,284	(2,721)	(437)	965	(4,678)	(3,713)
MFS VIT I New Discovery Series Initial Class	32	(2,321)	(2,289)	341	(998)	(657)
MFS VIT I New Discovery Series Service Class	5,287	(9,177)	(3,890)	4,046	(14,536)	(10,490)
MFS VIT I Research Series	22,980	(45,429)	(22,449)	5,953	(58,096)	(52,143)
MFS VIT I Total Return Bond Series	125,880	(228,668)	(102,788)	135,543	(334,195)	(198,652)

(a) Name change. See Note 2.

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 6. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

MFS VIT I Utilities Series Initial Class	104	(24,327)	(24,223)	201	(23,904)	(23,703)
MFS VIT I Utilities Series Service Class	7,860	(16,756)	(8,896)	44,180	(32,055)	12,125
MFS VIT I Value Series Initial Class	6,987	(42,698)	(35,711)	13,009	(36,948)	(23,939)
MFS VIT I Value Series Service Class	5,208	(29,105)	(23,897)	6,163	(37,449)	(31,286)
MFS VIT II Blended Research Core Equity Portfolio I Class	1,222	(17,358)	(16,136)	5,524	(16,637)	(11,113)
MFS VIT II Blended Research Core Equity Portfolio S Class	2,999	(7,155)	(4,156)	1,303	(15,025)	(13,722)
MFS VIT II Core Equity Portfolio I Class	196	(2,246)	(2,050)	1,680	(3,807)	(2,127)
MFS VIT II Core Equity Portfolio S Class	1,381	(3,505)	(2,124)	2,515	(5,082)	(2,567)
MFS VIT II Corporate Bond Portfolio I Class	8,041	(19,486)	(11,445)	168	(730)	(562)
MFS VIT II Corporate Bond Portfolio S Class	22,676	(54,040)	(31,364)	29,429	(74,134)	(44,705)
MFS VIT II Emerging Markets Equity Portfolio I Class	24	(1,103)	(1,079)	137	(215)	(78)
MFS VIT II Emerging Markets Equity Portfolio S Class	700	(10,270)	(9,570)	1,447	(20,196)	(18,749)
MFS VIT II Global Governments Portfolio I Class	2	(1,111)	(1,109)	4	(869)	(865)
MFS VIT II Global Governments Portfolio S Class	-	-	-	-	-	-
MFS VIT II Global Growth Portfolio I Class	263	(4,053)	(3,790)	1,013	(1,736)	(723)
MFS VIT II Global Growth Portfolio S Class	-	-	-	-	-	-
MFS VIT II Global Research Portfolio I Class	1,920	(13,844)	(11,924)	46	(6,648)	(6,602)
MFS VIT II Global Research Portfolio S Class	50	(99)	(49)	30	(116)	(86)
MFS VIT II Global Tactical Allocation Portfolio I Class	38	(3,843)	(3,805)	445	(1,183)	(738)
MFS VIT II Global Tactical Allocation Portfolio S Class	27,112	(171,952)	(144,840)	51,850	(248,642)	(196,792)
MFS VIT II Government Securities Portfolio I Class	17,474	(35,674)	(18,200)	1,006	(2,802)	(1,796)
MFS VIT II Government Securities Portfolio S Class	77,410	(167,427)	(90,017)	107,965	(131,499)	(23,534)
MFS VIT II High Yield Portfolio I Class	1,626	(4,460)	(2,834)	1,360	(1,600)	(240)
MFS VIT II High Yield Portfolio Service Class	2,614	(7,354)	(4,740)	3,475	(9,669)	(6,194)

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 6. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

MFS VIT II Income Portfolio I Class	16,969	(10,100)	6,869	8	(6,811)	(6,803)
MFS VIT II Income Portfolio S Class	-	-	-	-	(1)	(1)
MFS VIT II International Growth Portfolio I Class	55	(678)	(623)	247	(548)	(301)
MFS VIT II International Growth Portfolio S Class	938	(3,309)	(2,371)	492	(4,415)	(3,923)
MFS VIT II International Intrinsic Value Portfolio Initial Class	22	(5,330)	(5,308)	185	(1,330)	(1,145)
MFS VIT II International Intrinsic Value Portfolio Service Class	42	(28,817)	(28,775)	5,338	(13,415)	(8,077)
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class	2,708	(38,472)	(35,764)	4,458	(18,031)	(13,573)
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class	485	(3,512)	(3,027)	2,846	(2,472)	374
MFS VIT II Research International Portfolio I Class	-	(2,968)	(2,968)	-	(40)	(40)
MFS VIT II Research International Portfolio S Class	3,770	(11,733)	(7,963)	5,494	(14,095)	(8,601)
MFS VIT II U.S. Government Money Market	67,383	(151,654)	(84,271)	89,455	(234,689)	(145,234)
MFS VIT III Blended Research Small Cap Equity Portfolio	8,483	(14,545)	(6,062)	4,460	(13,666)	(9,206)
MFS VIT III Conservative Allocation Portfolio	39,454	(147,788)	(108,334)	36,007	(175,322)	(139,315)
MFS VIT III Global Real Estate Portfolio Initial Class	74	(96)	(22)	128	(549)	(421)
MFS VIT III Global Real Estate Portfolio Service Class	12,476	(15,815)	(3,339)	19,434	(21,417)	(1,983)
MFS VIT III Growth Allocation Portfolio	7,153	(61,674)	(54,521)	1,207	(64,783)	(63,576)
MFS VIT III Inflation Adjusted Bond Portfolio	34,839	(70,264)	(35,425)	57,493	(85,143)	(27,650)
MFS VIT III Limited Maturity Portfolio Initial Class	74,148	(129,610)	(55,462)	70,840	(107,422)	(36,582)
MFS VIT III Limited Maturity Portfolio Service Class	25,299	(50,963)	(25,664)	48,254	(78,371)	(30,117)
MFS VIT III Mid Cap Value Portfolio Initial Class	2,598	(4,224)	(1,626)	573	(8,493)	(7,920)
MFS VIT III Mid Cap Value Portfolio Service Class	1,602	(4,954)	(3,352)	1,121	(10,743)	(9,622)
MFS VIT III Moderate Allocation Portfolio	31,527	(325,265)	(293,738)	44,001	(540,466)	(496,465)
MFS VIT III New Discovery Value Portfolio	783	(859)	(76)	1,002	(3,635)	(2,633)
MFS VIT Total Return Series Initial Class	41,302	(144,275)	(102,973)	8,079	(35,519)	(27,440)

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 6. Summary of Unit Transactions (continued)

		2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

MFS VIT Total Return Series Service Class	9,732	(127,554)	(117,822)	12,103	(146,111)	(134,008)
Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio	780	(1,264)	(484)	314	(4,600)	(4,286)
Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio	1,005	(3,120)	(2,115)	2,030	(6,207)	(4,177)
PIMCO CommodityReal Return® Strategy Portfolio	41	(354)	(313)	156	(485)	(329)
PIMCO VIT All Asset Portfolio Admin Class	3,095	(16,867)	(13,772)	1,117	(3,856)	(2,739)
PIMCO VIT All Asset Portfolio Advisor Class	1,077	(10,059)	(8,982)	3,129	(9,856)	(6,727)
PIMCO VIT CommodityRealReturnTM Strategy Portfolio	8,968	(36,605)	(27,637)	15,037	(23,470)	(8,433)
PIMCO VIT Emerging Markets Bond Portfolio	599	(2,173)	(1,574)	657	(1,660)	(1,003)
PIMCO VIT Global Managed Asset Allocation Portfolio	8,850	(257,195)	(248,345)	29,811	(287,978)	(258,167)
PIMCO VIT Real Return Portfolio	5,260	(14,206)	(8,946)	6,050	(13,856)	(7,806)
PIMCO VIT StocksPLUS Global Portfolio	-	(228)	(228)	16	(255)	(239)
PIMCO VIT Total Return Portfolio	35,939	(69,339)	(33,400)	26,964	(44,477)	(17,513)
Putman VT Large Cap Value Fund	655	(2,156)	(1,501)	5,343	(5,435)	(92)
Templeton Developing Markets VIP Fund	200	(12,531)	(12,331)	1,874	(11,267)	(9,393)
Templeton Foreign VIP Fund	7,550	(41,391)	(33,841)	23,914	(35,953)	(12,039)
Templeton Growth VIP Fund	-	(2,991)	(2,991)	1,056	(3,710)	(2,654)

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 7. Financial Highlights

The Separate Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s subaccount balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding unit values and total returns. The summary may not reflect the minimum and maximum contract charges offered by the Separate Account as contract owners may not have selected all available and applicable contract options as discussed in Note 5.

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios and total return ratios for each of the five years in the period ended December 31, 2025, were as follows:

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

AB VPS Balanced Hedged Allocation Portfolio
2025	49,217	19.35	22.16	1,025,274	1.86	1.35	2.10	14.90	15.78
2024	57,899	16.84	19.14	1,045,015	3.13	1.35	2.10	6.25	7.11
2023	63,140	17.87	15.85	1,066,969	0.86	1.35	2.10	10.31	11.15
2022	76,839	16.08	14.36	1,170,216	2.94	1.35	2.10	(20.86)	(20.26)
2021	89,007	20.16	18.15	1,706,037	0.26	1.35	2.10	11.00	11.84
AB VPS Discovery Value Portfolio
2025	14,848	29.09	32.19	461,080	0.60	1.35	2.05	0.55	1.26
2024	15,612	28.93	31.79	479,976	0.69	1.35	2.05	7.47	8.24
2023	22,147	29.37	26.76	628,742	0.79	1.35	2.10	14.43	15.29
2022	24,385	25.48	23.38	602,878	0.84	1.35	2.10	(17.57)	(16.95)
2021	27,529	30.68	28.37	821,153	0.60	1.35	2.10	32.77	33.78
AB VPS Dynamic Asset Allocation Portfolio
2025	315,196	14.45	16.15	4,878,075	1.58	1.35	2.10	10.90	11.69
2024	357,700	13.03	14.46	4,970,250	1.21	1.35	2.10	8.04	8.97
2023	469,162	13.27	12.06	6,004,018	0.60	1.35	2.10	11.11	11.95
2022	521,941	11.86	10.85	5,981,039	2.52	1.35	2.10	(20.37)	(19.77)
2021	566,663	14.78	13.63	8,113,930	1.54	1.35	2.10	6.99	7.80

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

AB VPS International Value Portfolio
2025	49,771	10.87	12.01	560,507	2.14	1.35	1.90	38.65	39.33
2024	72,724	7.84	8.62	588,734	2.87	1.35	1.90	2.75	3.48
2023	88,579	8.33	7.63	698,261	0.62	1.35	1.90	12.66	13.29
2022	112,925	7.36	6.62	791,297	3.93	1.35	2.05	(15.55)	(14.95)
2021	132,953	8.65	7.84	1,096,426	1.65	1.35	2.05	8.59	9.36
BlackRock Global Allocation V.I. Fund
2025	744,476	23.12	26.34	18,485,667	3.95	1.35	2.10	17.00	17.91
2024	863,155	19.76	22.34	18,218,607	1.61	1.35	2.10	6.64	7.46
2023	996,807	20.79	18.53	19,653,174	2.42	1.35	2.10	10.15	10.98
2022	1,129,282	18.74	16.82	20,128,354	-	1.35	2.10	(17.83)	(17.20)
2021	1,262,479	22.63	20.47	27,264,156	0.81	1.35	2.10	4.19	4.98
Columbia CTIVP - Principal Large Cap Growth Fund Class 2 (a)
2025	23,523	31.19	33.55	760,758	-	1.35	2.10	11.12	11.95
2024	26,222	28.07	29.97	760,404	-	1.35	2.10	18.59	19.50
2023	35,079	25.08	23.67	855,336	-	1.35	2.10	36.31	37.34
2022	43,704	18.27	17.37	778,389	-	1.35	2.10	(29.69)	(29.15)
2021	40,149	25.78	24.70	1,013,694	-	1.35	2.10	15.81	16.68
Columbia Variable Portfolio – Acorn Fund (a)
2025	-	33.90	33.90	-	-	1.85	1.85	2.54	2.54
2024	75	33.06	33.06	2,464	-	1.85	1.85	12.03	12.03
2023	86	29.51	29.51	2,529	-	1.85	1.85	19.50	19.50
Columbia Variable Portfolio - Large Cap Growth Fund Class 2
2025	45,572	36.56	39.33	1,731,594	-	1.35	2.10	13.43	14.30
2024	55,481	32.23	34.41	1,852,295	-	1.35	2.10	28.25	29.22
2023	76,851	26.63	25.13	1,994,825	-	1.35	2.10	39.80	40.85
2022	103,748	18.91	17.98	1,917,756	-	1.35	2.10	(32.96)	(32.45)
2021	96,036	27.99	26.81	2,636,244	-	1.35	2.10	25.67	26.63

(a) Name change. See Note 2.

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Columbia Variable Portfolio - Overseas Core Fund
2025	7,568	17.74	18.99	140,319	1.76	1.35	2.05	35.01	35.93
2024	11,595	13.14	13.97	157,645	6.00	1.35	2.05	1.15	1.90
2023	20,243	13.71	12.94	269,557	1.70	1.35	2.10	12.92	13.77
2022	22,301	12.05	11.46	261,694	0.78	1.35	2.10	(16.68)	(16.05)
2021	31,419	14.36	13.75	443,363	1.15	1.35	2.10	7.45	8.27
Fidelity VIP Balanced Portfolio
2025	141,930	31.89	36.79	4,873,915	1.49	1.35	2.10	12.57	13.41
2024	174,315	28.33	32.44	5,315,021	2.57	1.35	2.10	13.18	14.06
2023	188,696	28.44	25.03	5,062,737	1.54	1.35	2.10	18.71	19.61
2022	198,415	23.78	21.08	4,463,531	1.04	1.35	2.10	(19.89)	(19.29)
2021	215,079	29.46	26.32	6,013,321	0.73	1.35	2.10	15.53	16.40
Fidelity VIP Contrafund Portfolio
2025	230,032	51.28	58.71	12,553,138	-	1.35	2.10	18.68	19.55
2024	264,380	43.21	49.11	12,127,420	0.04	1.35	2.10	30.62	31.66
2023	332,496	37.30	33.08	11,691,389	0.24	1.35	2.10	30.35	31.33
2022	416,197	28.40	25.38	11,196,642	0.27	1.35	2.10	(28.02)	(27.48)
2021	407,907	39.17	35.26	15,192,718	0.03	1.35	2.10	24.85	25.79
Fidelity VIP Freedom 2010 Portfolio
2025	1,387	20.36	20.36	28,235	3.05	1.65	1.65	8.47	8.47
2024	1,422	18.77	18.77	26,693	3.35	1.65	1.65	3.42	3.42
2023	1,474	18.15	18.15	26,754	3.72	1.65	1.65	7.29	7.29
2022	1,569	16.92	16.92	26,538	1.92	1.65	1.65	(15.08)	(15.08)
2021	1,646	19.92	19.92	32,798	0.81	1.65	1.65	3.86	3.86
Fidelity VIP Freedom 2015 Portfolio
2025	18,274	20.53	23.93	401,674	2.62	1.35	2.10	9.32	10.12
2024	29,604	18.78	21.73	598,105	3.53	1.35	2.10	3.99	4.77
2023	30,543	20.74	18.06	591,115	3.24	1.35	2.10	8.34	9.16
2022	32,402	19.00	16.67	574,454	1.88	1.35	2.10	(16.57)	(15.93)
2021	36,078	22.60	19.98	765,242	0.92	1.35	2.10	5.15	5.95

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Fidelity VIP Freedom 2020 Portfolio
2025	21,533	22.10	25.77	526,097	2.26	1.35	2.10	10.61	11.51
2024	32,377	19.98	23.11	713,332	2.88	1.35	2.10	5.16	5.91
2023	34,159	21.82	19.00	711,601	3.00	1.35	2.10	9.88	10.72
2022	36,103	19.71	17.29	680,091	1.73	1.35	2.10	(17.72)	(17.10)
2021	41,884	23.77	21.02	950,740	0.88	1.35	2.10	6.98	7.79
Fidelity VIP Mid Cap Portfolio
2025	73,997	33.30	38.42	2,673,228	0.24	1.35	2.10	9.18	9.99
2024	85,146	30.50	34.93	2,805,116	0.39	1.35	2.10	14.70	15.59
2023	107,105	30.22	26.59	3,061,334	0.35	1.35	2.10	12.41	13.26
2022	142,324	26.69	23.66	3,615,619	0.26	1.35	2.10	(16.74)	(16.11)
2021	156,175	31.81	28.41	4,742,524	0.34	1.35	2.10	22.69	23.62
First Eagle Overseas Variable Fund
2025	616,554	21.51	24.82	14,132,787	1.67	1.35	2.10	34.61	35.63
2024	792,455	15.98	18.30	13,491,684	1.92	1.35	2.10	3.83	4.63
2023	891,900	17.49	15.39	14,607,534	-	1.35	2.10	7.78	8.60
2022	965,678	16.11	14.28	14,628,554	2.07	1.35	2.10	(10.08)	(9.40)
2021	1,122,252	17.78	15.88	18,874,771	0.91	1.35	2.10	2.26	3.04
Franklin Income VIP Fund
2025	103,245	19.24	22.21	2,166,326	5.00	1.35	2.10	10.19	11.05
2024	118,192	17.46	20.00	2,241,557	6.13	1.35	2.10	4.93	5.76
2023	149,352	18.91	16.64	2,695,420	5.00	1.35	2.10	6.36	7.16
2022	172,953	17.65	15.64	2,924,303	4.88	1.35	2.10	(7.44)	(6.74)
2021	203,514	18.92	16.90	3,695,904	4.64	1.35	2.10	14.32	15.18
Franklin Mutual Shares VIP Fund
2025	230,284	30.06	38.13	7,533,694	2.03	1.35	2.05	9.23	10.04
2024	261,808	27.43	34.66	7,816,072	2.43	1.35	2.05	9.01	9.75
2023	300,655	31.58	25.64	8,205,430	1.87	1.35	2.05	11.16	11.94
2022	322,806	28.21	23.07	7,895,047	1.78	1.35	2.05	(9.32)	(8.68)
2021	394,822	30.89	25.44	10,587,939	2.86	1.35	2.05	16.74	17.56

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Franklin Templeton Allocation VIP Fund
2025	39,146	20.00	22.10	831,294	1.95	1.35	1.90	10.44	11.11
2024	40,698	18.11	19.89	779,144	2.36	1.35	1.90	7.10	7.63
2023	51,241	18.48	16.91	912,424	1.45	1.35	1.90	12.45	13.07
2022	54,224	16.34	15.04	855,071	1.66	1.35	1.90	(17.59)	(17.13)
2021	61,176	19.72	18.25	1,163,263	1.71	1.35	1.90	9.57	10.18
Franklin Templeton Global Bond VIP Fund
2025	6,969	8.28	8.97	60,345	-	1.35	1.90	13.42	13.98
2024	9,647	7.30	7.87	73,219	-	1.35	1.90	(13.20)	(12.56)
2023	9,226	9.00	8.41	80,380	-	1.35	1.90	0.88	1.44
2022	9,222	8.87	8.33	79,528	-	1.35	1.90	(6.92)	(6.40)
2021	11,013	9.48	8.95	101,987	-	1.35	1.90	(6.81)	(6.29)
Franklin Templeton Income VIP Fund
2025	847	20.41	20.41	17,280	4.86	1.65	1.65	10.56	10.56
2024	985	18.46	18.46	18,184	4.99	1.65	1.65	5.31	5.31
2023	1,169	17.53	16.68	20,484	4.28	1.65	2.05	6.34	6.77
2022	3,154	16.42	15.68	50,951	4.58	1.65	2.05	(7.51)	(7.14)
2021	4,001	17.68	16.96	69,759	4.15	1.65	2.05	14.21	14.67
Franklin Templeton Small Cap Value VIP Fund Class 2
2025	20,626	47.29	63.60	1,095,430	1.08	1.35	2.10	5.40	6.22
2024	21,499	44.70	59.88	1,080,422	1.09	1.35	2.10	9.36	10.18
2023	24,741	54.35	45.73	1,136,986	0.52	1.35	2.10	10.40	11.23
2022	28,239	48.86	41.42	1,168,030	0.98	1.35	2.10	(11.94)	(11.27)
2021	34,190	55.07	47.04	1,595,412	0.96	1.35	2.10	22.75	23.68
Franklin Templeton Small Cap Value VIP Fund Class 4
2025	1,396	32.48	32.95	45,823	0.98	1.65	1.75	5.63	5.74
2024	1,508	30.75	31.16	46,835	0.83	1.65	1.75	9.63	9.72
2023	1,712	28.40	28.05	48,457	0.44	1.65	1.75	10.72	10.83
2022	1,886	25.62	25.33	48,204	0.87	1.65	1.75	(11.67)	(11.59)
2021	2,051	28.98	28.68	59,289	0.82	1.65	1.75	22.99	23.11

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Franklin Templeton Strategic Income VIP Fund Class 2
2025	28,236	13.97	15.96	424,650	4.87	1.35	2.05	5.04	5.77
2024	30,047	13.30	15.09	429,396	4.57	1.35	2.05	1.92	2.65
2023	35,896	14.70	13.05	500,999	4.52	1.35	2.05	5.98	6.73
2022	38,675	13.78	12.31	506,779	4.34	1.35	2.05	(12.57)	(11.95)
2021	40,767	15.65	14.08	608,576	3.23	1.35	2.05	0.03	0.73
Franklin Templeton Strategic Income VIP Fund Class 4
2025	-	11.40	14.05	-	-	0.65	2.10	4.78	6.36
2024	-	11.40	12.03	-	-	1.35	1.75	2.15	2.56
2023	104	11.16	11.16	1,164	4.33	1.75	1.75	6.11	6.11
2022	104	10.52	10.52	1,098	4.05	1.75	1.75	(12.39)	(12.39)
2021	110	12.01	12.01	1,315	3.15	1.75	1.75	0.28	0.28
Invesco V.I. American Value Fund
2025	2,932	37.70	40.89	116,988	0.18	1.65	2.10	18.26	18.80
2024	4,273	31.88	36.23	143,540	1.11	1.35	2.10	27.37	28.34
2023	6,433	26.91	25.03	170,230	0.37	1.65	2.10	12.89	13.40
2022	7,039	23.73	22.18	164,388	0.45	1.65	2.10	(4.89)	(4.46)
2021	8,145	24.83	23.32	199,168	0.23	1.65	2.10	24.96	25.53
Invesco V.I. Comstock Fund
2025	32,296	31.52	36.03	1,090,604	1.40	1.35	2.05	14.74	15.59
2024	38,225	27.47	31.17	1,119,200	1.53	1.35	2.05	12.49	13.30
2023	61,889	27.51	24.42	1,591,796	1.59	1.35	2.05	9.82	10.59
2022	67,435	24.88	22.23	1,575,930	1.33	1.35	2.05	(1.21)	(0.51)
2021	77,218	25.01	22.51	1,824,554	1.61	1.35	2.05	30.33	31.25

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Invesco V.I. Discovery Large Cap Fund (a)
2025	13,472	52.19	77.36	814,015	-	1.35	2.05	10.23	11.02
2024	15,728	47.10	69.68	857,545	-	1.35	2.05	31.07	32.00
2023	31,957	52.79	38.91	1,314,192	-	1.35	2.05	32.28	33.22
2022	36,194	39.62	29.42	1,123,390	-	1.35	2.05	(32.37)	(31.89)
2021	35,396	58.18	43.49	1,619,796	-	1.35	2.05	19.79	20.63
Invesco V.I. Equity and Income Fund
2025	76,602	26.75	30.63	2,206,446	1.86	1.35	2.10	10.17	10.98
2024	84,989	24.28	27.60	2,211,174	1.51	1.35	2.10	9.52	10.40
2023	149,272	25.00	22.17	3,611,994	1.76	1.35	2.10	7.94	8.76
2022	174,672	22.99	20.54	3,891,830	1.44	1.35	2.10	(9.64)	(8.95)
2021	177,349	25.25	22.73	4,352,670	1.63	1.35	2.10	15.88	16.76
Invesco V.I. EQV International Equity Fund
2025	12,962	18.19	20.12	236,644	1.23	1.35	2.05	13.90	14.64
2024	12,776	15.97	17.55	204,942	1.58	1.35	2.05	(1.72)	(1.02)
2023	11,505	17.73	16.25	187,859	-	1.35	2.05	15.47	16.28
2022	11,608	15.25	14.07	164,252	1.45	1.35	2.05	(20.16)	(19.60)
2021	12,292	18.96	17.63	217,754	1.09	1.35	2.05	3.45	4.18
Invesco V.I. Global Fund
2025	33,647	43.98	52.02	1,642,890	-	1.35	2.10	12.62	13.46
2024	38,097	39.05	45.85	1,643,431	-	1.35	2.10	13.32	14.23
2023	47,987	40.14	34.46	1,810,797	-	1.35	2.10	31.65	32.64
2022	58,096	30.26	26.17	1,657,856	-	1.35	2.10	(33.36)	(32.85)
2021	52,678	45.07	39.27	2,247,915	-	1.35	2.10	12.76	13.62
Invesco V.I. Main Street Fund
2025	126,518	47.53	56.52	6,935,621	0.31	1.35	2.10	13.23	14.08
2024	144,702	41.75	49.72	6,964,657	-	1.35	2.10	20.79	21.72
2023	181,573	35.73	37.61	7,199,322	0.47	1.35	2.10	20.27	21.18
2022	223,831	32.64	31.27	7,339,648	1.08	1.35	2.10	(21.97)	(21.38)
2021	231,098	41.52	40.08	9,657,294	0.48	1.35	2.10	24.57	25.52

(a) Name change. See Note 2.

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Invesco V.I. Main Street Small Cap Fund®
2025	1,059	55.72	63.57	65,300	0.24	1.35	1.85	6.45	6.99
2024	1,074	52.08	59.60	62,177	-	1.35	1.85	10.31	10.88
2023	1,119	46.97	51.70	58,672	0.95	1.35	1.85	15.65	16.24
2022	1,180	40.41	44.70	53,391	0.15	1.35	1.85	(17.59)	(17.17)
2021	2,061	48.79	54.24	115,271	0.17	1.35	1.85	20.01	20.62
Lazard Retirement Emerging Markets Equity Portfolio
2025	105,590	14.68	16.81	1,652,923	2.70	1.35	2.10	38.75	39.85
2024	141,870	10.58	12.02	1,592,707	3.59	1.35	2.10	5.17	6.00
2023	161,845	11.34	10.06	1,721,449	4.63	1.35	2.10	19.73	20.63
2022	204,934	9.40	8.40	1,816,060	3.21	1.35	2.10	(16.89)	(16.26)
2021	234,251	11.23	10.11	2,484,849	1.80	1.35	2.10	3.26	4.05
Lord Abbett Series Fund - Growth Opportunities Portfolio VC
2025	21,653	44.48	52.61	1,063,203	-	1.35	2.10	10.59	11.44
2024	23,505	40.22	47.21	1,038,691	-	1.35	2.10	27.84	28.84
2023	31,306	36.65	31.46	1,075,604	-	1.35	2.10	8.37	9.19
2022	35,140	33.56	29.03	1,110,846	-	1.35	2.10	(33.94)	(33.44)
2021	31,359	50.43	43.94	1,493,218	-	1.35	2.10	4.23	5.02
Lord Abbett Series Fund- Fundamental Equity Portfolio VC
2025	40,930	40.12	46.92	1,773,130	0.42	1.35	2.05	11.97	12.76
2024	45,018	35.83	41.61	1,733,946	0.79	1.35	2.05	14.25	15.04
2023	56,859	36.17	31.36	1,916,090	0.55	1.35	2.05	12.30	13.10
2022	64,535	31.98	27.93	1,929,507	1.02	1.35	2.05	(13.77)	(13.17)
2021	72,364	36.83	32.39	2,502,428	0.76	1.35	2.05	24.72	25.60
LVIP JPMorgan Core Bond Fund
2025	138,198	9.82	10.87	1,434,223	3.44	1.35	2.05	4.91	5.74
2024	142,844	9.36	10.28	1,407,887	4.59	1.35	2.05	(0.64)	0.10
2023	151,123	10.27	9.42	1,493,635	3.17	1.35	2.05	3.51	4.24
2022	162,023	9.85	9.10	1,545,643	1.78	1.35	2.05	(14.51)	(13.91)
2021	186,001	11.45	10.64	2,067,648	1.70	1.35	2.05	(3.67)	(2.99)

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

LVIP JPMorgan U.S. Equity Fund
2025	19,813	54.39	60.62	1,121,895	0.25	1.35	2.10	11.87	12.72
2024	21,850	48.62	53.78	1,102,976	0.37	1.35	2.10	21.07	22.01
2023	24,274	44.08	40.16	1,008,816	1.21	1.35	2.10	24.20	25.14
2022	26,860	35.23	32.33	895,988	0.23	1.35	2.10	(20.58)	(19.98)
2021	32,125	44.02	40.71	1,346,798	0.53	1.35	2.10	26.32	27.28
MFS U.S. Government Money Market Portfolio
2025	61,413	12.09	13.27	778,289	3.78	1.40	1.40	2.46	2.47
2024	69,615	11.80	12.95	863,651	4.74	1.40	1.40	3.33	3.35
2023	74,534	12.53	11.42	892,971	4.46	1.40	1.40	3.15	3.15
2022	98,217	12.14	11.07	1,136,073	1.21	1.40	1.40	(0.22)	(0.22)
2021	92,918	12.17	11.09	1,068,872	-	1.40	1.40	(1.38)	(1.38)
MFS VIT I Growth Series Initial Class
2025	66,682	119.72	119.72	7,982,890	-	1.40	1.40	10.65	10.65
2024	73,765	108.20	108.20	7,981,267	-	1.40	1.40	29.64	29.64
2023	81,119	83.46	83.46	6,775,121	-	1.40	1.40	33.99	33.99
2022	87,521	62.29	62.29	5,455,499	-	1.40	1.40	(32.58)	(32.58)
2021	89,673	92.39	92.39	8,297,513	-	1.40	1.40	21.83	21.83
MFS VIT I Growth Series Service Class
2025	11,341	61.27	103.25	1,010,206	-	1.35	2.05	9.63	10.40
2024	11,084	55.66	93.86	894,703	-	1.35	2.05	28.45	29.38
2023	12,925	44.80	63.55	803,292	-	1.35	2.05	32.76	33.69
2022	14,335	49.75	47.87	678,707	-	1.35	2.05	(33.19)	(32.72)
2021	15,301	73.94	71.65	1,088,772	-	1.35	2.05	20.72	21.58
MFS VIT I Mid Cap Growth Series
2025	15,893	34.32	53.26	741,323	-	1.35	2.05	1.29	2.03
2024	16,330	33.73	52.40	749,287	-	1.35	2.05	12.07	12.89
2023	20,043	34.51	31.90	821,037	-	1.35	2.05	18.51	19.35
2022	25,751	32.94	26.91	876,364	-	1.35	2.05	(30.24)	(29.75)
2021	28,033	46.88	38.58	1,363,922	-	1.35	2.05	11.55	12.34

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

MFS VIT I New Discovery Series Initial Class
2025	21,046	23.58	23.58	496,294	-	1.40	1.40	11.38	11.38
2024	23,335	21.17	21.17	493,975	-	1.40	1.40	5.22	5.22
2023	23,992	20.12	20.12	488,802	-	1.40	1.40	12.84	12.84
2022	27,975	17.83	17.83	505,909	-	1.40	1.40	(30.73)	(30.73)
2021	30,292	25.74	25.74	795,379	-	1.40	1.40	0.39	0.39
MFS VIT I New Discovery Series Service Class
2025	47,663	22.34	30.67	1,356,440	-	1.35	2.10	10.20	11.04
2024	51,553	20.17	27.62	1,327,761	-	1.35	2.10	4.18	5.02
2023	62,043	26.30	24.18	1,523,692	-	1.35	2.10	11.87	12.72
2022	67,031	23.34	21.61	1,467,386	-	1.35	2.10	(31.46)	(30.94)
2021	61,438	33.79	31.53	1,950,082	-	1.35	2.10	(0.55)	0.20
MFS VIT I Research Series
2025	188,996	37.55	41.48	7,451,860	0.15	1.35	2.10	10.21	11.06
2024	211,445	34.07	37.35	7,540,573	0.46	1.35	2.10	16.04	16.94
2023	263,588	31.94	29.36	8,083,477	0.25	1.35	2.10	19.58	20.48
2022	306,207	26.51	24.55	7,823,653	0.20	1.35	2.10	(19.15)	(18.54)
2021	339,424	32.54	30.37	10,691,516	0.33	1.35	2.10	21.91	22.84
MFS VIT I Total Return Bond Series
2025	1,725,979	10.48	12.91	19,240,382	4.24	0.65	2.10	4.77	6.26
2024	1,828,767	10.00	12.15	19,376,096	4.58	0.65	2.10	0.10	1.59
2023	2,027,419	11.96	9.99	21,326,051	2.98	0.65	2.10	4.90	6.44
2022	2,164,251	11.23	9.52	21,597,272	2.44	0.65	2.10	(15.97)	(14.74)
2021	2,533,455	13.17	11.33	29,955,969	2.47	0.65	2.10	(3.14)	(1.71)
MFS VIT I Utilities Series Initial Class
2025	138,702	18.38	18.38	2,549,398	2.77	1.40	1.40	13.39	13.39
2024	162,925	16.21	16.21	2,640,302	2.29	1.40	1.40	10.12	10.12
2023	186,628	14.72	14.72	2,744,449	3.46	1.40	1.40	(3.46)	(3.46)
2022	214,535	15.25	15.25	3,270,600	2.41	1.40	1.40	(0.63)	(0.63)
2021	219,170	15.34	15.34	3,368,148	1.76	1.40	1.40	12.51	12.51

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

MFS VIT I Utilities Series Service Class
2025	135,778	16.45	17.94	2,336,628	2.69	1.35	2.10	12.36	13.19
2024	144,674	14.64	15.85	2,205,494	2.42	1.35	2.10	8.93	9.84
2023	132,549	14.43	13.44	1,862,011	3.26	1.35	2.10	(4.37)	(3.64)
2022	141,842	14.97	14.05	2,071,014	2.18	1.35	2.10	(1.62)	(0.87)
2021	165,447	15.10	14.28	2,440,136	1.48	1.35	2.10	11.45	12.29
MFS VIT I Value Series Initial Class
2025	208,264	23.77	33.59	6,114,483	1.57	1.35	2.10	10.66	11.49
2024	243,975	21.32	30.13	6,428,904	1.81	1.35	2.10	9.26	10.08
2023	267,914	27.37	25.15	6,453,367	1.66	1.35	2.10	5.68	6.48
2022	296,714	25.70	23.80	6,759,986	1.38	1.35	2.10	(7.87)	(7.17)
2021	341,005	27.69	25.83	8,478,596	1.31	1.35	2.10	22.83	23.76
MFS VIT I Value Series Service Class
2025	137,281	22.93	32.52	4,231,794	1.37	1.35	2.10	10.39	11.26
2024	161,178	20.63	29.23	4,483,128	1.62	1.35	2.10	9.04	9.85
2023	192,464	26.61	24.46	4,889,521	1.39	1.35	2.10	5.39	6.19
2022	212,174	25.06	23.21	5,102,329	1.15	1.35	2.10	(8.10)	(7.40)
2021	258,353	27.07	25.26	6,729,819	1.15	1.35	2.10	22.54	23.47
MFS VIT II Blended Research Core Equity Portfolio I Class
2025	106,555	98.71	145.90	11,192,268	1.02	1.40	1.40	14.49	14.49
2024	122,691	86.22	127.43	11,237,014	1.01	1.40	1.40	23.75	23.75
2023	133,804	102.97	69.67	10,011,569	1.40	1.40	1.40	26.76	26.76
2022	146,666	81.24	54.96	8,687,538	1.12	1.40	1.40	(17.16)	(17.16)
2021	152,050	98.07	66.35	10,923,209	1.10	1.40	1.40	27.74	27.74
MFS VIT II Blended Research Core Equity Portfolio S Class
2025	38,688	59.12	69.23	2,603,901	0.78	1.35	2.10	13.41	14.26
2024	42,844	51.85	60.71	2,529,574	0.90	1.35	2.10	22.53	23.48
2023	56,566	49.07	45.27	2,708,513	1.06	1.35	2.10	25.53	26.48
2022	68,303	38.80	36.06	2,593,849	0.86	1.35	2.10	(17.95)	(17.33)
2021	73,453	46.93	43.95	3,381,978	0.91	1.35	2.10	26.49	27.45

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

MFS VIT II Core Equity Portfolio I Class
2025	22,446	80.43	80.43	1,805,460	0.46	1.40	1.40	10.94	10.94
2024	24,496	72.50	72.50	1,775,861	0.60	1.40	1.40	18.44	18.44
2023	26,623	61.21	61.21	1,629,533	0.55	1.40	1.40	21.44	21.44
2022	27,285	50.40	50.40	1,375,178	0.31	1.40	1.40	(18.41)	(18.41)
2021	28,994	61.78	61.78	1,791,176	0.43	1.40	1.40	23.58	23.58
MFS VIT II Core Equity Portfolio S Class
2025	41,987	42.93	60.89	1,894,307	0.23	1.35	2.05	9.94	10.69
2024	44,111	39.05	55.13	1,805,930	0.48	1.35	2.05	17.41	18.25
2023	46,678	37.48	33.26	1,624,267	0.32	1.35	2.05	20.30	21.14
2022	54,309	30.94	27.65	1,565,755	0.09	1.35	2.05	(19.17)	(18.59)
2021	58,485	38.00	34.21	2,085,347	0.27	1.35	2.05	22.51	23.37
MFS VIT II Corporate Bond Portfolio I Class
2025	18,732	25.27	25.27	473,301	5.27	1.40	1.40	6.09	6.09
2024	30,177	23.82	23.82	718,827	3.93	1.40	1.40	1.58	1.58
2023	30,739	23.45	23.45	694,324	3.61	1.40	1.40	7.61	7.61
2022	31,094	21.80	21.80	658,668	3.42	1.40	1.40	(17.51)	(17.51)
2021	31,946	26.42	26.42	828,303	2.93	1.40	1.40	(2.76)	(2.76)
MFS VIT II Corporate Bond Portfolio S Class
2025	441,027	15.57	20.75	7,828,437	4.70	1.35	2.10	5.05	5.87
2024	472,391	14.82	19.60	7,931,040	4.01	1.35	2.10	0.54	1.29
2023	517,096	19.35	16.54	8,575,224	3.71	1.35	2.10	6.62	7.43
2022	549,274	18.01	13.83	8,505,095	3.09	1.35	2.10	(18.36)	(17.74)
2021	597,835	21.89	16.94	11,293,644	2.69	1.35	2.10	(3.71)	(2.98)
MFS VIT II Emerging Markets Equity Portfolio I Class
2025	6,391	33.23	33.23	212,357	2.03	1.40	1.40	31.81	31.81
2024	7,470	25.21	25.21	188,315	2.40	1.40	1.40	10.04	10.04
2023	7,548	22.91	22.91	175,630	1.44	1.40	1.40	9.37	9.37
2022	7,742	20.94	20.94	164,363	4.20	1.40	1.40	(20.83)	(20.83)
2021	7,798	26.45	26.45	208,743	0.49	1.40	1.40	(8.04)	(8.04)

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

MFS VIT II Emerging Markets Equity Portfolio S Class
2025	41,649	18.73	43.15	873,525	1.92	1.35	2.05	30.61	31.53
2024	51,219	14.34	32.83	814,239	2.29	1.35	2.05	9.05	9.83
2023	69,968	14.96	13.15	999,976	1.16	1.35	2.05	8.45	9.22
2022	78,618	13.70	12.12	1,030,762	3.88	1.35	2.05	(21.58)	(21.02)
2021	84,779	17.34	15.46	1,409,657	0.26	1.35	2.05	(8.92)	(8.28)
MFS VIT II Global Governments Portfolio I Class
2025	4,828	14.02	17.12	75,578	1.80	1.40	1.40	5.03	5.10
2024	5,937	13.34	16.30	88,283	-	1.40	1.40	(5.86)	(5.83)
2023	6,802	17.31	14.17	106,601	-	1.40	1.40	0.91	0.91
2022	7,827	17.16	14.04	120,376	1.52	1.40	1.40	(18.38)	(18.38)
2021	7,910	21.02	17.21	149,694	2.24	1.40	1.40	(8.71)	(8.71)
MFS VIT II Global Governments Portfolio S Class
2025	124	12.30	12.30	1,519	1.59	1.60	1.60	4.68	4.68
2024	124	11.75	11.75	1,453	-	1.60	1.60	(6.30)	(6.30)
2023	124	12.54	12.54	1,553	-	1.60	1.60	0.39	0.39
2022	124	12.49	12.49	1,548	1.25	1.60	1.60	(18.70)	(18.70)
2021	124	15.37	15.37	1,905	2.12	1.60	1.60	(9.20)	(9.20)
MFS VIT II Global Growth Portfolio I Class
2025	20,038	80.26	94.24	1,722,277	0.33	1.40	1.40	6.19	6.19
2024	23,828	75.58	88.75	1,910,523	0.34	1.40	1.40	9.51	9.52
2023	24,551	81.04	69.01	1,808,307	0.14	1.40	1.40	19.32	19.32
2022	25,679	67.92	57.84	1,580,458	0.19	1.40	1.40	(20.23)	(20.23)
2021	27,649	85.13	72.50	2,137,589	0.08	1.40	1.40	16.88	16.88
MFS VIT II Global Growth Portfolio S Class
2025	52	58.22	58.22	3,010	0.12	1.70	1.70	5.60	5.60
2024	52	55.13	55.13	2,852	0.14	1.70	1.70	8.89	8.89
2023	52	50.63	50.63	2,621	-	1.70	1.70	18.66	18.66
2022	51	42.67	42.67	2,168	-	1.70	1.70	(20.68)	(20.68)
2021	51	53.80	53.80	2,736	-	1.70	1.70	16.21	16.21

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

MFS VIT II Global Research Portfolio I Class
2025	78,688	57.48	57.48	4,523,358	0.93	1.40	1.40	14.73	14.73
2024	90,612	50.10	50.10	4,539,311	1.05	1.40	1.40	13.63	13.63
2023	97,214	44.10	44.10	4,283,710	0.94	1.40	1.40	17.64	17.64
2022	107,225	37.48	37.48	4,007,826	0.59	1.40	1.40	(18.81)	(18.81)
2021	110,200	46.17	46.17	5,091,286	0.56	1.40	1.40	16.87	16.87
MFS VIT II Global Research Portfolio S Class
2025	1,332	42.74	44.76	59,605	0.72	1.65	1.85	13.91	14.15
2024	1,381	37.52	39.21	54,032	0.81	1.65	1.85	12.81	13.06
2023	1,467	34.68	33.26	50,796	0.65	1.65	1.85	16.78	17.02
2022	1,602	28.12	28.48	47,419	0.31	1.55	1.85	(19.39)	(19.15)
2021	1,514	34.77	35.33	55,443	0.36	1.55	1.85	16.02	16.37
MFS VIT II Global Tactical Allocation Portfolio I Class
2025	20,841	42.04	42.04	876,200	6.24	1.40	1.40	13.87	13.87
2024	24,646	36.92	36.92	909,894	0.77	1.40	1.40	3.53	3.53
2023	25,384	35.66	35.66	912,097	0.42	1.40	1.40	8.12	8.12
2022	27,831	32.98	32.98	923,566	2.11	1.40	1.40	(8.48)	(8.48)
2021	31,323	36.03	36.03	1,134,173	1.01	1.40	1.40	1.37	1.37
MFS VIT II Global Tactical Allocation Portfolio S Class
2025	1,088,729	15.49	28.70	18,042,795	5.91	1.35	2.10	12.79	13.65
2024	1,233,569	13.73	25.27	18,043,063	0.54	1.35	2.10	2.46	3.29
2023	1,430,361	14.90	13.40	20,357,448	0.15	1.35	2.10	7.07	7.88
2022	1,615,347	13.82	12.51	21,380,499	1.87	1.35	2.10	(9.37)	(8.69)
2021	1,926,183	15.13	13.81	28,015,483	0.77	1.35	2.10	0.44	1.20
MFS VIT II Government Securities Portfolio I Class
2025	29,720	19.27	21.90	606,432	4.79	1.40	1.40	5.47	5.54
2024	47,920	18.27	20.75	909,121	3.58	1.40	1.40	(0.62)	(0.60)
2023	49,716	20.88	20.88	947,892	1.45	1.40	1.40	2.71	2.71
2022	42,681	20.33	17.90	801,430	2.08	1.40	1.40	(13.47)	(13.47)
2021	45,646	23.50	20.68	994,674	2.14	1.40	1.40	(3.24)	(3.24)

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

MFS VIT II Government Securities Portfolio S Class
2025	628,131	10.67	13.19	7,401,133	4.01	0.65	2.10	4.41	5.91
2024	718,148	10.21	12.55	8,063,263	4.12	0.65	2.10	(1.60)	(0.10)
2023	741,682	10.34	10.60	8,421,569	1.22	0.65	2.10	1.69	3.18
2022	739,921	10.03	10.42	8,226,751	1.73	0.65	2.10	(14.27)	(13.02)
2021	841,559	11.53	12.16	10,869,894	1.99	0.65	2.10	(4.19)	(2.78)
MFS VIT II High Yield Portfolio I Class
2025	27,077	33.75	42.68	947,091	6.64	1.40	1.40	7.13	7.14
2024	29,911	31.50	39.84	974,577	6.10	1.40	1.40	5.45	5.46
2023	30,151	37.78	29.87	986,214	5.81	1.40	1.40	10.86	10.86
2022	31,494	34.08	26.95	925,462	5.56	1.40	1.40	(11.75)	(11.75)
2021	35,074	38.62	30.54	1,169,379	4.99	1.40	1.40	2.06	2.06
MFS VIT II High Yield Portfolio Service Class
2025	46,343	13.62	27.58	1,092,173	6.52	1.35	2.10	6.21	7.02
2024	51,083	12.81	25.80	1,133,362	7.09	1.35	2.10	4.29	5.11
2023	57,277	13.29	22.39	1,215,423	5.59	1.35	2.10	10.14	10.97
2022	75,182	19.40	20.33	1,401,161	5.17	1.35	2.10	(12.64)	(11.98)
2021	88,806	22.04	23.27	1,891,219	4.74	1.35	2.10	0.93	1.69
MFS VIT II Income Portfolio I Class
2025	42,744	22.91	22.91	979,349	4.46	1.40	1.40	5.82	5.82
2024	35,875	21.65	21.65	776,587	3.94	1.40	1.40	1.83	1.83
2023	42,678	21.26	21.26	880,827	3.57	1.40	1.40	6.11	6.11
2022	47,296	20.04	20.04	928,408	3.51	1.40	1.40	(14.90)	(14.90)
2021	53,906	23.55	23.55	1,253,794	3.07	1.40	1.40	(0.92)	(0.92)
MFS VIT II Income Portfolio S Class
2025	2,190	18.82	20.08	43,693	4.15	1.45	1.70	5.32	5.57
2024	2,190	17.87	19.02	41,413	4.17	1.45	1.70	1.13	1.39
2023	2,191	18.76	17.67	40,847	3.45	1.45	1.70	5.55	5.81
2022	2,111	17.17	16.74	36,174	2.90	1.60	1.70	(15.31)	(15.22)
2021	2,257	20.88	19.77	45,636	2.94	1.45	1.70	(1.60)	(1.35)

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

MFS VIT II International Growth Portfolio I Class
2025	6,816	47.40	47.40	323,097	0.91	1.40	1.40	19.46	19.46
2024	7,439	39.68	39.68	295,218	0.97	1.40	1.40	7.48	7.48
2023	7,740	36.92	36.92	293,512	1.08	1.40	1.40	13.14	13.14
2022	8,096	32.63	32.63	270,271	0.60	1.40	1.40	(16.13)	(16.13)
2021	8,630	38.91	38.91	342,140	0.51	1.40	1.40	7.76	7.76
MFS VIT II International Growth Portfolio S Class
2025	14,505	22.07	47.23	350,167	0.72	1.35	2.05	18.34	19.19
2024	16,876	18.65	41.13	341,352	0.80	1.35	2.05	6.51	7.25
2023	20,799	19.73	17.51	403,876	0.71	1.35	2.05	12.07	12.86
2022	29,355	17.48	15.62	503,374	0.37	1.35	2.05	(16.91)	(16.32)
2021	34,989	20.89	18.80	716,533	0.39	1.35	2.05	6.77	7.53
MFS VIT II International Intrinsic Value Portfolio Initial Class
2025	10,942	85.17	85.17	931,849	1.38	1.40	1.40	31.41	31.41
2024	16,250	64.81	64.81	1,053,073	1.37	1.40	1.40	5.76	5.76
2023	17,395	61.28	61.28	1,070,686	0.72	1.40	1.40	16.03	16.03
2022	18,544	52.81	52.81	982,960	0.79	1.40	1.40	(24.61)	(24.61)
2021	19,613	70.06	70.06	1,384,233	0.33	1.40	1.40	9.03	9.03
MFS VIT II International Intrinsic Value Portfolio Service Class
2025	82,084	27.44	68.45	2,463,816	1.29	1.35	2.05	30.23	31.16
2024	110,859	21.07	52.23	2,536,858	1.22	1.35	2.05	4.77	5.52
2023	118,936	22.66	20.11	2,583,162	0.47	1.35	2.05	14.98	15.79
2022	148,278	19.57	17.49	2,777,658	0.51	1.35	2.05	(25.31)	(24.78)
2021	149,057	26.01	23.41	3,721,750	0.14	1.35	2.05	8.03	8.79
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class
2025	177,381	48.80	61.09	9,265,821	0.26	1.40	1.40	8.37	8.37
2024	213,145	45.03	56.37	10,222,212	0.35	1.40	1.40	14.64	14.64
2023	226,718	49.17	39.28	9,515,219	0.30	1.40	1.40	22.30	22.30
2022	248,168	40.20	32.11	8,532,865	0.11	1.40	1.40	(20.37)	(20.37)
2021	270,184	50.49	40.33	11,649,099	0.24	1.40	1.40	24.23	24.23

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class
2025	9,433	55.20	65.28	602,807	0.02	1.35	1.90	7.53	8.13
2024	12,460	51.18	60.51	740,243	0.15	1.35	1.90	13.76	14.40
2023	12,086	52.77	50.83	621,117	0.05	1.35	1.90	21.37	22.04
2022	15,079	43.24	41.44	638,324	-	1.35	1.90	(20.97)	(20.53)
2021	18,318	54.41	52.44	980,836	0.03	1.35	1.90	23.28	23.97
MFS VIT II Research International Portfolio I Class
2025	8,540	33.16	33.16	283,140	1.33	1.40	1.40	20.36	20.36
2024	11,508	27.55	27.55	316,992	1.63	1.40	1.40	1.66	1.66
2023	11,548	27.10	27.10	312,909	1.06	1.40	1.40	11.46	11.46
2022	11,534	24.31	24.31	275,058	1.85	1.40	1.40	(18.72)	(18.72)
2021	11,978	29.91	29.91	360,485	0.81	1.40	1.40	10.03	10.03
MFS VIT II Research International Portfolio S Class
2025	47,635	24.06	37.09	1,507,220	1.25	1.35	2.05	19.26	20.13
2024	55,598	20.07	30.88	1,461,002	1.55	1.35	2.05	0.68	1.41
2023	64,199	30.46	25.01	1,673,944	0.78	1.35	2.05	10.53	11.31
2022	68,259	27.36	22.63	1,603,805	1.64	1.35	2.05	(19.48)	(18.91)
2021	70,022	33.74	28.10	2,037,364	0.67	1.35	2.05	9.00	9.77
MFS VIT II U.S. Government Money Market
2025	476,710	8.39	10.94	4,506,449	3.79	0.65	2.10	1.68	3.11
2024	560,981	8.25	10.61	5,197,295	5.52	0.65	2.10	2.61	4.22
2023	706,215	10.18	8.04	6,308,022	4.49	0.65	2.10	2.41	3.92
2022	852,035	9.80	7.85	7,390,577	1.18	0.65	2.10	(0.94)	0.52
2021	762,553	9.75	7.92	6,658,158	-	0.65	2.10	(2.09)	(0.65)
MFS VIT III Blended Research Small Cap Equity Portfolio
2025	58,863	26.55	38.20	1,688,906	0.79	0.65	2.05	3.35	4.80
2024	64,925	25.46	36.45	1,795,310	0.86	0.65	2.10	2.45	3.96
2023	74,131	35.06	24.85	1,991,944	0.55	0.65	2.10	16.20	17.90
2022	88,353	29.74	21.39	2,032,608	0.50	0.65	2.10	(20.26)	(19.09)
2021	94,350	36.76	26.82	2,709,330	0.67	0.65	2.10	26.48	28.33

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

MFS VIT III Conservative Allocation Portfolio
2025	602,414	19.04	21.69	12,335,678	2.59	1.35	2.10	7.44	8.23
2024	710,748	17.72	20.04	13,493,205	1.83	1.35	2.10	3.44	4.21
2023	850,063	19.23	17.13	15,598,786	2.63	1.35	2.10	7.74	8.55
2022	1,030,546	17.72	15.90	17,464,995	1.97	1.35	2.10	(17.29)	(16.67)
2021	1,227,690	21.26	19.23	25,059,389	2.00	1.35	2.10	4.47	5.27
MFS VIT III Global Real Estate Portfolio Initial Class
2025	854	28.31	34.11	26,502	1.64	1.35	1.90	1.56	2.13
2024	876	27.72	33.51	26,880	4.59	1.35	1.90	(4.56)	(4.02)
2023	1,297	28.88	33.56	42,774	0.81	1.35	1.90	9.35	9.96
2022	1,483	26.26	30.69	44,721	1.66	1.35	1.90	(28.32)	(27.92)
2021	1,518	36.44	42.81	63,257	1.42	1.35	1.90	27.66	28.37
MFS VIT III Global Real Estate Portfolio Service Class
2025	98,698	19.78	23.37	2,148,827	1.14	1.35	2.10	1.12	1.92
2024	102,037	19.47	22.93	2,185,810	1.81	1.35	2.10	(4.96)	(4.25)
2023	104,020	23.95	20.58	2,332,687	0.46	1.35	2.10	8.89	9.71
2022	114,321	21.83	18.90	2,345,117	1.12	1.35	2.10	(28.66)	(28.12)
2021	110,858	30.36	26.49	3,171,391	1.03	1.35	2.10	27.16	28.12
MFS VIT III Growth Allocation Portfolio
2025	454,208	33.62	38.32	16,264,213	1.26	1.35	2.10	9.51	10.37
2024	508,729	30.70	34.72	16,580,912	1.15	1.35	2.10	7.72	8.57
2023	572,305	31.98	28.49	17,262,442	2.29	1.35	2.10	12.63	13.48
2022	655,566	28.18	25.30	17,507,780	1.32	1.35	2.10	(20.20)	(19.60)
2021	766,837	35.05	31.70	25,510,699	1.43	1.35	2.10	13.13	13.99
MFS VIT III Inflation Adjusted Bond Portfolio
2025	448,846	9.83	11.20	4,749,852	3.11	0.65	2.10	5.93	7.51
2024	484,271	9.28	10.50	4,811,138	3.45	0.65	2.10	(6.17)	(4.73)
2023	511,921	10.35	9.89	5,400,484	2.77	0.65	2.10	0.32	1.79
2022	555,392	10.17	9.86	5,816,015	4.03	0.65	2.10	(23.30)	(22.17)
2021	576,064	13.07	12.85	7,828,606	0.82	0.65	2.10	(0.80)	0.66

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

MFS VIT III Limited Maturity Portfolio Initial Class
2025	688,027	10.28	11.77	7,664,028	4.36	1.35	2.10	3.63	4.44
2024	743,489	9.92	11.27	7,962,147	4.48	1.35	2.10	3.01	3.78
2023	780,071	10.86	9.63	8,063,199	1.60	1.35	2.10	3.87	4.66
2022	883,645	10.37	9.27	8,749,689	1.89	1.35	2.10	(6.13)	(5.42)
2021	1,067,604	10.97	9.87	11,215,348	2.26	1.35	2.10	(1.94)	(1.19)
MFS VIT III Limited Maturity Portfolio Service Class
2025	374,859	9.82	11.86	3,943,378	4.16	0.65	2.10	3.26	4.86
2024	400,523	9.51	11.31	4,062,979	3.84	0.65	2.10	2.81	4.34
2023	430,640	10.84	9.25	4,235,913	1.29	0.65	2.10	3.57	5.08
2022	473,985	10.32	8.93	4,492,812	1.58	0.65	2.10	(6.23)	(4.86)
2021	581,184	10.85	9.52	5,845,782	2.01	0.65	2.10	(2.27)	(0.84)
MFS VIT III Mid Cap Value Portfolio Initial Class
2025	31,663	35.41	39.11	1,164,453	1.06	1.35	1.90	3.96	4.54
2024	33,289	34.06	37.41	1,175,605	1.37	1.35	1.90	11.60	12.21
2023	41,209	33.34	30.52	1,302,319	1.73	1.35	1.90	10.60	11.21
2022	46,172	29.98	27.60	1,318,303	0.98	1.35	1.90	(10.51)	(10.01)
2021	52,229	33.31	30.84	1,662,468	0.78	1.35	1.90	28.51	29.22
MFS VIT III Mid Cap Value Portfolio Service Class
2025	26,770	32.96	37.40	946,959	0.83	1.35	2.05	3.58	4.32
2024	30,122	31.82	35.85	1,025,560	1.05	1.35	2.05	11.18	12.00
2023	39,744	32.01	28.62	1,206,065	1.49	1.35	2.05	10.10	10.88
2022	44,777	28.87	25.99	1,232,218	0.81	1.35	2.05	(10.86)	(10.23)
2021	53,103	32.16	29.16	1,630,465	0.70	1.35	2.05	27.94	28.85
MFS VIT III Moderate Allocation Portfolio
2025	2,316,992	26.24	29.90	65,162,653	2.04	1.35	2.10	8.65	9.44
2024	2,610,730	24.15	27.32	67,319,156	1.41	1.35	2.10	5.83	6.68
2023	3,107,195	25.61	22.82	75,457,635	2.41	1.35	2.10	10.30	11.13
2022	3,485,838	23.05	20.69	76,450,037	1.73	1.35	2.10	(18.65)	(18.03)
2021	3,882,126	28.12	25.43	104,206,605	1.75	1.35	2.10	8.93	9.76

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

MFS VIT III New Discovery Value Portfolio
2025	7,803	40.69	44.79	342,856	1.65	1.35	1.90	0.94	1.50
2024	7,879	39.34	44.13	341,655	1.04	1.35	2.05	6.93	7.69
2023	10,512	40.98	36.79	420,242	0.89	1.35	2.05	8.96	9.73
2022	13,664	37.34	33.76	499,536	0.42	1.35	2.05	(13.04)	(12.43)
2021	17,477	42.64	38.83	724,099	0.65	1.35	2.05	31.15	32.07
MFS VIT Total Return Series Initial Class
2025	246,138	20.46	20.46	5,035,666	2.76	1.40	1.40	9.65	9.65
2024	349,111	18.66	18.66	6,515,134	2.47	1.40	1.40	6.26	6.26
2023	376,551	17.56	17.56	6,611,902	2.04	1.40	1.40	8.92	8.92
2022	438,426	16.13	16.13	7,071,899	1.73	1.40	1.40	(10.83)	(10.83)
2021	468,248	18.08	18.08	8,472,460	1.80	1.40	1.40	12.54	12.54
MFS VIT Total Return Series Service Class
2025	846,894	18.14	19.93	16,255,424	2.51	1.35	2.10	8.56	9.45
2024	964,716	16.71	18.21	16,965,577	2.96	1.35	2.10	5.20	6.00
2023	1,098,724	17.18	15.88	18,299,600	1.83	1.35	2.10	7.92	8.74
2022	1,180,781	15.80	14.72	18,144,538	1.48	1.35	2.10	(11.72)	(11.05)
2021	1,273,514	17.76	16.67	22,074,051	1.61	1.35	2.10	11.46	12.30
Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio
2025	3,005	45.16	51.24	147,402	0.38	1.35	2.05	10.15	10.91
2024	3,489	41.00	46.20	154,100	-	1.35	2.05	38.79	39.83
2023	7,775	33.04	29.54	244,667	-	1.35	2.05	41.20	42.20
2022	10,726	23.24	20.92	237,093	-	1.35	2.05	(63.72)	(63.47)
2021	6,443	63.61	57.67	390,741	-	1.35	2.05	(13.01)	(12.39)
Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio
2025	10,219	68.41	76.24	721,225	-	1.35	2.10	32.58	33.57
2024	12,334	51.60	57.08	655,531	-	1.35	2.10	43.09	44.21
2023	16,511	39.58	36.06	611,479	-	1.35	2.10	45.23	46.33
2022	22,005	27.05	24.83	561,769	-	1.35	2.10	(61.00)	(60.70)
2021	13,561	68.83	63.65	886,590	-	1.35	2.10	(2.24)	(1.49)

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($)(4)	Assets ($)	(%)(1)	(%)(2)	(%)(2)	(%)(3)(4)	(%)(3)(4)

PIMCO CommodityReal Return® Strategy Portfolio
2025	1,708	7.28	7.61	12,608	2.67	1.35	1.65	16.67	17.08
2024	2,021	6.16	6.50	12,757	2.01	1.35	1.75	2.16	2.52
2023	2,350	6.34	6.03	14,466	15.90	1.35	1.75	(9.53)	(9.17)
2022	2,388	6.98	6.67	16,230	21.15	1.35	1.75	6.78	7.20
2021	3,348	6.51	6.24	21,237	3.85	1.35	1.75	30.79	31.32
PIMCO VIT All Asset Portfolio Admin Class
2025	22,038	18.88	21.14	447,451	4.44	1.35	1.90	11.98	12.69
2024	35,810	16.37	18.76	646,495	6.79	1.35	2.05	1.61	2.35
2023	38,549	18.33	16.11	681,014	2.98	1.35	2.05	5.94	6.69
2022	40,587	17.18	15.21	673,441	7.61	1.35	2.05	(13.64)	(13.03)
2021	54,625	19.76	17.61	1,040,638	11.19	1.35	2.05	13.86	14.67
PIMCO VIT All Asset Portfolio Advisor Class
2025	97,367	14.93	16.52	1,538,952	4.50	1.35	2.05	11.84	12.61
2024	106,349	13.35	14.67	1,496,091	6.28	1.35	2.05	1.44	2.16
2023	113,076	14.36	13.16	1,561,371	2.82	1.35	2.05	5.82	6.57
2022	124,880	13.47	12.44	1,621,621	7.55	1.35	2.05	(13.66)	(13.05)
2021	139,926	15.49	14.40	2,097,815	10.95	1.35	2.05	13.68	14.48
PIMCO VIT CommodityRealReturnTM Strategy Portfolio
2025	140,336	7.56	8.81	1,158,923	2.82	1.35	2.10	16.31	17.15
2024	167,973	6.50	7.52	1,185,459	2.59	1.35	2.10	2.02	2.73
2023	176,406	7.32	6.37	1,216,823	16.06	1.35	2.10	(9.78)	(9.09)
2022	179,439	8.05	7.06	1,369,088	22.86	1.35	2.10	6.35	7.16
2021	254,359	7.51	6.64	1,812,678	4.23	1.35	2.10	30.56	31.55
PIMCO VIT Emerging Markets Bond Portfolio
2025	12,790	30.90	38.24	449,619	6.91	1.35	2.10	12.61	13.47
2024	14,364	27.44	33.70	446,510	6.71	1.35	2.10	5.30	6.11
2023	15,367	31.76	26.06	451,530	5.69	1.35	2.10	8.83	9.65
2022	19,256	28.97	23.95	519,587	4.81	1.35	2.10	(17.49)	(16.87)
2021	21,701	34.84	29.02	705,274	4.48	1.35	2.10	(4.61)	(3.89)

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($)(4)	($)(4)	Assets ($)	(%)(1)	(%)(2)	(%)(2)	(%)(3)(4)	(%)(3)(4)

PIMCO VIT Global Managed Asset Allocation Portfolio
2025	1,442,974	18.52	20.97	28,655,872	4.35	1.35	2.10	19.25	20.17
2024	1,691,319	15.53	17.45	28,032,529	3.58	1.35	2.10	8.45	9.20
2023	1,949,486	15.98	14.32	29,706,242	2.11	1.35	2.10	10.50	11.33
2022	2,218,858	14.35	12.96	30,454,141	1.88	1.35	2.10	(20.10)	(19.49)
2021	2,416,898	17.82	16.22	41,335,261	2.35	1.35	2.10	10.25	11.09
PIMCO VIT Real Return Portfolio
2025	66,639	14.47	17.18	1,061,904	3.29	1.35	2.05	5.70	6.42
2024	75,585	13.69	16.20	1,133,738	3.29	1.35	2.05	-	0.77
2023	83,391	15.64	13.69	1,250,480	2.99	1.35	2.05	1.56	2.28
2022	87,145	15.29	13.47	1,282,995	7.03	1.35	2.05	(13.70)	(13.09)
2021	98,937	17.59	15.61	1,679,717	4.90	1.35	2.05	3.46	4.19
PIMCO VIT StocksPLUS Global Portfolio
2025	1,964	27.13	28.74	55,139	4.53	1.35	1.75	22.10	22.56
2024	2,192	22.22	23.45	50,347	5.10	1.35	1.75	11.38	11.83
2023	2,431	20.97	19.95	50,074	2.73	1.35	1.75	20.71	21.19
2022	2,769	17.30	16.53	47,186	1.14	1.35	1.75	(20.20)	(19.88)
2021	2,824	21.59	20.71	60,133	0.07	1.35	1.75	17.25	17.73
PIMCO VIT Total Return Portfolio
2025	243,820	15.15	17.31	3,938,273	4.10	1.35	1.90	6.83	7.45
2024	277,220	14.18	16.11	4,181,641	5.10	1.35	1.90	0.57	1.19
2023	294,733	15.34	15.14	4,420,035	3.56	1.35	1.90	3.94	4.52
2022	328,603	15.24	13.17	4,728,278	2.60	1.35	2.05	(16.05)	(15.46)
2021	374,075	18.02	15.68	6,391,592	1.82	1.35	2.05	(3.28)	(2.60)
Putman VT Large Cap Value Fund
2025	12,289	48.22	53.35	622,020	1.43	1.35	2.05	17.90	18.74
2024	13,790	40.90	44.93	589,811	1.03	1.35	2.05	16.69	17.53
2023	13,882	38.23	35.05	506,346	1.74	1.35	2.05	13.31	14.11
2022	12,513	33.50	30.93	398,715	1.48	1.35	2.05	(5.10)	(4.43)
2021	14,826	35.06	32.59	498,701	1.20	1.35	2.05	24.71	25.59

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($)(4)	($)(4)	Assets ($)	(%)(1)	(%)(2)	(%)(2)	(%)(3)(4)	(%)(3)(4)

Templeton Developing Markets VIP Fund
2025	29,694	22.58	25.27	704,662	0.54	1.35	1.90	43.46	44.32
2024	42,025	15.73	17.51	694,593	4.08	1.35	1.90	5.57	6.19
2023	51,418	16.49	14.90	802,757	2.08	1.35	1.90	10.49	11.11
2022	65,711	14.84	13.48	923,843	2.59	1.35	1.90	(23.46)	(23.03)
2021	60,484	19.28	17.62	1,108,643	0.87	1.35	1.90	(7.53)	(7.01)
Templeton Foreign VIP Fund
2025	165,539	19.96	27.23	4,263,361	2.29	1.35	2.10	26.49	27.48
2024	199,380	15.69	21.44	4,028,624	2.90	1.35	2.10	(3.07)	(2.34)
2023	211,419	19.69	20.21	4,388,407	3.17	1.35	2.10	18.24	19.14
2022	248,465	16.53	17.10	4,337,124	2.97	1.35	2.10	(9.53)	(8.85)
2021	287,167	18.13	18.90	5,499,879	1.80	1.35	2.10	1.98	2.76
Templeton Growth VIP Fund
2025	19,650	22.31	34.64	620,639	0.89	1.35	2.05	21.31	22.19
2024	22,641	18.30	28.35	587,980	1.08	1.35	2.05	3.24	3.96
2023	25,295	27.27	23.45	635,869	3.31	1.35	2.05	18.55	19.39
2022	29,013	22.84	19.78	614,030	0.16	1.35	2.05	(13.31)	(12.69)
2021	32,512	26.16	22.82	791,023	1.11	1.35	2.05	2.73	3.46

(1) The investment income ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) The expense ratios represent the annualized contract expenses of the Separate Account for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contract holders.

Note 8. Subsequent Events

The Separate Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

KPMG LLP
Two Manhattan West
375 9th Avenue, 17th Floor
New York, NY 10001

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nassau Life Insurance Company and Contract

Owners of Delaware Life NY Variable Account C - Regatta:

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of the subaccounts listed in the Appendix that comprise Delaware Life NY Variable Account C - Regatta (the Separate Account) as of December 31, 2025, the related statements of operations and change in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights in Note 7 for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of their operations and changes in their net assets for each of the years in the two-year period then ended (or for the period indicated in the Appendix), and the financial highlights for each of the years in the five-year period then ended (or for the period indicated in the Appendix), in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agents of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Nassau Insurance Group Holdings’ separate accounts since 2015.

New York, New York

April 14, 2026

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG
International Limited, a private English company limited by guarantee.

Appendix

Delaware Life NY Variable Account C – Regatta

AB VPS Balanced Hedged Allocation Portfolio

AB VPS Discovery Value Portfolio

AB VPS Dynamic Asset Allocation Portfolio

AB VPS International Value Portfolio

BlackRock Global Allocation V.I. Fund

Columbia CTIVP – Principal Large Cap Growth Fund Class 2 (1)

Columbia Variable Portfolio – Acorn Fund (1)

Columbia Variable Portfolio - Large Cap Growth Fund Class 2

Columbia Variable Portfolio - Overseas Core Fund

Fidelity VIP Balanced Portfolio

Fidelity VIP Contrafund Portfolio

Fidelity VIP Freedom 2010 Portfolio

Fidelity VIP Freedom 2015 Portfolio

Fidelity VIP Freedom 2020 Portfolio

Fidelity VIP Mid Cap Portfolio

First Eagle Overseas Variable Fund

Franklin Income VIP Fund

Franklin Mutual Shares VIP Fund

Franklin Templeton Allocation VIP Fund

Franklin Templeton Global Bond VIP Fund

Franklin Templeton Income VIP Fund

Franklin Templeton Small Cap Value VIP Fund Class 2

Franklin Templeton Small Cap Value VIP Fund Class 4

Franklin Templeton Strategic Income VIP Fund Class 2

Franklin Templeton Strategic Income VIP Fund Class 4

Invesco V.I. American Value Fund

Invesco V.I. Comstock Fund

Invesco V.I. Discovery Large Cap Fund (1)

Invesco V.I. Conservative Balanced Fund

Invesco V.I. Equity and Income Fund

Invesco V.I. EQV International Equity Fund

Invesco V.I. Global Fund

Invesco V.I. Main Street Fund

Invesco V.I. Main Street Small Cap Fund®

Lazard Retirement Emerging Markets Equity Portfolio

Lord Abbett Series Fund - Growth Opportunities Portfolio VC

Lord Abbett Series Fund- Fundamental Equity Portfolio VC

LVIP JPMorgan Core Bond Fund

LVIP JPMorgan U.S. Equity Fund

MFS U.S. Government Money Market Portfolio

MFS VIT I Growth Series Initial Class

MFS VIT I Growth Series Service Class

MFS VIT I Mid Cap Growth Series

MFS VIT I New Discovery Series Initial Class

MFS VIT I New Discovery Series Service Class

MFS VIT I Research Series

MFS VIT I Total Return Bond Series

MFS VIT I Utilities Series Initial Class

MFS VIT I Utilities Series Service Class

MFS VIT I Value Series Initial Class

MFS VIT I Value Series Service Class

MFS VIT II Blended Research Core Equity Portfolio I Class

MFS VIT II Blended Research Core Equity Portfolio S Class

MFS VIT II Core Equity Portfolio I Class

MFS VIT II Core Equity Portfolio S Class

MFS VIT II Corporate Bond Portfolio I Class

MFS VIT II Corporate Bond Portfolio S Class

MFS VIT II Emerging Markets Equity Portfolio I Class

MFS VIT II Emerging Markets Equity Portfolio S Class

MFS VIT II Global Governments Portfolio I Class

MFS VIT II Global Governments Portfolio S Class

MFS VIT II Global Growth Portfolio I Class

MFS VIT II Global Growth Portfolio S Class

MFS VIT II Global Research Portfolio I Class

MFS VIT II Global Research Portfolio S Class

MFS VIT II Global Tactical Allocation Portfolio I Class

MFS VIT II Global Tactical Allocation Portfolio S Class

MFS VIT II Government Securities Portfolio I Class

MFS VIT II Government Securities Portfolio S Class

MFS VIT II High Yield Portfolio I Class

MFS VIT II High Yield Portfolio Service Class

MFS VIT II Income Portfolio I Class

MFS VIT II Income Portfolio S Class

MFS VIT II International Growth Portfolio I Class

MFS VIT II International Growth Portfolio S Class

MFS VIT II International Intrinsic Value Portfolio Initial Class

MFS VIT II International Intrinsic Value Portfolio Service Class

MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class

MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class

MFS VIT II Research International Portfolio I Class

MFS VIT II Research International Portfolio S Class

MFS VIT II U.S. Government Money Market

MFS VIT III Blended Research Small Cap Equity Portfolio

MFS VIT III Conservative Allocation Portfolio

MFS VIT III Global Real Estate Portfolio Initial Class

MFS VIT III Global Real Estate Portfolio Service Class

MFS VIT III Growth Allocation Portfolio

MFS VIT III Inflation Adjusted Bond Portfolio

MFS VIT III Limited Maturity Portfolio Initial Class

MFS VIT III Limited Maturity Portfolio Service Class

MFS VIT III Mid Cap Value Portfolio Initial Class

MFS VIT III Mid Cap Value Portfolio Service Class

MFS VIT III Moderate Allocation Portfolio

MFS VIT III New Discovery Value Portfolio

MFS VIT Total Return Series Initial Class

MFS VIT Total Return Series Service Class

Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio

Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio

PIMCO CommodityReal Return® Strategy Portfolio

PIMCO VIT All Asset Portfolio Admin Class

PIMCO VIT All Asset Portfolio Advisor Class

PIMCO VIT CommodityRealReturnTM Strategy Portfolio

PIMCO VIT Emerging Markets Bond Portfolio

PIMCO VIT Global Managed Asset Allocation Portfolio

PIMCO VIT Real Return Portfolio

PIMCO VIT StocksPLUS Global Portfolio

PIMCO VIT Total Return Portfolio

Putman VT Large Cap Value Fund

Templeton Developing Markets VIP Fund

Templeton Foreign VIP Fund

Templeton Growth VIP Fund

(1) See Note 2 to the financial statements for the former name of the subaccount.

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